As filed with the Securities and Exchange Commission on April 13, 2018
Registration Nos. 333-147743; 811-08183
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 15	(X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 56	(X)
VARIABLE ANNUITY-1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
489 Fifth Ave., 28th Floor
New York, New York 10017
(Address of Depositor’s Principal Executive Offices)
(800) 537-2033
(Depositor’s Telephone Number)
Andra S. Bolotin
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
489 Fifth Ave., 28th Floor
New York, New York 10017
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2018, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE ANNUITY®
A flexible premium deferred variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York
Overview
This Prospectus describes the Schwab OneSource Annuity (the “Contract”), a flexible premium deferred variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Effective September 30, 2014, this Contract is no longer issued to new purchasers. Even though the Contract is no longer offered for sale, you may make additional Contributions as permitted under your Contract. Prior to September 30, 2014, Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issued the Contract as individual contracts.
This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2018 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the address listed in this Prospectus or by phone at (800) 838-0650. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains other information about us that has been filed electronically .
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is:
•	$500 per Contribution; or
•	$100 per Contribution if made via Automatic Bank Draft Plan.
Allocating Your Money
When you contribute money to the Schwab OneSource Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:
The date of this Prospectus is May 1, 2018.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
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AB VPS Growth and Income Portfolio (Class A Shares)
AB VPS Growth Portfolio (Class A Shares)
AB VPS International Growth Portfolio (Class A Shares)*
AB VPS International Value Portfolio (Class A Shares)*
AB VPS Real Estate Investment Portfolio (Class A Shares)
AB VPS Small/Mid Cap Value Portfolio (Class A Shares)
Alger Large Cap Growth Portfolio (Class I-2 Shares)
Alger Mid Cap Growth Portfolio (Class I-2 Shares)*
American Century Investments® VP Balanced Fund (Class I Shares)
American Century Investments® VP Income & Growth Fund (Class I Shares)
American Century Investments® VP International Fund (Class I Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class I Shares)
BlackRock Global Allocation V.I. Fund (Class I Shares)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares)
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares)
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Standard Class Shares)
Delaware VIP® Small Cap Value Series (Standard Class Shares)
Delaware VIP® Smid Cap Core Series (Standard Class Shares)
Deutsche Capital Growth VIP (Class A Shares)
Deutsche Core Equity VIP (Class A Shares)
Deutsche CROCI® U.S. VIP (Class A Shares)
Deutsche Global Small Cap VIP (Class A Shares)
Deutsche Small Cap Index VIP (Class A Shares)
Deutsche Small Mid Cap Growth VIP (Class A Shares)
Deutsche Small Mid Cap Value VIP (Class A Shares)
Dreyfus Investment Portfolio MidCap Stock Portfolio (Initial Shares)
Dreyfus Variable Investment Fund Appreciation Portfolio (Initial Shares)
Federated Fund for U.S. Government Securities II
Franklin Small Cap Value VIP Fund (Class 2 Shares)
Invesco V.I. Comstock Fund (Series I Shares)
Invesco V.I. Growth and Income Fund (Series I Shares)
Invesco V.I. High Yield Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)*
Invesco V.I. Small Cap Equity Fund (Series I Shares)
Invesco V.I. Technology Fund (Series I Shares)
Janus Henderson Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) (Service Shares)
Janus Henderson Flexible Bond Portfolio (formerly Janus Aspen Flexible Bond Portfolio) (Service Shares)
Janus Henderson Global Research Portfolio (formerly Janus Aspen Global Research Portfolio ) (Institutional Shares)
Janus Henderson Global Technology Portfolio (formerly Janus Aspen Global Technology Portfolio) (Service Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares)
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
LVIP Baron Growth Opportunities Fund (Service Class Shares)
MFS® VIT II International Value Portfolio (Service Class Shares)
MFS® VIT Utilities Series (Service Class Shares)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)
NVIT Mid Cap Index Fund (Class II Shares)
Oppenheimer Global Fund/VA (Non-Service Shares)

Oppenheimer International Growth Fund/VA (Non-Service Shares)
Oppenheimer Main Street Small Cap Fund/VA® (Non-Service Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares)
PIMCO VIT High Yield Portfolio (Administrative Class Shares)
PIMCO VIT Low Duration Portfolio (Administrative Class Shares)
PIMCO VIT Total Return Portfolio (Administrative Class Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid Cap Value VCT Portfolio (Class II Shares)
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares)
Prudential Series Fund Equity Portfolio (Class II Shares)*
Prudential Series Fund Natural Resources Portfolio (Class II Shares)*
Putnam VT Equity Income Fund (Class IB Shares)
Putnam VT Global Health Care Fund (Class IB Shares)*
Putnam VT Investors Fund (Class IA Shares) Effective on or about June 30, 2018, this fund will be renamed the Putnam VT Multi-Cap Core Fund.
Putnam VT Mortgage Securities Fund (formerly Putnam VT American Government Income Fund) (Class IB Shares)
Royce Small-Cap Portfolio (Service Class Shares)*
Schwab Government Money Market PortfolioTM
Schwab MarketTrack Growth Portfolio IITM
Schwab® S&P 500 Index Portfolio
Templeton Foreign VIP Fund (Class 2 Shares)
Templeton Global Bond VIP Fund (Class 2 Shares)
Third Avenue Value Portfolio*
Touchstone Bond Fund
Touchstone Common Stock Fund
Touchstone Focused Fund
Touchstone Small Company Fund
VanEck VIP Global Hard Assets Fund (S Class Shares)
VanEck VIP Unconstrained Emerging Markets Bond Fund (Initial Class Shares)
Wells Fargo VT Discovery Fund (Class 2 Shares)
Wells Fargo VT Omega Growth Fund (Class 2 Shares)
Wells Fargo VT Opportunity Fund (Class 2 Shares)
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Sales and Surrender Charges
There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity.
Right of Cancellation Period
After you receive your Contract, you can look it over for at least 10 days and up to 60 days for replacement annuity contracts, during which time you may cancel your Contract as described in more detail in this Prospectus.
Payout Options
The Schwab OneSource Annuity offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:
Annuity Service Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
AnnuityOperations@greatwest.com
Via Internet:
schwab.retirementpartner.com
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.

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Definitions
1035 Exchange – A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.
Accumulation Period – The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.
Annuitant – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”
Annuity Account – An account established by us in your name that reflects all account activity under your Contract.
Annuity Account Value – The sum of the value of each Sub-Account you have selected.
Annuity Commencement Date – The date annuity payouts begin.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Service Center – P.O. Box 173920, Denver, CO, 80217-3920. The toll-free telephone number is (800) 838-0650.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan – A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary – The person(s) designated to receive any Death Benefit under the terms of the Contract.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.
Contingent Beneficiary – The person designated to become the Beneficiary when the primary Beneficiary dies.
Contributions – The amount of money you invest or deposit into your annuity prior to any Premium Tax or other deductions.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies.
Distribution Period – The period starting with your Payout Commencement Date.

Schwab OneSource Annuity Structure
Effective Date – The date on which the first Contribution is credited to your Annuity Account.
Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another's Spouse as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.
Payout Commencement Date – The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 99th birthday.
Portfolio – A registered management investment company, or portfolio thereof, in which the assets of the Series Account may be invested.
Premium Tax – A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing. Currently, the Premium Tax rate in New York for annuities is 0% given the total mix of Great-West’s business in New York.
Proportional Withdrawals – A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under Option 2 . See “Death Benefit” below.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at the Annuity Service Center (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it was processed.

Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state's law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or Series Account financial statements, or “subaccount” in marketing materials.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving money from and among the Sub-Account(s).
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	None
Maximum Surrender Charge (as a percentage of amount surrendered):	None
Maximum Transfer Charge:	$25*
*	Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See “Transfers” below.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Maintenance Charge	None
Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Maximum Mortality and Expense Risk Charge:	0.85%*
Distribution Charge:	None
Total Series Account Annual Expenses:	0.85%*
*	If you select Death Benefit Option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses[1]	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.03%	1.57%
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio.
Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:
1 year	3 years	5 years	10 years
$242.00	$782.00	$1,405.00	$3,388.00
This Example does not show the effect of Premium Taxes. Premium Taxes, if any, are deducted from Contract Value upon full surrender, death, or annuitization. See “Charges and Deductions – Premium Tax” below. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

[1]	The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolios' prospectus.

Summary
The Schwab OneSource Annuity® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
You may purchase the Schwab OneSource Annuity® through a 1035 Exchange from another insurance contract. However, in no event may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.
How to Contact the Annuity Service Center:
Annuity Service Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500, or $100 if made through an Automatic Bank Draft Plan.
The money you contribute to the Contract will be invested at your direction. The duration of your Right of Cancellation period under New York state law is 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.
Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.
If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%. In addition, each Portfolio assesses a charge for management fees and other expenses.
You may cancel your Contract during the Right of Cancellation period by sending it to the Annuity Service Center or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.
This summary highlights some of the more significant aspects of the Schwab OneSource Annuity®. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company of New York
Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. Great-West operates in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and

(2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York. Great-West's Home Office is located at 489 Fifth Ave., 28th Floor, New York, New York 10017.
Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation.
Effective December 31, 2005, First Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West Life & Annuity Insurance Company, including the Series Account, and it became directly liable for First Great-West Life & Annuity Insurance Company's liabilities and obligations, including those with respect to the Contract supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company changed its name to Great-West Life & Annuity Insurance Company of New York.
The Series Account
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account. The Series Account was established in accordance with New York laws on January 15, 1997.
We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.
Each Portfolio:
•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:
AB Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P.
AB VPS Growth and Income Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS Growth Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS International Growth Portfolio (Class A Shares)* - seeks long-term growth of capital.
AB VPS International Value Portfolio (Class A Shares)* - seeks long-term growth of capital.
AB VPS Real Estate Investment Portfolio (Class A Shares) - seeks total return from long-term growth of capital and income.
AB VPS Small/Mid Cap Value Portfolio (Class A Shares) - seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco V.I. Comstock Fund (Series I Shares) - seeks capital growth and income.
Invesco V.I. Growth and Income Fund (Series I Shares) - seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund (Series I Shares) - seeks total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth Fund (Series I Shares) - seeks long-term growth of capital.
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. Small Cap Equity Fund (Series I Shares) - seeks long-term growth of capital.
Invesco V.I. Technology Fund (Series I Shares) - seeks long-term growth of capital.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Large Cap Growth Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.

American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Balanced Fund (Class I Shares) - seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Investments® VP Income & Growth Fund (Class I Shares) - seeks capital growth; income is a secondary objective.
American Century Investments® VP International Fund (Class I Shares) - seeks capital growth.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund (Class I Shares) - seeks high total investment return.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares) - seeks long-term capital appreciation.
Columbia Funds Variable Series Trust II - advised by Columbia Management Investment Advisors, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares) - seeks long-term capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Standard Class Shares) - seeks long-term capital appreciation.
Delaware VIP® Small Cap Value Series (Standard Class Shares) - seeks capital appreciation.
Delaware VIP® Smid Cap Core Series (Standard Class Shares) - seeks long-term capital appreciation.
Deutsche Investments VIT Funds – advised by Deutsche Investment Management Americas, Inc.
Deutsche Small Cap Index VIP (Class A Shares) - seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Deutsche Variable Series I – advised by Deutsche Investment Management Americas, Inc.
Deutsche Capital Growth VIP (Class A Shares) - seeks to provide long-term growth of capital.
Deutsche Core Equity VIP (Class A Shares) - seeks long-term growth of capital, current income and growth of income.
Deutsche Global Small Cap VIP (Class A Shares) - seeks above-average capital appreciation over the long term.
Deutsche Variable Series II – advised by Deutsche Investment Management Americas, Inc.
Deutsche CROCI® U.S. VIP (Class A Shares) - seeks a high rate of total return.
Deutsche Small Mid Cap Growth VIP (Class A Shares) - seeks long-term capital appreciation.

Deutsche Small Mid Cap Value VIP (Class A Shares) - seeks long-term capital appreciation.
Dreyfus Investment Portfolios – advised by The Dreyfus Corporation
Dreyfus Investment Portfolio MidCap Stock Portfolio (Initial Shares) - seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation
Dreyfus Variable Investment Fund Appreciation Portfolio (Initial Shares) - seeks long-term capital growth consistent with the preservation of capital; its secondary goal is current income.
Federated Insurance Series – advised by Federated Investment Management Company
Federated Fund for U.S. Government Securities II - seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund (Class 2 Shares) - seeks long-term total return.
Templeton Foreign VIP Fund (Class 2 Shares) - seeks long-term capital growth.
Templeton Global Bond VIP Fund (Class 2 Shares) - seeks high current income consistent with preservation of capital; capital appreciation is a secondary objective.
Janus Aspen Series – advised by Janus Capital Management, LLC
Janus Henderson Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Flexible Bond Portfolio (formerly Janus Aspen Flexible Bond Portfolio) (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Global Research Portfolio (formerly Janus Aspen Global Research Portfolio ) (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Global Technology Portfolio (formerly Janus Aspen Global Technology Portfolio) (Service Shares) - seeks long-term growth of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares) - seeks capital growth over the long term.
Lazard Retirement Series, Inc. – advised by Lazard Asset Management, LLC
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - seeks long-term capital appreciation.
Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation
LVIP Baron Growth Opportunities Fund (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company
MFS® VIT Utilities Series (Service Class Shares) - seeks total return.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company

MFS® VIT II International Value Portfolio (Service Class Shares) - seeks capital appreciation.
Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors
NVIT Mid Cap Index Fund (Class II Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares) - seeks growth of capital.
Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.
Oppenheimer Global Fund/VA (Non-Service Shares) - seeks capital appreciation.
Oppenheimer International Growth Fund/VA (Non-Service Shares) - seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund/VA® (Non-Service Shares) - seeks capital appreciation.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT High Yield Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Total Return Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Fund VCT Portfolio (Class I Shares) - seeks reasonable income and capital growth.
Pioneer Mid Cap Value VCT Portfolio (Class II Shares) - seeks capital appreciation.
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares) - seeks long-term capital growth.
Prudential Series Fund – advised by Prudential Investments LLC
Prudential Series Fund Equity Portfolio (Class II Shares)* - seeks long-term growth of capital.
Prudential Series Fund Natural Resources Portfolio (Class II Shares)* - seeks long-term growth of capital.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Equity Income Fund (Class IB Shares) - seeks capital growth and current income.
Putnam VT Global Health Care Fund (Class IB Shares)* - seeks capital appreciation.
Putnam VT Investors Fund (Class IA Shares) - seeks long-term growth of capital and any increased income that results from this growth. Effective on or about June 30, 2018, the name and objective of this fund will change and be replaced with the following:
Putnam VT Multi-Cap Core Fund (Class IB Shares) – seeks capital appreciation.

Putnam VT Mortgage Securities Fund (formerly Putnam VT American Government Income Fund) (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Royce Capital Fund – advised by Royce & Associates, LP
Royce Small-Cap Portfolio (Service Class Shares)* - seeks long-term growth of capital.
Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.
Schwab Government Money Market PortfolioTM - seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
Schwab MarketTrack Growth Portfolio II - seeks high capital growth with less volatility than an all-stock portfolio.
Schwab® S&P 500 Index Portfolio - seeks to track the total return of the S&P 500® Index.
Third Avenue Variable Series Trust – advised by Third Avenue Management LLC
Third Avenue Value Portfolio* - seeks long-term capital appreciation.
Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.
Touchstone Bond Fund - seeks to provide as high a level of current income as is consistent with the preservation of capital; capital appreciation is a secondary goal.
Touchstone Common Stock Fund - seeks to provide investors with capital appreciation.
Touchstone Focused Fund - seeks to provide investors with capital appreciation.
Touchstone Small Company Fund - seeks growth of capital.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund (S Class Shares) - seeks long-term capital appreciation by investing primarily in hard asset securities; income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond Fund (Initial Class Shares) - seeks high total return-income plus capital appreciation-by investing globally, primarily in a variety of debt securities.
Wells Fargo Variable Trust – advised by Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery Fund (Class 2 Shares) - seeks long-term capital appreciation.
Wells Fargo VT Omega Growth Fund (Class 2 Shares) - seeks long-term capital appreciation.
Wells Fargo VT Opportunity Fund (Class 2 Shares) - seeks long-term capital appreciation.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.retirementpartner.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own.
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts. Currently, Schwab must approve certain changes.
Great-West and Schwab periodically review each Portfolio and reserve the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
If you do not reallocate your amounts in the Sub-Account to be eliminated by the elimination date, we will automatically transfer your account value in the eliminated Sub-Account to the Schwab Government Money Market Portfolio Sub-Account under your Contract. Following the Sub-Account elimination date, you will be provided notice of the reinvestment and information about how to request Transfers of your reinvested amounts from the Schwab Government Money Market Portfolio Sub-Account to other Sub-Account(s).. The elimination of a Sub-Account will not result in tax implications for Contract Owners, and neither the automatic Transfer of amounts by Great-West from the eliminated Sub-Account to the Schwab Government Money Market Portfolio Sub-Account, nor subsequent Transfer(s) you elect to make from the Schwab Government Money Market Portfolio Sub-Account to other Sub-Accounts under your Contract as a result of the Sub-Account elimination will count toward Transfer restrictions under your Contract, if any. See also “Dollar Cost Averaging” and “Rebalancer” sections, below.
Application and Initial Contributions
The first step to purchasing the Schwab OneSource Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to Great-West Life & Annuity Insurance Company of New York) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity has a cash value of at least $5,000.
The Contract application and any initial Contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 94120-7666.
If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Right of Cancellation Period
During the Right of Cancellation period (ten-days required by New York state law and 60 days if the contract is a replacement), you may cancel your Contract. During the Right of Cancellation period, all Contributions will first be allocated to the Schwab Government Money Market Sub-Account and will remain there until the next Transaction Date following the end of the Right of Cancellation period plus five calendar days. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.
Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective after the Right of Cancellation Period. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages. Any changes made during the Right of Cancellation period will take effect after the Right of Cancellation period has expired.
Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In New York, we will refund the greater of (i) Contributions (less any withdrawals and distributions taken during the Right of Cancellation period), or (ii) the Annuity Account Value.
Amounts contributed from a 1035 Exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. New York state requires that we return the greater of: (a) Contributions received (less any surrenders, withdrawals, and distributions taken during the Right of Cancellation period), or (b) the Annuity Account Value effective as of the Transaction Date the Contract is returned and received by us.
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.
Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to Great-West.
We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective on the Transaction Date.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center at Great-West if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.
Each Sub-Account's value prior to the Payout Commencement Date is equal to:
•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge, and
•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.
Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).
Transfers
At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center, or through the Internet at www.schwab.retirementpartner.com where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:
•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.
Any limitation on Transfers among Sub-Accounts that you can make during any Contract year is set forth on your Contract Data Page. Currently, we impose no charge for Transfers you make in excess of this amount. However, we reserve the right to impose such a charge in the future. If we choose to exercise this right we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Service Center if received before 4:00 p.m. ET. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the

Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

How dollar cost averaging works:
Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired Sub-Account allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•	You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Annuity Service Center. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the Annuity Commencement Date.
If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose Option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you.
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•	Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date.
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to commence, Great-West may delay the Annuity Commencement Date by 30 days.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Great-West generally will pay the Surrender Value in a single sum within 7 days after receipt of the Request. Great-West may delay payment for: (a) any period (i) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (ii) during which trading on the New York Stock Exchange is restricted; (b) any period during which an emergency exists as a result of which (i) disposal of the Series Account owned by it is not reasonably practicable; or (ii) it is not reasonably practicable for the Series Account to determine the value of its net assets; or (c) any other period as the SEC may by order permit for the protection of security holders.
Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal Request for this purpose must meet the $100 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.
Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Telephone, Fax and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET on days the New York Stock Exchange is open for business will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner,

Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
If you have selected Death Benefit Option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
If you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.
For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.
Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.
If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.
In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you had selected Death Benefit Option 2 in this example, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any Proportional Withdrawals). If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%.
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.
The amount of the Death Benefit will be determined as of the date payments commence.
However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.
If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
•	such distributions begin not later than one year after the Owner's date of death.
If an election is not received by Great-West from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.
Distribution of Death Benefit
Death of Annuitant Who is Not the Owner
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.
If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the “Death of Owner” provisions described below.
Contingent Annuitant
While the Annuitant is living, and at least 30 days prior to the Annuity Commencement Date, you may, by written Request designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.
Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's Spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force. If the Beneficiary is a partnership, any benefits will be paid to the partnership as it existed at the time of the Owner’s or the Annuitant’s death.
Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving Spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's Spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
The Owner may change the ownership while the Annuitant and Owner are living. Any change will take effect as of the date the signed written Request is received by us at the Annuity Service Center, unless a different date is specified by the Owner. If the Owner wishes to specify a specific date, that date must be within 60 days of the Owner’s signature. The change will not take affect if any other action was taken by the Owner or payout was made by Great-West before the requested change was processed.
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•	Premium Tax, if applicable; and/or
•	Charges against your Annuity Account Value for our assumption of mortality and expense risks.
The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.
The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus. You bear these costs indirectly when you allocate to a Sub-Account.
Payments we Receive
Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes, ranging from 0% to 3.5%, in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options
During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.
You may change the Payout Commencement Date within 30 days prior to commencement of payouts. The Annuity Commencement Date may not be earlier than 13 months after the Effective Date of the Contract.
Periodic Withdrawals
You may Request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.
In Requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will be made; and
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.
Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Annuity Account Value is zero.
•	You Request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner or the Annuitant dies.
If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” above.

Annuity Payouts
You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a Payout Commencement Date, payouts will begin on the Annuitant's 99th birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.
The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. The interest rate used will be 3%.
Variable Annuity Units
The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the fifth valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where

(a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions
Once payouts start under the annuity payout option you select:
•	no changes can be made in the payout option;
•	no additional Contributions will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, on the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.
You should consult a tax advisor for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable New York or other tax laws.
The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.
If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.
This rule also does not apply where:
•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.
The following discussion generally applies to a Contract owned by a natural person.
Withdrawals
Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefits selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax adviser regarding the deductibility of the uncovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. Currently, we do not allow partial annuitizations under your Contract.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59 1⁄2.
•	Made as a result of death or disability of the Owner.

•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
In order to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's Spouse, the Contract may be continued in the name of the Spouse as Owner.
•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.
Diversification of Investments
For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed, at ordinary income tax rates, on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.
Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Code Section 1035 if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange. In addition, annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract. Rev Proc. 2011-38 replaces Rev. Proc. 2008-24’s automatic characterization of a transfer as a distribution taxable under Code Section 72(e) if it did not qualify as a tax-free exchange under Code Section 1035 with an analysis by the IRS, using general tax principles, to determine the substance, and thus the treatment of, the transaction. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer's modified adjusted gross income over a specified income level ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor the impact of the Investment Income Surtax on you.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state in which the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state's law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under the Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state's law regarding civil unions and same-sex marriages.

Assignments or Pledges
Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.
If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.
A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.
If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.
Distribution of the Contracts
We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in New York by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.
GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.
You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions, or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Contract Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.
Commodity Exchange Act
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for Owners, Annuitants, Beneficiaries, and other payees.
Independent Registered Public Accounting Firm and Independent Auditors
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Annuity Service Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
AnnuityOperations@greatwest.com
www.schwab.retirementpartner.com
The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	information about Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-1 Series Account;
•	the calculation of annuity payouts;
•	postponement of payouts;

•	services;
•	withholding; and
•	financial statements.

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
Investment Division (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS GROWTH
Value at beginning of period	17.60	17.52	16.17	14.37	10.79	9.54	9.48	8.30	10.00
Value at end of period	23.53	17.60	17.52	16.17	14.37	10.79	9.54	9.48	8.30
Number of accumulation units outstanding at end of period	282	1,481	-	-	-	-	-	-	-
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	7.82	8.45	8.67	8.83	7.83	6.82	8.15	7.27	5.24	10.00
Value at end of period	10.49	7.82	8.45	8.67	8.83	7.83	6.82	8.15	7.27	5.24
Number of accumulation units outstanding at end of period	406	406	406	406	948	17,086	16,954	18,717	12,899	2,505
AB VPS INTERNATIONAL VALUE
Value at beginning of period	6.98	7.06	6.92	7.43	6.08	5.34	6.66	6.41	4.79	10.00
Value at end of period	8.69	6.98	7.06	6.92	7.43	6.08	5.34	6.66	6.41	4.79
Number of accumulation units outstanding at end of period	1,467	1,467	1,467	1,467	1,467	7,564	8,565	10,220	17,377	3,838
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	17.03	15.90	15.88	12.75	12.32	10.23	9.44	7.52	5.85	10.00
Value at end of period	18.02	17.03	15.90	15.88	12.75	12.32	10.23	9.44	7.52	5.85
Number of accumulation units outstanding at end of period	3,470	11,021	11,466	13,016	16,422	11,292	7,416	5,402	1,119	1,085
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	20.81	16.74	17.83	16.44	11.98	10.16	11.16	8.85	10.00
Value at end of period	23.39	20.81	16.74	17.83	16.44	11.98	10.16	11.16	8.85
Number of accumulation units outstanding at end of period	2,765	4,264	2,602	2,619	2,125	6,868	6,883	5,992	4,694
ALGER LARGE CAP GROWTH
Value at beginning of period	15.26	15.49	15.33	13.90	10.36	9.49	9.58	8.51	5.80	10.00
Value at end of period	19.48	15.26	15.49	15.33	13.90	10.36	9.49	9.58	8.51	5.80
Number of accumulation units outstanding at end of period	1,595	6,831	6,831	7,860	2,920	986	500	3,069	980	40
ALGER MID CAP GROWTH
Value at beginning of period	12.79	12.75	13.04	12.15	9.00	7.80	8.56	7.21	10.00
Value at end of period	16.50	12.79	12.75	13.04	12.15	9.00	7.80	8.56	7.21
Number of accumulation units outstanding at end of period	4,051	4,050	4,050	4,050	4,050	4,050	-	-	-
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	15.56	14.63	15.12	13.85	11.87	10.69	10.21	9.21	8.03	10.00
Value at end of period	17.60	15.56	14.63	15.12	13.85	11.87	10.69	10.21	8.21	8.03
Number of accumulation units outstanding at end of period	7,412	9,275	9,275	9,400	7,569	649	649	649	649	649
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH

Investment Division (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	16.82	14.92	15.91	14.23	10.55	9.25	9.03	7.96	10.00
Value at end of period	20.14	16.82	14.92	15.91	14.23	10.55	9.25	9.03	7.96
Number of accumulation units outstanding at end of period	3,130	3,041	3,780	3,884	4,214	4,214	4,437	4,437	3,661
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	8.84	9.42	9.41	10.00
Value at end of period	11.53	8.84	9.42	9.41
Number of accumulation units outstanding at end of period	1,346	1,346	1,346	1,346
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	31.33	25.69	26.28	22.75	17.63	15.27	15.50	13.11	10.00
Value at end of period	34.69	31.33	25.69	26.28	22.75	17.63	15.27	15.50	13.11
Number of accumulation units outstanding at end of period	3,385	3,118	3,361	3,353	7,502	6,583	6,994	4,501	4,501
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	18.94	15.82	16.57	14.75	11.27	9.90	9.86	8.75	7.35	10.00
Value at end of period	20.46	18.94	15.82	16.57	14.75	11.27	9.90	9.86	8.75	7.35
Number of accumulation units outstanding at end of period	6,357	18,080	17,006	14,780	10,983	20,759	23,324	16,940	11,716	1,550
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.26	9.92	10.06	10.00
Value at end of period	11.61	10.26	9.92	10.06
Number of accumulation units outstanding at end of period	6,035	8,779	2,744	4,216
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	10.50	10.00
Value at end of period	13.34	10.50
Number of accumulation units outstanding at end of period	1,810	1,959
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	19.71	16.67	15.28	12.29	9.86	9.27	12.14	10.65	10.00
Value at end of period	26.42	19.71	16.67	15.28	12.29	9.86	9.27	12.14	10.65
Number of accumulation units outstanding at end of period	2,713	1,123	1,268	1,687	1,513	-	-	360	331
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	27.41	20.78	22.33	21.81	16.38	14.82	15.89	12.65	10.00
Value at end of period	31.04	27.41	20.78	22.33	21.81	16.38	14.82	15.89	12.65
Number of accumulation units outstanding at end of period	514	514	723	514	514	1,388	1,517	2,562	2,562
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	8.98	7.94	9.34	10.00
Value at end of period	12.54	8.98	7.94	9.34
Number of accumulation units outstanding at end of period	3,800	-	366	366
DELAWARE VIP SMALL CAP VALUE

Investment Division (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	22.19	17.00	18.24	17.35	13.08	11.55	11.79	8.97	6.85	10.00
Value at end of period	24.71	22.19	17.00	18.24	17.35	13.08	11.55	11.79	8.97	6.85
Number of accumulation units outstanding at end of period	5,281	4,539	4,886	4,886	6,946	4,401	3,805	3,105	2,234	4
DELAWARE VIP SMID CAP CORE
Value at beginning of period	24.39	22.67	21.22	20.70	14.74	13.37	12.44	9.19	10.00
Value at end of period	28.75	24.39	22.67	21.22	20.70	14.74	13.37	12.44	9.19
Number of accumulation units outstanding at end of period	1,087	579	833	1,065	10,382	7,669	7,857	167	-
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	18.07	17.45	16.17	14.40	10.77	9.34	9.84	8.49	10.00
Value at end of period	22.67	18.07	17.45	16.17	14.40	10.77	9.34	9.84	8.49
Number of accumulation units outstanding at end of period	14,041	14,536	14,360	12,787	6,873	12,129	24,190	16,399	41
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	19.15	17.45	16.68	15.02	11.01	9.57	9.68	8.56	10.00
Value at end of period	23.03	19.15	17.45	16.68	15.02	11.01	9.57	9.68	8.56
Number of accumulation units outstanding at end of period	3,619	3,619	3,619	3,619	3,619	3,370	1,085	1,085	-
DEUTSCHE CROCI® U.S. VIP
Value at beginning of period	11.95	12.58	13.60	12.36	9.51	8.71	8.78	7.98	6.40	10.00
Value at end of period	14.59	11.95	12.58	13.60	12.36	9.51	8.71	8.78	7.98	6.40
Number of accumulation units outstanding at end of period	595	595	1,044	836	542	594	594	3,158	6,983	23
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	9.70
Value at end of period	11.57
Number of accumulation units outstanding at end of period	6,706
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	19.47	16.19	17.08	16.41	11.92	10.32	10.86	8.65	6.88	10.00
Value at end of period	22.11	19.47	16.19	17.08	16.41	11.92	10.32	10.86	8.65	6.88
Number of accumulation units outstanding at end of period	24,442	21,200	21,848	22,254	4,961	5,471	7,111	6,346	6,494	767
DEUTSCHE SMALL MID CAP VALUE VIP
Value at beginning of period	18.37	15.81	16.23	15.48	11.52	10.19	10.92	8.93	10.00
Value at end of period	20.17	18.37	15.81	16.23	15.48	11.52	10.19	10.92	8.93
Number of accumulation units outstanding at end of period	2,182	2,287	2,406	2,842	4,025	10,211	10,211	10,212	10,325
DREYFUS VIF APPRECIATION
Value at beginning of period	16.16	15.08	15.56	14.49	12.04	10.97	10.13	8.84	7.26	10.00
Value at end of period	20.45	16.16	15.08	15.56	14.49	12.04	10.97	10.13	8.84	7.26
Number of accumulation units outstanding at end of period	1,353	1,422	3,593	3,168	20,924	32,291	31,920	26,554	22,647	12
DREYFUS VIF GROWTH AND INCOME

Investment Division (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	12.06	10.00
Value at end of period	14.34	12.06
Number of accumulation units outstanding at end of period	2,213	2,213
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	12.21	12.10	12.11	11.65	11.97	11.70	11.14	10.66	10.20	10.00
Value at end of period	12.37	12.21	12.10	12.11	11.65	11.97	11.70	11.14	10.66	10.20
Number of accumulation units outstanding at end of period	9,236	9,990	1,343	1,158	1,158	19,631	26,402	22,490	31,217	3,665
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	19.34	14.95	16.25	16.26	12.02	10.22	10.68	8.39	10.00
Value at end of period	21.26	19.34	14.95	16.25	16.26	12.02	10.22	10.68	8.39
Number of accumulation units outstanding at end of period	2,980	4,550	1,801	1,801	182	639	592	640	757
INVESCO V.I. COMSTOCK
Value at beginning of period	18.05	15.49	16.58	15.25	11.29	9.53	9.77	8.48	10.00
Value at end of period	21.13	18.05	15.49	16.58	15.25	11.29	9.53	9.77	8.48
Number of accumulation units outstanding at end of period	920	4,470	4,470	5,656	3,271	-	-	-	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	17.93	15.07	15.65	14.28	10.72	9.42	9.67	8.65	10.00
Value at end of period	20.36	17.93	15.07	15.65	14.28	10.72	9.42	9.67	8.65
Number of accumulation units outstanding at end of period	26,964	23,485	23,842	19,908	26,143	15,318	10,734	11,159	7,690
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.34	11.47	11.82	11.85	10.03	8.73	9.43	8.41	6.26	10.00
Value at end of period	13.86	11.34	11.47	11.82	11.85	10.03	8.73	9.43	8.41	6.26
Number of accumulation units outstanding at end of period	7,342	10,833	11,341	11,642	20,198	25,157	22,661	15,815	11,437	795
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	20.73	18.40	19.29	18.60	14.53	13.18	14.17	12.50	10.00
Value at end of period	23.67	20.73	18.40	19.29	18.60	14.53	13.18	14.17	12.50
Number of accumulation units outstanding at end of period	2,535	2,535	2,535	2,535	2,535	2,535	-	-	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	25.27	22.70	24.18	23.78	17.41	15.39	15.60	12.21	10.00
Value at end of period	28.64	25.27	22.70	24.18	23.78	17.41	15.39	15.60	12.21
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-
INVESCO V.I. TECHNOLOGY
Value at beginning of period	11.67	11.83	11.15	10.00
Value at end of period	15.66	11.67	11.83	11.15
Number of accumulation units outstanding at end of period	-	-	-	228
JANUS HENDERSON VIT BALANCED

Investment Division (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	16.66	16.07	16.11	14.98	12.59	11.18	11.10	10.33	10.00
Value at end of period	19.56	16.66	16.07	16.11	14.98	12.59	11.18	11.10	10.33
Number of accumulation units outstanding at end of period	46,619	47,440	58,849	58,966	47,653	35,246	35,172	35,135	12,963
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	14.53	14.30	14.41	13.85	13.98	13.02	12.32	11.51	10.25	10.00
Value at end of period	14.92	14.53	14.30	14.41	13.85	13.98	13.02	12.32	11.51	10.25
Number of accumulation units outstanding at end of period	40,660	38,392	40,817	31,285	31,580	49,213	42,843	39,060	24,398	1,936
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	10.38	10.24	10.55	10.00
Value at end of period	13.11	10.38	10.24	10.55
Number of accumulation units outstanding at end of period	1,562	3,287	3,287	-
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	13.09
Value at end of period	18.84
Number of accumulation units outstanding at end of period	9,089
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	15.64	13.04	16.41	17.32	17.66	14.56	17.87	14.66	10.00
Value at end of period	19.87	15.64	13.04	16.41	17.32	17.66	14.56	17.87	14.66
Number of accumulation units outstanding at end of period	19,485	15,218	16,264	15,087	12,665	17,921	15,596	13,441	1,643
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	18.69	17.82	18.84	18.08	12.99	11.06	10.70	8.52	10.00
Value at end of period	23.63	18.69	17.82	18.84	18.08	12.99	11.06	10.70	8.52
Number of accumulation units outstanding at end of period	1,559	3,552	3,552	4,672	5,918	15,490	17,789	17,685	14,570
MFS VIT II INTERNATIONAL VALUE
Value at beginning of period	22.14	21.46	20.31	20.22	15.94	13.84	14.18	13.12	10.00
Value at end of period	27.89	22.14	21.46	20.31	20.22	15.94	13.84	14.18	13.12
Number of accumulation units outstanding at end of period	16,591	8,585	8,835	7,909	8,507	14,985	15,211	10,552	1,181
MFS VIT UTILITIES
Value at beginning of period	13.99	12.66	14.95	13.38	11.20	9.96	9.41	8.35	6.32	10.00
Value at end of period	15.92	13.99	12.66	14.95	13.38	11.20	9.96	9.41	8.35	6.32
Number of accumulation units outstanding at end of period	9,076	10,112	11,339	14,615	14,308	11,450	2,611	2,227	1,005	1,005
NVIT MID CAP INDEX
Value at beginning of period	20.02	16.79	17.39	16.03	12.15	10.43	10.78	8.62	10.00
Value at end of period	22.99	20.02	16.79	17.39	16.03	12.15	10.43	10.78	8.62
Number of accumulation units outstanding at end of period	13,533	15,149	15,914	15,927	3,859	3,040	2,838	2,846	5,083
OPPENHEIMER GLOBAL

Investment Division (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	14.40	14.48	14.02	13.80	10.91	9.06	9.94	8.63	10.00
Value at end of period	19.56	14.40	14.48	14.02	13.80	10.91	9.06	9.94	8.63
Number of accumulation units outstanding at end of period	469	469	910	984	801	2,777	2,329	1,499	2,259
OPPENHEIMER INTERNATIONAL GROWTH
Value at beginning of period	12.08	12.42	12.09	13.11	10.48	8.63	9.36	8.21	10.00
Value at end of period	15.16	12.08	12.42	12.09	13.11	10.48	8.63	9.36	8.21
Number of accumulation units outstanding at end of period	15,944	15,551	15,604	15,737	7,091	1,523	1,436	1,286	5,950
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	12.14	10.35	10.00
Value at end of period	13.77	12.14	10.35
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT HIGH YIELD
Value at beginning of period	16.27	14.56	14.90	14.52	13.82	12.17	11.85	10.42	7.48	10.00
Value at end of period	17.23	16.27	14.56	14.90	14.52	13.82	12.17	11.85	10.42	7.48
Number of accumulation units outstanding at end of period	8,900	8,900	8,900	11,084	16,197	22,643	16,231	15,900	4,309	833
PIMCO VIT LOW DURATION
Value at beginning of period	12.10	12.01	12.05	12.02	12.12	11.52	11.47	10.97	9.74	10.00
Value at end of period	12.18	12.10	12.01	12.05	12.02	12.12	11.52	11.47	10.97	9.74
Number of accumulation units outstanding at end of period	59,789	87,489	91,606	89,824	90,652	75,192	60,994	49,567	14,484	3,449
PIMCO VIT TOTAL RETURN
Value at beginning of period	14.08	13.80	13.83	13.35	13.70	12.59	12.23	11.38	10.05	10.00
Value at end of period	14.67	14.08	13.80	13.83	13.35	13.70	12.59	12.23	11.38	10.05
Number of accumulation units outstanding at end of period	28,128	38,063	36,359	39,655	53,221	78,274	66,875	63,917	29,301	357
PIONEER FUND VCT
Value at beginning of period	15.76	14.44	14.55	13.19	9.96	9.09	9.56	8.30	10.00
Value at end of period	19.06	15.76	14.44	14.55	13.19	9.96	9.09	9.56	8.30
Number of accumulation units outstanding at end of period	934	934	1,230	1,316	5,213	6,160	10,850	7,266	8,931
PIONEER MID CAP VALUE VCT
Value at beginning of period	16.59	14.37	15.45	13.54	10.27	9.33	9.97	8.51	10.00
Value at end of period	18.61	16.59	14.37	15.45	13.54	10.27	9.33	9.97	8.51
Number of accumulation units outstanding at end of period	284	284	284	269	361	-	-	-	1,810
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	19.93	19.34	19.15	17.62	12.45	11.71	12.06	10.09	10.00
Value at end of period	25.75	19.93	19.34	19.15	17.62	12.45	11.71	12.06	10.09
Number of accumulation units outstanding at end of period	678	678	-	-	587	-	-	-	-
PRUDENTIAL SERIES FUND EQUITY

Investment Division (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	23.03	22.43	22.14	20.77	15.72	13.98	14.63	13.21	10.00
Value at end of period	28.67	23.03	22.43	22.14	20.77	15.72	13.98	14.63	13.21
Number of accumulation units outstanding at end of period	-	-	-	723	723	830	830	864	-
PRUDENTIAL SERIES FUND NATURAL RESOURCES
Value at beginning of period	10.73	8.65	12.24	15.36	14.09	14.61	18.23	14.39	10.00
Value at end of period	10.61	10.73	8.65	12.24	15.36	14.09	14.61	18.23	14.39
Number of accumulation units outstanding at end of period	-	-	-	-	290	1,950	987	-	-
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	11.08	11.13	11.28	10.88	11.00	10.87	10.00
Value at end of period	11.22	11.08	11.13	11.28	10.88	11.00	10.87
Number of accumulation units outstanding at end of period	1,963	7,751	9,681	5,604	231	231	1,686
PUTNAM VT EQUITY INCOME
Value at beginning of period	20.41	18.08	18.77	16.77	12.75	10.75	10.00
Value at end of period	24.09	20.41	18.08	18.77	16.77	12.75	10.75
Number of accumulation units outstanding at end of period	13,809	18,705	19,198	19,194	9,586	6,172	5,524
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	17.55	19.93	18.61	14.68	10.43	8.58	10.00
Value at end of period	20.11	17.55	19.93	18.61	14.68	10.43	8.58
Number of accumulation units outstanding at end of period	95	2,747	5,391	4,025	8,835	6,349	6,198
PUTNAM VT INVESTORS
Value at beginning of period	12.05	10.79	11.08	10.00
Value at end of period	14.74	12.05	10.79	11.08
Number of accumulation units outstanding at end of period	1,056	2,408	2,408	2,408
ROYCE CAPITAL FUND - SMALL-CAP
Value at beginning of period	23.95	20.00	22.86	22.36	16.74	15.01	15.67	13.11	10.00
Value at end of period	25.01	23.95	20.00	22.86	22.36	16.74	15.01	15.67	13.11
Number of accumulation units outstanding at end of period	2,132	2,132	2,132	2,320	6,163	8,210	8,107	8,430	5,730
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.58	9.64	9.70	9.77	9.83	9.89	9.96	10.02	10.07	10.00
Value at end of period	9.56	9.58	9.64	9.70	9.77	9.83	9.89	9.96	10.02	10.07
Number of accumulation units outstanding at end of period	56,722	79,447	79,212	130,893	144,556	150,222	78,208	196,082	34,349	227,841
SCHWAB MARKETTRACK GROWTH
Value at beginning of period	14.84	13.71	13.93	13.29	10.83	9.61	9.77	8.65	10.00
Value at end of period	17.19	14.84	13.71	13.93	13.29	10.83	9.61	9.77	8.65
Number of accumulation units outstanding at end of period	14,548	15,226	15,226	15,405	10,950	10,613	10,415	5,580	2,101
SCHWAB S&P 500 INDEX

Investment Division (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	17.94	16.17	16.09	14.28	10.88	9.47	9.35	8.21	6.55	10.00
Value at end of period	21.70	17.94	16.17	16.09	14.28	10.88	9.47	9.35	8.21	6.55
Number of accumulation units outstanding at end of period	150,898	167,558	173,484	175,613	140,069	109,676	91,655	18,074	13,903	2,052
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	12.53	14.12	12.64	10.00
Value at end of period	15.84	12.53	14.12	12.64
Number of accumulation units outstanding at end of period	-	4,276	4,540	4,512
TEMPLETON FOREIGN VIP
Value at beginning of period	12.04	11.31	12.17	13.78	11.28	9.60	10.82	10.00
Value at end of period	13.96	12.04	11.31	12.17	13.78	11.28	9.60	10.82
Number of accumulation units outstanding at end of period	8,452	15,343	15,468	15,551	7,546	7,583	6,622	5,808
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.76	9.55	10.04	10.00
Value at end of period	9.89	9.76	9.55	10.04
Number of accumulation units outstanding at end of period	38,054	17,499	17,499	19,369
THIRD AVENUE VALUE
Value at beginning of period	11.53	10.34	11.43	11.02	9.32	7.37	9.42	8.32	10.00
Value at end of period	13.02	11.53	10.34	11.43	11.02	9.32	7.37	9.42	8.32
Number of accumulation units outstanding at end of period	1,414	1,414	1,414	1,414	1,414	2,717	2,717	2,717	4,131
TOUCHSTONE VST FOCUSED
Value at beginning of period	28.57	25.42	25.09	22.33	16.67	13.99	15.88	13.14	10.00
Value at end of period	32.26	28.57	25.42	25.09	22.33	16.67	13.99	15.88	13.14
Number of accumulation units outstanding at end of period	3,695	2,904	2,904	3,050	3,546	2,999	-	-	-
TVST TOUCHSTONE BOND
Value at beginning of period	12.78	12.76	13.01	12.59	12.71	12.01	11.29	10.59	10.00
Value at end of period	13.16	12.78	12.76	13.01	12.59	12.71	12.01	11.29	10.59
Number of accumulation units outstanding at end of period	7,422	6,118	7,680	6,479	547	8,370	9,925	5,178	-
TVST TOUCHSTONE COMMON STOCK
Value at beginning of period	26.63	24.09	24.20	22.08	16.87	14.75	14.54	12.64	10.00
Value at end of period	32.15	26.63	24.09	24.20	22.08	16.87	14.75	14.54	12.64
Number of accumulation units outstanding at end of period	4,577	3,545	3,557	3,645	6,400	3,244	3,362	-	-
TVST TOUCHSTONE SMALL COMPANY
Value at beginning of period	29.23	24.47	24.97	23.56	17.60	15.90	15.53	12.63	10.00
Value at end of period	34.60	29.23	24.47	24.97	23.56	17.60	15.90	15.53	12.63
Number of accumulation units outstanding at end of period	2,307	1,579	1,070	1,070	3,060	3,730	4,036	3,508	3,508
VAN ECK VIP GLOBAL HARD ASSETS

Investment Division (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	12.09	8.48	12.86	16.05	14.65	14.30	17.28	13.51	10.00
Value at end of period	11.77	12.09	8.48	12.86	16.05	14.65	14.30	17.28	13.51
Number of accumulation units outstanding at end of period	13,064	21,780	21,870	22,863	20,066	19,812	15,856	14,421	-
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	10.84	10.25	11.87	11.70	12.96	12.36	11.50	10.90	10.00
Value at end of period	12.09	10.84	10.25	11.87	11.70	12.96	12.36	11.50	10.90
Number of accumulation units outstanding at end of period	2,737	7,491	7,491	6,883	9,658	13,697	15,326	12,671	799
WELLS FARGO VT DISCOVERY
Value at beginning of period	19.71	18.43	18.83	18.88	13.21	11.30	11.32	8.41	10.00
Value at end of period	25.29	19.71	18.43	18.83	18.88	13.21	11.30	11.32	8.41
Number of accumulation units outstanding at end of period	256	256	975	1,556	1,511	1,674	945	859	3,486
WELLS FARGO VT OMEGA GROWTH
Value at beginning of period	10.90	10.91	10.84	10.00
Value at end of period	14.57	10.90	10.91	10.84
Number of accumulation units outstanding at end of period	1,847	-	-	700
WELLS FARGO VT OPPORTUNITY
Value at beginning of period	17.73	15.90	16.52	15.05	11.60	10.10	10.76	8.75	10.00
Value at end of period	21.22	17.73	15.90	16.52	15.05	11.60	10.10	10.76	8.75
Number of accumulation units outstanding at end of period	446	446	446	909	576	576	847	363	1,284

Investment Division (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS GROWTH
Value at beginning of period	17.31	17.26	15.96	14.21	10.69	9.47	9.43	8.27	10.00
Value at end of period	23.09	17.31	17.26	15.96	14.21	10.69	9.47	9.43	8.27
Number of accumulation units outstanding at end of period	397	397	397	397	397	397	-	-	-
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	7.69	8.33	8.56	8.73	7.75	6.77	8.11	7.25	5.24	10.00
Value at end of period	10.29	7.69	8.33	8.56	8.73	7.75	6.77	8.11	7.25	5.24
Number of accumulation units outstanding at end of period	1,296	1,296	3,014	3,014	3,014	1,407	1,652	2,931	7,141	4,124
AB VPS INTERNATIONAL VALUE
Value at beginning of period	6.86	6.95	6.83	7.35	6.02	5.30	6.62	6.39	4.78	10.00
Value at end of period	8.53	6.86	6.95	6.83	7.35	6.02	5.30	6.62	6.39	4.78
Number of accumulation units outstanding at end of period	1,849	1,849	8,062	8,062	8,062	8,062	8,062	8,062	10,764	6,005
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	16.73	15.66	15.67	12.61	12.20	10.15	9.39	7.50	5.84	10.00
Value at end of period	17.68	16.73	15.66	15.67	12.61	12.20	10.15	9.39	7.50	5.84

Investment Division (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	3,850	6,883	10,710	10,733	12,043	7,757	8,493	7,382	6,269	3,863
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	20.45	16.49	17.59	16.25	11.87	10.08	11.10	8.82	10.00
Value at end of period	22.95	20.45	16.49	17.59	16.25	11.87	10.08	11.10	8.82
Number of accumulation units outstanding at end of period	-	309	309	382	2,317	-	-	608	-
ALGER LARGE CAP GROWTH
Value at beginning of period	15.00	15.25	15.13	13.74	10.26	9.42	9.53	8.48	10.00
Value at end of period	19.11	15.00	15.25	15.13	13.74	10.26	9.42	9.53	8.48
Number of accumulation units outstanding at end of period	2,969	2,799	4,714	3,748	405	405	409	337	-
ALGER MID CAP GROWTH
Value at beginning of period	12.57	12.56	12.87	12.01	8.92	7.74	8.51	7.19	4.78	10.00
Value at end of period	16.18	12.57	12.56	12.87	12.01	8.92	7.74	8.51	7.19	4.78
Number of accumulation units outstanding at end of period	2,707	2,707	2,707	2,686	1,857	2,939	1,857	8,805	8,782	3,075
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	15.29	14.41	14.92	13.70	11.76	10.61	10.16	9.18	8.02	10.00
Value at end of period	17.27	15.29	14.41	14.92	13.70	11.76	10.61	10.16	9.18	8.02
Number of accumulation units outstanding at end of period	8,889	9,388	6,670	7,040	7,583	8,647	11,387	11,387	6,129	2,520
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	16.53	14.69	15.70	14.07	10.45	9.19	8.98	7.94	6.78	10.00
Value at end of period	19.75	16.53	14.69	15.70	14.07	10.45	9.19	8.98	7.94	6.78
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	8.80	9.39	10.00
Value at end of period	11.45	8.80	9.39
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	30.85	25.36	25.98	22.54	17.50	15.19	15.45	13.09	10.00
Value at end of period	34.10	30.85	25.36	25.98	22.54	17.50	15.19	15.45	13.09
Number of accumulation units outstanding at end of period	889	1,399	1,174	1,151	920	-	-	-	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	18.61	15.58	16.35	14.58	11.16	9.83	9.81	8.72	7.34	10.00
Value at end of period	20.07	18.61	15.58	16.35	14.58	11.16	9.83	9.81	8.72	7.34
Number of accumulation units outstanding at end of period	7,484	7,395	8,226	10,047	10,264	11,464	7,079	4,811	3,890	1,289
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.21	9.89	10.04	10.00
Value at end of period	11.53	10.21	9.89	10.04

Investment Division (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	-	-	7,132	5,720
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	10.49	10.00
Value at end of period	13.30	10.49
Number of accumulation units outstanding at end of period	-	-
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	19.48	16.51	15.16	12.22	9.82	9.26	12.07	10.61	6.71	10.00
Value at end of period	26.06	19.48	16.51	15.16	12.22	9.82	9.26	12.07	10.61	6.71
Number of accumulation units outstanding at end of period	5,619	2,319	2,437	1,516	1,516	1,516	1,516	1,228	3,253	1,228
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	27.00	20.51	22.08	21.61	16.26	14.74	15.84	12.63	10.00
Value at end of period	30.51	27.00	20.51	22.08	21.61	16.26	14.74	15.84	12.63
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	428	-
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	8.93	7.91	10.00
Value at end of period	12.45	8.93	7.91
Number of accumulation units outstanding at end of period	1,716	-	-
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	21.81	16.74	18.00	17.15	12.96	11.47	11.72	8.94	6.84	10.00
Value at end of period	24.23	21.81	16.74	18.00	17.15	12.96	11.47	11.72	8.94	6.84
Number of accumulation units outstanding at end of period	1,287	771	277	277	1,212	277	277	854	671	671
DELAWARE VIP SMID CAP CORE
Value at beginning of period	23.97	22.32	20.94	20.47	14.61	13.27	12.38	9.16	6.35	10.00
Value at end of period	28.20	23.97	22.32	20.94	20.47	14.61	13.27	12.38	9.16	6.35
Number of accumulation units outstanding at end of period	1,888	2,560	5,054	5,848	6,737	6,039	6,441	5,085	3,547	2,303
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	17.76	17.18	15.95	14.24	10.67	9.27	9.79	8.46	10.00
Value at end of period	22.24	17.76	17.18	15.95	14.24	10.67	9.27	9.79	8.46
Number of accumulation units outstanding at end of period	1,979	1,979	6,996	1,979	3,042	3,320	3,527	508	-
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	18.82	17.18	16.46	14.85	10.90	9.50	9.63	8.53	10.00
Value at end of period	22.59	18.82	17.18	16.46	14.85	10.90	9.50	9.63	8.53
Number of accumulation units outstanding at end of period	648	648	910	910	540	-	-	-	-
DEUTSCHE CROCI® U.S. VIP
Value at beginning of period	11.75	12.39	13.42	12.22	9.42	8.65	8.73	7.95	10.00
Value at end of period	14.31	11.75	12.39	13.42	12.22	9.42	8.65	8.73	7.95

Investment Division (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	-	-	-	6,234	-	-	-	-	-
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	9.65
Value at end of period	11.48
Number of accumulation units outstanding at end of period	1,459
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	19.13	15.94	16.85	16.23	11.81	10.24	10.81	8.62	10.00
Value at end of period	21.69	19.13	15.94	16.85	16.23	11.81	10.24	10.81	8.62
Number of accumulation units outstanding at end of period	3,248	1,745	1,898	1,860	1,846	2,177	926	1,554	1,025
DEUTSCHE SMALL MID CAP VALUE VIP
Value at beginning of period	18.05	15.57	16.01	15.30	11.41	10.12	10.86	8.90	6.92	10.00
Value at end of period	19.78	18.05	15.57	16.01	15.30	11.41	10.12	10.86	8.90	6.92
Number of accumulation units outstanding at end of period	235	235	5,239	5,245	5,252	5,290	4,777	5,378	5,674	2,851
DREYFUS VIF APPRECIATION
Value at beginning of period	15.88	14.85	15.35	14.32	11.93	10.89	10.08	8.81	10.00
Value at end of period	20.06	15.88	14.85	15.35	14.32	11.93	10.89	10.08	8.81
Number of accumulation units outstanding at end of period	-	-	-	-	-	2,466	2,594	1,785	-
DREYFUS VIF GROWTH AND INCOME
Value at beginning of period	10.00	10.00
Value at end of period	14.24	12.00
Number of accumulation units outstanding at end of period	4,838	4,838
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	12.00	11.91	11.95	11.52	11.86	11.62	11.08	10.62	10.18	10.00
Value at end of period	12.13	12.00	11.91	11.95	11.52	11.86	11.62	11.08	10.62	10.18
Number of accumulation units outstanding at end of period	8,924	8,511	12,001	12,118	12,016	13,324	14,962	7,865	6,799	1,375
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	19.01	14.72	16.04	16.08	11.90	10.14	10.63	8.36	6.53	10.00
Value at end of period	20.86	19.01	14.72	16.04	16.08	11.90	10.14	10.63	8.36	6.53
Number of accumulation units outstanding at end of period	3,090	3,855	4,122	4,166	3,180	3,479	3,293	3,868	3,005	1,309
INVESCO V.I. COMSTOCK
Value at beginning of period	17.74	15.25	16.36	15.08	11.19	9.46	9.72	8.45	10.00
Value at end of period	20.73	17.74	15.25	16.36	15.08	11.19	9.46	9.72	8.45
Number of accumulation units outstanding at end of period	1,221	2,157	5,872	6,102	7,335	4,725	4,725	4,725	2,670
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	17.62	14.84	15.44	14.12	10.62	9.35	9.62	8.62	10.00
Value at end of period	19.97	17.62	14.84	15.44	14.12	10.62	9.35	9.62	8.62

Investment Division (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	4,962	7,000	7,000	7,000	7,000	-	1,566	1,451	-
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.14	11.29	11.66	11.72	9.93	8.67	9.38	8.38	10.00
Value at end of period	13.59	11.14	11.29	11.66	11.72	9.93	8.67	9.38	8.38
Number of accumulation units outstanding at end of period	3,145	3,370	3,163	3,149	3,062	5,066	1,375	1,256	1,174
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	20.42	18.15	19.08	18.42	14.42	13.11	14.12	12.48	10.00
Value at end of period	23.27	20.42	18.15	19.08	18.42	14.42	13.11	14.12	12.48
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	319	319	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	24.89	22.40	23.91	23.56	17.28	15.30	15.55	12.20	10.00
Value at end of period	28.15	24.89	22.40	23.91	23.56	17.28	15.30	15.55	12.20
Number of accumulation units outstanding at end of period	1,428	1,428	1,428	1,428	1,491	1,428	2,349	1,291	798
INVESCO V.I. TECHNOLOGY
Value at beginning of period	11.60	11.79	10.00
Value at end of period	15.55	11.60	11.79
Number of accumulation units outstanding at end of period	1,570	1,112	1,112
JANUS HENDERSON VIT BALANCED
Value at beginning of period	16.37	15.83	15.90	14.81	12.47	11.09	11.04	10.30	8.27	10.00
Value at end of period	19.18	16.37	15.83	15.90	14.81	12.47	11.09	11.04	10.30	8.27
Number of accumulation units outstanding at end of period	16,591	17,128	14,981	15,404	15,213	5,810	9,067	10,257	5,502	1,191
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	14.28	14.09	14.21	13.69	13.85	12.93	12.25	11.47	10.24	10.00
Value at end of period	14.63	14.28	14.09	14.21	13.69	13.85	12.93	12.25	11.47	10.24
Number of accumulation units outstanding at end of period	18,042	19,072	17,070	17,909	10,928	12,000	11,131	6,528	5,290	1,426
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	10.33	10.21	10.00
Value at end of period	13.01	10.33	10.21
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	13.02
Value at end of period	18.70
Number of accumulation units outstanding at end of period	1,808
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	15.41	12.86	16.23	17.16	17.53	14.48	17.81	14.64	10.00
Value at end of period	19.53	15.41	12.86	16.23	17.16	17.53	14.48	17.81	14.64

Investment Division (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	6,973	6,090	6,350	6,328	5,813	4,667	3,245	7,083	2,505
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	18.37	17.55	18.59	17.88	12.87	10.98	10.64	8.49	10.00
Value at end of period	23.18	18.37	17.55	18.59	17.88	12.87	10.98	10.64	8.49
Number of accumulation units outstanding at end of period	1,396	1,420	1,857	1,789	2,173	741	270	948	2,772
MFS VIT II INTERNATIONAL VALUE
Value at beginning of period	21.80	21.17	20.08	20.03	15.83	13.77	14.14	13.11	10.00
Value at end of period	27.41	21.80	21.17	20.08	20.03	15.83	13.77	14.14	13.11
Number of accumulation units outstanding at end of period	5,299	3,166	3,087	3,134	3,744	1,965	6,124	8,114	2,324
MFS VIT UTILITIES
Value at beginning of period	13.75	12.47	14.75	13.23	11.10	9.89	9.36	8.32	10.00
Value at end of period	15.61	13.75	12.47	14.75	13.23	11.10	9.89	9.36	8.32
Number of accumulation units outstanding at end of period	838	838	2,683	2,666	1,854	2,121	336	96	-
NVIT MID CAP INDEX
Value at beginning of period	19.68	16.54	17.15	15.85	12.03	10.35	10.73	8.59	6.35	10.00
Value at end of period	22.55	19.68	16.54	17.15	15.85	12.03	10.35	10.73	8.59	6.35
Number of accumulation units outstanding at end of period	4,469	6,310	3,409	3,409	3,409	3,493	3,493	2,676	1,339	1,339
OPPENHEIMER GLOBAL
Value at beginning of period	14.15	14.26	13.84	13.64	10.81	8.99	9.89	8.60	10.00
Value at end of period	19.18	14.15	14.26	13.84	13.64	10.81	8.99	9.89	8.60
Number of accumulation units outstanding at end of period	3,220	3,220	3,238	3,181	3,205	2,749	1,753	-	1,130
OPPENHEIMER INTERNATIONAL GROWTH
Value at beginning of period	11.87	12.23	11.93	12.96	10.39	8.57	9.31	8.18	5.93	10.00
Value at end of period	14.87	11.87	12.23	11.93	12.96	10.39	8.57	9.31	8.18	5.93
Number of accumulation units outstanding at end of period	2,038	2,079	6,838	6,779	8,364	6,153	6,172	6,155	5,475	2,455
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	12.07	10.31	11.05	10.00
Value at end of period	13.67	12.07	10.31	11.05
Number of accumulation units outstanding at end of period	1,609	1,609	1,564	1,487
PIMCO VIT HIGH YIELD
Value at beginning of period	15.98	14.34	14.70	14.35	13.69	12.08	11.78	10.38	7.47	10.00
Value at end of period	16.90	15.98	14.34	14.70	14.35	13.69	12.08	11.78	10.38	7.47
Number of accumulation units outstanding at end of period	5,219	5,209	5,109	6,528	11,188	13,355	13,287	7,432	7,719	3,083
PIMCO VIT LOW DURATION
Value at beginning of period	11.89	11.83	11.89	11.89	12.01	11.44	11.41	10.93	10.00
Value at end of period	11.95	11.89	11.83	11.89	11.89	12.01	11.44	11.41	10.93

Investment Division (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	23,106	23,022	22,431	25,259	25,256	24,859	22,300	16,723	5,565
PIMCO VIT TOTAL RETURN
Value at beginning of period	13.84	13.59	13.64	13.20	13.58	12.49	12.16	11.34	10.03	10.00
Value at end of period	14.39	13.84	13.59	13.64	13.20	13.58	12.49	12.16	11.34	10.03
Number of accumulation units outstanding at end of period	27,795	27,705	29,763	32,711	42,614	40,712	35,923	22,653	9,612	3,469
PIONEER FUND VCT
Value at beginning of period	15.49	14.22	14.36	13.04	9.87	9.03	9.51	8.27	10.00
Value at end of period	18.69	15.49	14.22	14.36	13.04	9.87	9.03	9.51	8.27
Number of accumulation units outstanding at end of period	3,816	3,816	3,784	3,916	3,026	3,026	3,026	3,026	3,026
PIONEER MID CAP VALUE VCT
Value at beginning of period	16.31	14.15	15.24	13.39	10.17	9.26	9.92	8.48	10.00
Value at end of period	18.25	16.31	14.15	15.24	13.39	10.17	9.26	9.92	8.48
Number of accumulation units outstanding at end of period	418	418	418	418	418	418	404	334	-
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	19.59	19.05	18.90	17.42	12.33	11.62	11.99	10.06	10.00
Value at end of period	25.26	19.59	19.05	18.90	17.42	12.33	11.62	11.99	10.06
Number of accumulation units outstanding at end of period	2,790	2,790	2,245	2,202	2,087	-	-	-	-
PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	22.68	22.13	21.89	20.58	15.61	13.90	14.58	13.19	10.00
Value at end of period	28.17	22.68	22.13	21.89	20.58	15.61	13.90	14.58	13.19
Number of accumulation units outstanding at end of period	1,493	1,493	1,493	1,493	1,493	1,493	1,493	-	-
PRUDENTIAL SERIES FUND NATURAL RESOURCES
Value at beginning of period	10.56	8.53	12.09	15.21	13.97	14.51	18.15	14.37	10.00
Value at end of period	10.41	10.56	8.53	12.09	15.21	13.97	14.51	18.15	14.37
Number of accumulation units outstanding at end of period	1,815	1,815	4,356	4,507	4,652	4,781	2,861	1,075	669
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	10.93	11.00	11.17	10.80	10.95	10.84	10.00
Value at end of period	11.05	10.93	11.00	11.17	10.80	10.95	10.84
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	1,936
PUTNAM VT EQUITY INCOME
Value at beginning of period	20.15	17.88	18.60	16.65	12.68	10.72	10.00
Value at end of period	23.73	20.15	17.88	18.60	16.65	12.68	10.72
Number of accumulation units outstanding at end of period	1,419	2,668	2,878	3,100	-	-	-
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	17.36	19.75	18.48	14.60	10.39	8.57	10.00
Value at end of period	19.84	17.36	19.75	18.48	14.60	10.39	8.57

Investment Division (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-
PUTNAM VT INVESTORS
Value at beginning of period	11.98	10.76	10.00
Value at end of period	14.63	11.98	10.76
Number of accumulation units outstanding at end of period	-	-	-
ROYCE CAPITAL FUND - SMALL-CAP
Value at beginning of period	23.58	19.73	22.61	22.15	16.62	14.93	15.62	13.10	10.00
Value at end of period	24.58	23.58	19.73	22.61	22.15	16.62	14.93	15.62	13.10
Number of accumulation units outstanding at end of period	1,110	1,110	1,110	1,110	1,110	1,724	2,909	2,310	931
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.42	9.50	9.58	9.66	9.74	9.82	9.90	9.98	10.06	10.00
Value at end of period	9.38	9.42	9.50	9.58	9.66	9.74	9.82	9.90	9.98	10.06
Number of accumulation units outstanding at end of period	35,465	40,523	51,045	58,358	41,676	67,377	52,152	18,784	32,633	47,772
SCHWAB MARKETTRACK GROWTH
Value at beginning of period	14.59	13.50	13.74	13.14	10.73	9.54	9.71	8.62	10.00
Value at end of period	16.86	14.59	13.50	13.74	13.14	10.73	9.54	9.71	8.62
Number of accumulation units outstanding at end of period	5,868	5,888	7,181	6,040	1,878	1,919	2,091	10,655	4,724
SCHWAB S&P 500 INDEX
Value at beginning of period	17.64	15.93	15.88	14.12	10.78	9.40	9.30	8.18	6.54	10.00
Value at end of period	21.29	17.64	15.93	15.88	14.12	10.78	9.40	9.30	8.18	6.54
Number of accumulation units outstanding at end of period	26,860	24,963	23,889	24,840	24,746	18,674	17,283	18,118	11,103	1,864
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	12.46	14.07	12.62	10.00
Value at end of period	15.73	12.46	14.07	12.62
Number of accumulation units outstanding at end of period	-	722	722	860
TEMPLETON FOREIGN VIP
Value at beginning of period	11.88	11.18	12.06	13.68	11.22	9.57	10.80	10.00
Value at end of period	13.75	11.88	11.18	12.06	13.68	11.22	9.57	10.80
Number of accumulation units outstanding at end of period	1,105	3,834	3,834	4,167	2,227	372	-	-
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.71	9.52	10.03	10.00
Value at end of period	9.82	9.71	9.52	10.03
Number of accumulation units outstanding at end of period	6,812	696	696	1,693
THIRD AVENUE VALUE
Value at beginning of period	11.33	10.19	11.27	10.89	9.23	7.31	9.37	8.29	5.75	10.00
Value at end of period	12.77	11.33	10.19	11.27	10.89	9.23	7.31	9.37	8.29	5.75

Investment Division (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	5,114	5,114	7,642	2,529
TOUCHSTONE VST FOCUSED
Value at beginning of period	28.13	25.09	24.81	22.12	16.55	13.92	15.83	13.13	10.00
Value at end of period	31.70	28.13	25.09	24.81	22.12	16.55	13.92	15.83	13.13
Number of accumulation units outstanding at end of period	710	513	513	-	-	-	-	-	-
TVST TOUCHSTONE BOND
Value at beginning of period	12.59	12.59	12.86	12.47	12.62	11.95	11.25	10.58	10.00
Value at end of period	12.94	12.59	12.59	12.86	12.47	12.62	11.95	11.25	10.58
Number of accumulation units outstanding at end of period	341	341	341	341	-	-	-	-	-
TVST TOUCHSTONE COMMON STOCK
Value at beginning of period	26.22	23.77	23.93	21.87	16.74	14.67	14.49	12.62	10.00
Value at end of period	31.59	26.22	23.77	23.93	21.87	16.74	14.67	14.49	12.62
Number of accumulation units outstanding at end of period	2,397	2,011	2,023	2,029	2,778	1,579	1,672	-	-
TVST TOUCHSTONE SMALL COMPANY
Value at beginning of period	28.79	24.15	24.68	23.34	17.47	15.81	15.48	12.62	10.00
Value at end of period	34.00	28.79	24.15	24.68	23.34	17.47	15.81	15.48	12.62
Number of accumulation units outstanding at end of period	755	447	-	-	622	-	-	-	-
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	11.90	8.37	12.72	15.90	14.54	14.22	17.22	13.50	10.00
Value at end of period	11.57	11.90	8.37	12.72	15.90	14.54	14.22	17.55	13.50
Number of accumulation units outstanding at end of period	2,090	4,797	3,703	3,877	3,509	995	1,987	926	-
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	10.68	10.12	11.74	11.59	12.87	12.29	11.47	10.89	10.00
Value at end of period	11.88	10.68	10.12	11.74	11.59	12.87	12.29	11.47	10.89
Number of accumulation units outstanding at end of period	3,483	3,775	8,838	8,941	9,905	9,240	7,232	5,355	1,991
WELLS FARGO VT DISCOVERY
Value at beginning of period	19.37	18.15	18.58	18.67	13.09	11.22	11.26	8.38	6.02	10.00
Value at end of period	24.81	19.37	18.15	18.58	18.67	13.09	11.22	11.26	8.38	6.02
Number of accumulation units outstanding at end of period	1,084	1,084	1,057	1,014	1,140	1,644	2,050	3,171	-	-
WELLS FARGO VT OMEGA GROWTH
Value at beginning of period	10.84	10.87	10.82	10.00
Value at end of period	14.47	10.84	10.87	10.82
Number of accumulation units outstanding at end of period	3,448	2,632	2,606	766
WELLS FARGO VT OPPORTUNITY
Value at beginning of period	17.42	15.65	16.29	14.88	11.48	10.03	10.70	8.72	10.00
Value at end of period	20.81	17.42	15.65	16.29	14.88	11.48	10.03	10.70	8.72

Investment Division (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	229	229	200	148	-	444	444	444	-

Appendix B
Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)	the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus
(ii)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus
(iii)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the net result of:
(i)	the net asset value per share of the Portfolio shares held in the Sub-Account determined as of the end of the immediately preceding valuation period; plus or minus
(ii)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period, and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.85% if you have selected Death Benefit Option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the accumulation unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
B-1

VARIABLE ANNUITY-1 SERIES ACCOUNT
SCHWAB ONESOURCE ANNUITY®
Flexible Premium Deferred Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company  of New York
489 Fifth Ave., 28th Floor
New York, New York 10017
Telephone: (800) 537-2033
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2018, which is available without charge by contacting the Annuity Service Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (800) 838-0650.
The date of this Statement of Additional Information is
May 1, 2018
i

ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company of New York (the “Company” or “Great-West”) (formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-1 Series Account (the (“Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
CALCULATION OF ANNUITY PAYOUTS
Variable Annuity Options
The Contract provides two variable annuity payout options. When a variable annuity payout option has been selected, Great-West converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the annuity payout period.
The first payout under a variable annuity payout option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payouts after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account.
POSTPONEMENT OF PAYOUTS
With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Annuity Service Center. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period
1

during which any emergency exists as a result of which it is not reasonably practicable for Great-West to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.
SERVICES
A.    Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm and Independent Auditors
Deloitte & Touche LLP, 1601 Wewatta St, Denver, CO 80202, serves as the Company’s independent auditors and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
C.    Principal Underwriter
The offering of the Contracts ceased on September 30, 2014. The offering was previously made on a continuous basis by GWFS Equities, Inc. (“GWFS”), an affiliate of Great-West. GWFS is a Delaware corporation, a broker-dealer registered with the Securities and Exchange Commission (“SEC”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Contract generally was issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for each of the last three fiscal years.
D.    Administrative Services
Great-West and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for Great-West. In addition, certain of GWL&A's property, equipment, and facilities are made available
2

for Great-West for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.
Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West. The total compensation paid to GWFS in connection with these services was zero for each of the last three fiscal years.
WITHHOLDING
Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient's election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The financial statements of Great-West Life & Annuity Insurance Company of New York should be considered only as bearing upon Depositor's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.
3

Great-West Life & Annuity Insurance

Company of New York

(a wholly-owned subsidiary of

Great-West Life & Annuity Insurance Company)

Balance Sheets as of December 31, 2017, and 2016

and Related Statements of Income, Comprehensive Income, Stockholder’s Equity and Cash Flows for Each of the Three Years in the Period Ended December 31, 2017, and Independent Auditors’ Report

Deloitte & Touche LLP
1601 Wewatta Street, Suite 400
Denver, CO USA
INDEPENDENT AUDITORS’ REPORT To the Board of Directors and Stockholder of	Tel: +1 303-292-5400 Fax: +1 303-312-4000 www.deloitte.com
Great-West Life & Annuity Insurance Company of New York White Plains, New York

We have audited the accompanying financial statements of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the balance sheets as of December 31, 2017 and 2016, and the related statements of income, comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the accompanying financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

March 29, 2018

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Balance Sheets

December 31, 2017 and 2016

(In Thousands, Except Share Amounts)

	December 31,
	2017	2016
Assets

Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $1,250,385 and $1,043,779)	$1,271,002	$1,052,451
Fixed maturities, held for trading, at fair value (amortized cost of $10,634 and $71,516)	11,249	69,393
Mortgage loans on real estate (net of allowances of $20 and $74)	90,813	99,497
Policy loans	25,426	26,010
Short-term investments, available-for-sale (amortized cost of $26,371 and $31,361)	26,371	31,361
Equity investments	144	130

Total investments	1,425,005	1,278,842

Other assets:
Cash and cash equivalents	2,812	1,820
Reinsurance recoverable	8,354	4,192
Deferred acquisition costs (“DAC”)	29,997	27,396
Investment income due and accrued	11,017	10,174
Deferred income tax assets, net	1,768	7,093
Due from parent and affiliates	2,612	7,168
Other assets	13,725	6,063
Assets of discontinued operations	150	150
Separate account assets	761,266	664,046

Total assets	$2,256,706	$2,006,944

See notes to financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Balance Sheets

December 31, 2017 and 2016

(In Thousands, Except Share Amounts)

	December 31,
	2017	2016
Liabilities and stockholder’s equity

Policy benefit liabilities:
Future policy benefits	$1,314,003	$1,180,341
Policy and contract claims	3,429	3,319
Policyholders’ funds	1,737	2,072
Provision for policyholders’ dividends	3,100	2,900
Undistributed earnings on participating business	14,636	15,573

Total policy benefit liabilities	1,336,905	1,204,205
General liabilities:
Due to parent and affiliates	2,539	1,191
Other liabilities	10,827	4,585
Liabilities of discontinued operations	150	150
Separate account liabilities	761,266	664,046

Total liabilities	2,111,687	1,874,177
Commitments and contingencies (See Note 12)
Stockholder’s equity:
Common stock, $1,000 par value, 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500
Additional paid-in capital	56,350	56,350
Accumulated other comprehensive income	9,676	2,892
Retained earnings	76,493	71,025

Total stockholder’s equity	145,019	132,767

Total liabilities and stockholder’s equity	$2,256,706	$2,006,944

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Income

Years ended December 31, 2017, 2016, and 2015

(In Thousands)

	Year Ended December 31,
	2017	2016	2015

Revenues:
Premium income	$14,873	$14,299	$13,759
Fee income	22,671	19,032	16,965
Net investment income	49,525	39,201	37,907
Realized investment (losses) gains, net	(584)	3,860	1,645

Total revenues	86,485	76,392	70,276

Benefits and expenses:
Life and other policy benefits	20,846	16,230	19,152
Decrease in future policy benefits	(7,079)	(2,140)	(4,166)
Interest paid or credited to contract holders	25,988	21,544	17,801
Provision for policyholders’ share of losses on participating business	(1,669)	(1,024)	(1,267)
Dividends to policyholders	3,064	2,646	2,971

Total benefits	41,150	37,256	34,491
General insurance expenses	31,002	29,197	20,944
Amortization of DAC	3,155	1,607	3,499

Total benefits and expenses	75,307	68,060	58,934

Income before income taxes	11,178	8,332	11,342
Income tax expense	3,996	1,949	3,701

Net income	$7,182	$6,383	$7,641

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Comprehensive Income (Loss)

Years ended December 31, 2017, 2016, and 2015

(In Thousands)

	Year Ended December 31,
	2017	2016	2015
Net income	$7,182	$6,383	$ 7,641

Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments	12,467	1,163	(19,301)

Reclassification adjustment for gains, net, realized in net income	(1,238)	(1,107)	(878)

Net unrealized gains (losses), net, related to investments	11,229	56	(20,179)
Future policy benefits and DAC adjustments	(3,430)	36	5,070

Other comprehensive income (loss) before income taxes	7,799	92	(15,109)
Income tax expense (benefit) related to items of other comprehensive income	2,729	32	(5,287)
Other comprehensive income (loss)(1)	5,070	60	(9,822)

Total comprehensive income (loss)	$12,252	$6,443	$ (2,181)

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses (gains) on fixed maturities available-for-sale, net of future policy benefits, DAC and income taxes, in the amounts of $358, $(103), and $(160) for the years ended December 31, 2017, 2016, and 2015, respectively.

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Stockholder’s Equity

Years ended December 31, 2017, 2016, and 2015

(In Thousands)

	Common stock	Additional paid-in capital	Accumulated other comprehensive (loss) /income	Retained earnings	Total
Balances, January 1, 2015	$2,500	$56,350	$12,654	$57,001	$128,505
Net income	—	—	—	7,641	7,641
Other comprehensive loss, net of income taxes	—	—	(9,822)	—	(9,822)

Balances, December 31, 2015	2,500	56,350	2,832	64,642	126,324
Net income	—	—	—	6,383	6,383
Other comprehensive income, net of income taxes	—	—	60	—	60

Balances, December 31, 2016	2,500	56,350	2,892	71,025	132,767
Net income	—	—	—	7,182	7,182
Other comprehensive income, net of income taxes	—	—	5,070	—	5,070
Impact of rate changes on deferred income taxes	—	—	1,714	(1,714)	—

Balances, December 31, 2017	$2,500	$56,350	$9,676	$76,493	$145,019

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

Years ended December 31, 2017, 2016, and 2015

(In Thousands)

	Year Ended December 31,
	2017	2016	2015
Cash flows from operating activities:
Net income	$7,182	$6,383	$7,641
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Losses allocated to participating policyholders	(1,669)	(1,024)	(1,267)
Amortization of premiums on investments, net	2,319	2,673	2,871
Net realized gains on investments	(2,102)	(1,719)	(1,307)
Change in provision for mortgage loss	(54)	(26)	—
Net proceeds (purchases) of trading securities	58,681	(3,692)	(54,026)
Interest credited to contractholders	25,908	21,481	17,714
Depreciation and amortization	3,158	1,603	3,513
DAC	(9,096)	(8,146)	(5,505)
Deferred income taxes	2,595	303	1,163
Changes in assets and liabilities:
Policy benefit liabilities	(21,173)	(15,161)	(12,682)
Reinsurance recoverable	(4,162)	1,132	(715)
Investment income due and accrued	(843)	(1,446)	(317)
Other assets	(7,282)	3,661	(5,054)
Other liabilities	4,870	552	(1,988)

Net cash provided by (used in) operating activities	58,332	6,574	(49,959)

Cash flows from investing activities:
Proceeds from sales, maturities, and redemptions of investments:
Fixed maturities, available-for-sale	126,897	86,263	75,515
Mortgage loans on real estate	8,788	12,106	6,073
Other investments	6	24	18
Purchases of investments:
Fixed maturities, available-for-sale	(334,623)	(272,980)	(132,552)
Mortgage loans on real estate	—	(6,097)	(14,000)
Other investments	—	(9)	(6)
Net change in short-term investments	4,990	(17,704)	10,150
Policy loans, net	1,608	(1,281)	480

Net cash used in investing activities	(192,334)	(199,678)	(54,322)

See notes to financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

Years ended December 31, 2017, 2016, and 2015

(In Thousands)

	Year Ended December 31,
	2017	2016	2015
Cash flows from financing activities:
Contract deposits	$236,569	$272,175	$170,174
Contract withdrawals	(108,851)	(78,319)	(62,396)
Change in due to/from parent and affiliates	5,904	(7,061)	4,912
Change in book overdrafts	1,372	—	(905)

Net cash provided by financing activities	134,994	186,795	111,785

Net increase (decrease) in cash and cash equivalents	992	(6,309)	7,504
Cash and cash equivalents, beginning of year	1,820	8,129	625

Cash and cash equivalents, end of year	$2,812	$1,820	$8,129

Supplemental disclosures of cash flow information:
Net cash (paid) received during the year for income taxes	$(1,029)	$(4,067)	$2,009

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of New York and is subject to regulation by the New York State Department of Financial Services.

Basis of Presentation

The financial statements include the accounts of the Company and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of DAC, valuation of policy benefit liabilities, and the valuation of deferred tax assets or liabilities, net. Actual results could differ from those estimates.

The Company is a member of a controlled group. Therefore, its results may not be indicative of those of a stand-alone company.

Summary of significant accounting policies

Investments

Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”).

Premiums and discounts are recognized as a component of net investment income using the effective interest method, realized gains and losses are included in net realized investment gains (losses), and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis and its private placement investments on a funding date basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.

Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

4.

Short-term investments include securities purchased with investment intent and with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost. They also include highly liquid money market securities that are traded in an active market and are carried at fair value.

5.

The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within fixed maturities and short-term investments in the accompanying balance sheets. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is recognized within collateral under securities lending agreements in the accompanying balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

6.

The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.

•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost with consideration of issuer credit quality.
•

Separate account assets - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3.

The fair value of certain investments in the separate accounts are estimated using net asset value per unit as a practical expedient and are excluded from the fair value hierarchy tables in Note 5. These net asset values are based on the fair value of the underlying investments less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Cash and cash equivalents

Cash and cash equivalents include amounts in demand deposit accounts as well as highly liquid investments that are readily convertible into cash and are not subject to significant risks from fluctuations in interest rates. In evaluating for classification as cash equivalents, the Company requires that individual securities have original maturities of 90 days or less.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the statement of cash flows. The book overdrafts in the amounts of $1,372 and zero are included in other liabilities at December 31, 2017, and 2016, respectively.

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance recoverable in the accompanying balance sheets. Premiums, fee income and policyholder benefits are reported net of reinsurance ceded in the accompanying statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Deferred acquisition costs

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

DAC associated with the annuity products and flexible premium universal life insurance products is being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustment of this amount is made when the Company revises its estimates of current or future gross profits on an annual basis. DAC associated with traditional life insurance is amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s statements of income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $680,858 and $608,968 at December 31, 2017 and 2016, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $632,976 and $571,194 at December 31, 2017 and 2016, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $113,933 and $115,937 at December 31, 2017 and 2016, respectively. Participating business composed approximately 13% and 14% of the Company’s individual life insurance in-force at December 31, 2017 and 2016, and 36%, 41%, and 46% of individual life insurance premium income for the years ended December 31, 2017, 2016, and 2015, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the balance sheets.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

2. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income. The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods. Early adoption is permitted for reporting periods for which financial statements have not yet been issued. The new guidance gives companies the option to reclassify from AOCI to retained earnings stranded tax effects resulting from the new federal corporate income tax rate. The Company elected to early adopt this standard and reclassified stranded tax effects of $1,714 in AOCI to retained earnings on the enactment date.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of financial services insurance, leases, financial instruments and guarantees. The core principle of the model requires that an entity recognizes revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts.

The Company’s implementation efforts were primarily focused on customer contracts with fee income earned from assets under management, assets under administration, shareholder servicing, administration and recordkeeping services, and investment advisory services as well as the evaluation of certain incremental costs to obtain a customer contract. The Company anticipates that the adoption of this standard will primarily impact the Company’s accounting for certain contract costs and costs to fulfill contracts which are currently expensed as incurred. Under the new standard these costs will be deferred and recognized as expenses over the estimated life of the contract. The adoption of this standard will not have a material impact on the Company’s financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, effective for fiscal years beginning after December 15, 2017. Early adoption is permitted for the instrument-specific credit risk provision. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, eliminating certain disclosure requirements related to financial instruments measured at amortized cost and adding disclosures related to the measurement categories of financial assets and financial liabilities, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected the fair value option for financial instruments, and clarifying that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The Company anticipates the primary impact to be the requirement for equity investments such as limited partnership interests, that are currently accounted

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

for under the cost method, to be measured at fair value with changes in the fair value recognized in net income. The adoption of this standard will not have a material impact on the Company’s financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses: Measurement of Credit Losses on Financial Instruments, effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. This update amends guidance on the impairment of financial instruments by adding an impairment model that is based on expected losses, rather than incurred losses, and is intended to result in more timely recognition of losses. The standard also simplifies the accounting by decreasing the number of credit impairment models that an entity can use to account for debt instruments. The Company continues to evaluate the impact of this update on its financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force), effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of this standard will not have a material impact on the financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash (a consensus of the Emerging Issues Task Force), effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. This update requires organizations to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The adoption of this standard will not have a material impact on the financial statements.

3. Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the balance sheets are the following amounts related to reinsurance ceded to related parties:

	Year Ended December 31,
	2017	2016
Reinsurance recoverable	$2,777	$3,327

Included in the statements of income are the following related party amounts:

	Year Ended December 31,
	2017	2016	2015
Premium income	$(4,855)	$(4,686)	$(4,397)
Life and other policy benefits	(6,369)	(3,165)	(4,304)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services and investment advisory services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets, or other similar drivers.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

		Year Ended December 31,			Financial statement
Description	Related party	2017	2016	2015	line
Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$10,406	$9,795	$6,533	Fee income
Provides recordkeeping services.	GWL&A	2,423	2,096	2,145	Fee income
Receives investment advisory services.	GWL&A	(639)	(602)	(603)	Net investment income
Receives corporate support services.	GWL&A and The Canada Life Assurance Company (“CLAC”)(2)	10,623	10,888	7,027	General insurance expenses
Receives recordkeeping services. General insurance expenses are based on a per-participant rate based on cost.	FASCore, LLC (“FASCore”) (1)	—	1,164	4,030	General insurance expenses
Receives recordkeeping services. General insurance expenses are based on a per-participant rate based on market.	FASCore (1)	9,313	6,043	—	General insurance expenses

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2017	2016
GWFS Equities, Inc.(1)	On account	On demand	$2,510	$2,359
Lifeco U.S.	On account	On demand	98	520
FASCore (1)	On account	On demand	—	4,222
Other related party receivables	On account	On demand	4	67

Total			$2,612	$7,168

(1) A wholly-owned subsidiary of GWL&A The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2017	2016
FASCore (1)	On account	On demand	$1,588	$—
GWL&A	On account	On demand	726	1,006
CLAC (2)	On account	On demand	221	—
Advised Assets Group, LLC (1)	On account	On demand	—	185
Other related party payables	On account	On demand	4	—

Total			$2,539	$1,191

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by GWL&A. The separate account balances in the accompanying balance sheets include GWL&A general account investment contracts of $12,181 and $9,016 at December 31, 2017 and 2016, respectively.

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

4. Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2017
				Estimated fair	OTTI (gain) loss
	Amortized	Gross unrealized	Gross unrealized	value and	included in
Fixed maturities:	cost	gains	losses	carrying value	AOCI (1)
U.S. government direct obligations and U.S. agencies	$53,700	$704	$744	$53,660	$—
Obligations of U.S. states and their subdivisions	42,579	5,477	—	48,056	—
Corporate debt securities	970,436	19,227	6,295	983,368	(129)
Asset-backed securities	71,806	2,306	324	73,788	(1,069)
Residential mortgage-backed securities	7,680	212	168	7,724	—
Commercial mortgage-backed securities	104,184	1,061	839	104,406	—

Total fixed maturities	$1,250,385	$28,987	$8,370	$1,271,002	$(1,198)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

	December 31, 2016
				Estimated fair	OTTI (gain) loss
	Amortized	Gross unrealized	Gross unrealized	value and	included in
Fixed maturities:	cost	gains	losses	carrying value	AOCI (1)
U.S. government direct obligations and U.S. agencies	$53,709	$1,082	$987	$53,804	$—
Obligations of U.S. states and their subdivisions	40,222	4,197	36	44,383	—
Corporate debt securities	807,304	14,942	10,749	811,497	(189)
Asset-backed securities	49,444	1,475	1,164	49,755	(704)
Residential mortgage-backed securities	12,045	399	262	12,182	—
Commercial mortgage-backed securities	81,055	912	1,137	80,830	—

Total fixed maturities	$1,043,779	$23,007	$14,335	$1,052,451	$(893)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

See Note 5 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2017
	Amortized	Estimated fair
	cost	value
Maturing in one year or less	$31,535	$31,942
Maturing after one year through five years	314,423	317,615
Maturing after five years through ten years	493,397	499,552
Maturing after ten years	198,445	207,751
Mortgage-backed and asset-backed securities	212,585	214,142

Total fixed maturities	$1,250,385	$1,271,002

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2017	2016	2015
Proceeds from sales	$75,707	$45,201	$15,205
Gross realized gains from sales	1,909	1,268	1,029
Gross realized losses from sales	511	39	—

Included in net investment income are unrealized gains (losses) of $445, $(2,061), and $(337) on held for trading fixed maturity investments still held at December 31, 2017, 2016, and 2015, respectively.

Mortgage loans on real estate - The recorded investment of the mortgage loan portfolio categorized as performing was $90,833 and $99,571 as of December 31, 2017, and 2016, respectively.

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2017	2016	2015
	Commercial	Commercial	Commercial
	mortgages	mortgages	mortgages
Beginning balance	$74	$100	$100
Provision decreases	(54)	(26)	—

Ending balance	$20	$74	$100

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$20	$74	$100

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$90,833	$99,571	$105,603
Individually evaluated for impairment	—	—	3,907
Collectively evaluated for impairment	90,833	99,571	101,695

Securities lending - The Company had no securities on loan under the program, and therefore no cash or securities held as collateral, at December 31, 2017, and 2016.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2017
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$7,938	$134	$18,322	$611	$26,260	$745
Corporate debt securities	216,724	2,222	128,504	4,073	345,228	6,295
Asset-backed securities	21,821	59	10,317	265	32,138	324
Residential mortgage-backed securities	—	—	2,921	168	2,921	168
Commercial mortgage-backed securities	25,895	168	22,795	670	48,690	838
Total fixed maturities	$272,378	$2,583	$182,859	$5,787	$455,237	$8,370

Total number of securities in an unrealized loss position		78		53		131

	December 31, 2016
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$36,405	$987	$—	$—	$36,405	$987
Obligations of U.S. states and their subdivisions	3,213	36	—	—	3,213	36
Corporate debt securities	334,585	9,725	18,526	1,024	353,111	10,749
Asset-backed securities	15,289	497	8,698	667	23,987	1,164
Residential mortgage-backed securities	—	—	3,834	262	3,834	262
Commercial mortgage-backed securities	34,213	1,137	—	—	34,213	1,137
Total fixed maturities	$423,705	$12,382	$31,058	$1,953	$454,763	$14,335

Total number of securities in an unrealized loss position		111		13		124

Fixed maturity investments - Total unrealized losses and OTTI decreased by $5,965 from December 31, 2016, to December 31, 2017. The decrease in unrealized losses was across all asset classes and reflects lower interest rates at December 31, 2017, compared to December 31, 2016, resulting in higher valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months increased by $3,834 from December 31, 2016, to December 31, 2017. Corporate debt securities account for 70%, or $4,073, of the unrealized losses and OTTI greater than twelve months at December 31, 2017. These securities continue to be rated investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment (losses) gains is summarized as follows:

	Year Ended December 31,
	2017	2016	2015
Beginning balance	$1,748	$1,935	$1,982
Reductions:
Due to increase in cash flows expected to be collected that are recognized over the remaining life of the security	(137)	(187)	(47)
Ending balance	$1,611	$1,748	$1,935

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2017	2016	2015
Investment income:
Fixed maturity and short-term investments	$44,771	$33,857	$32,191
Mortgage loans on real estate	4,225	4,743	4,902
Policy loans	1,049	1,128	1,069
Other	118	75	348
	50,163	39,803	38,510
Investment expenses	(638)	(602)	(603)
Net investment income	$49,525	$39,201	$37,907

Realized Investment (Losses) Gains

The following table summarizes realized investment (losses) gains:

	Year Ended December 31,
	2017	2016	2015
Realized investment (losses) gains:
Fixed maturity and short-term investments	$(754)	$3,781	$1,536
Mortgage loans on real estate	168	73	103
Other	2	6	6
Realized investment (losses) gains	$(584)	$3,860	$1,645

Included in net investment income and realized investment (losses) gains are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that is segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,220, $4,362, and $4,214 for the years ended December 31, 2017, 2016, and 2015, respectively. The amounts of realized investment (losses) gains allocated to the participating fund account were $322, $426, and $417 for the years ended December 31, 2017, 2016, and 2015, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

5.   Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2017
Assets:	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$53,660	$—	$53,660
Obligations of U.S. states and their subdivisions	—	48,056	—	48,056
Corporate debt securities	—	983,368	—	983,368
Asset-backed securities	—	73,788	—	73,788
Residential mortgage-backed securities	—	7,724	—	7,724
Commercial mortgage-backed securities	—	104,406	—	104,406

Total fixed maturities available-for-sale	—	1,271,002	—	1,271,002

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	7,026	—	7,026
Corporate debt securities	—	3,156	—	3,156
Commercial mortgage-backed securities	—	1,067	—	1,067

Total fixed maturities held for trading	—	11,249	—	11,249

Short-term investments available-for-sale	26,371	—	—	26,371
Separate account assets(1)	757,731	250	—	761,266

Total assets	$784,102	$1,282,501	$—	$2,069,888

(1) Included in the total fair value amount are $3 million of investments as of December 31, 2017, for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
Assets:	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$53,804	$—	$53,804
Obligations of U.S. states and their subdivisions	—	44,383	—	44,383
Corporate debt securities	—	811,497	—	811,497
Asset-backed securities	—	49,755	—	49,755
Residential mortgage-backed securities	—	12,182	—	12,182
Commercial mortgage-backed securities	—	80,830	—	80,830

Total fixed maturities available-for-sale	—	1,052,451	—	1,052,451

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	65,119	—	65,119
Corporate debt securities	—	3,194	—	3,194
Commercial mortgage-backed securities	—	1,080	—	1,080

Total fixed maturities held for trading	—	69,393	—	69,393

Short-term investments available-for-sale	31,361	—	—	31,361
Separate account assets(1)	659,837	215	—	664,046

Total assets	$691,198	$1,122,059	$—	$1,817,251

(1) Included in the total fair value amount are $4 million of investments as of December 31, 2016, for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments

The amortized cost of short-term investments is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers. Included in short-term investments are highly liquid money market securities that are traded in an active market.

Separate account assets

Separate account assets include investments in mutual fund securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

	December 31, 2017		December 31, 2016
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Mortgage loans on real estate	$90,813	$93,720	$99,497	$101,592
Policy loans	25,426	25,426	26,010	26,010

Liabilities
Annuity contract benefits without life contingencies	$632,976	$621,896	$571,194	$554,578
Policyholders’ funds	1,737	1,737	2,072	2,072

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

6. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, and coinsurance contracts. On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retains 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retains 100% of the first $250 per individual life. New term and business-owned life insurance policies are reinsured to GWL&A. The Company does not assume business under reinsurance agreements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2017 and 2016, the reinsurance recoverable had carrying values in the amounts of $8,354 and $4,192, respectively. Included in these amounts are $2,777 and $3,327 at December 31, 2017 and 2016, respectively, associated with reinsurance agreements with related parties. At December 31, 2017 and 2016, 11% and 18%, respectively, of the total reinsurance recoverable was due from GWL&A. In addition, 22% and 62% of the total reinsurance recoverable was due from CLAC at December 31, 2017 and 2016, respectively.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2017:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,301,850	$(1,543,465)	$1,758,385

Premium income:
Life insurance	$23,411	$(8,539)	$14,872

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2016:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,262,704	$(1,589,747)	$1,672,957

Premium income:
Life insurance	$22,437	$(8,138)	$14,299

The following tables summarizes total premium income for the year ended December 31, 2015:

	Written and earned direct	Reinsurance ceded	Net
Premium income:
Life insurance	$21,111	$(7,352)	$13,759

Reinsurance recoveries for life and other policy benefits were $14,176, $5,301, and $6,840 for the years ended December 31, 2017, 2016, and 2015, respectively.

7. Deferred Acquisition Costs

The following table summarizes activity in DAC:

	2017	2016	2015
Balance, January 1,	$27,396	$20,661	$15,481
Capitalized additions	9,028	8,146	5,106
Amortization and writedowns	(3,155)	(1,607)	(3,499)
Unrealized investment (gains) losses	(3,272)	196	3,573

Balance, December 31,	$29,997	$27,396	$20,661

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

8. Stockholder’s Equity and Dividend Restrictions

The Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at December 31, 2017 and 2016.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2017	2016	2015		2017	2016
Net income (loss)	$3,129	$(1,944)	$5,392	Capital and surplus	$87,514	$86,725

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount at December 31, 2017.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Statutory surplus and net gain from operations at and for the year ended December 31, 2017 were $85,014 and $3,129, respectively. Based on the as filed amounts, the Company may pay an amount up to $8,501 of dividends during the year ended December 31, 2018, without the approval of the New York Superintendent of Financial Services. Prior to any payments of dividends, the Company seeks approval from the Superintendent.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

9. Other Comprehensive Income

The following table presents the accumulated balances for each classification of other comprehensive income (loss) (“OCI”):

	Unrealized holding gains (losses) arising during the period on available-for-sale fixed maturity investments	Future policy benefits, DAC and VOBA adjustments	Total
Balance January 1, 2015	$17,816	$(5,162)	$12,654
OCI before reclassifications	(19,301)	5,070	(14,231)
Deferred income tax benefit (expense)	6,755	(1,775)	4,980
AOCI before reclassification, net of tax	(12,546)	3,295	(9,251)
Amounts reclassified from AOCI	(878)	—	(878)
Deferred income tax benefit	307	—	307
Amounts reclassified from AOCI, net of tax	(571)	—	(571)
Balance December 31, 2015	4,699	(1,867)	2,832
OCI before reclassifications	1,163	36	1,199
Deferred income tax expense	(407)	(12)	(419)
AOCI before reclassification, net of tax	756	24	780
Amounts reclassified from AOCI	(1,107)	—	(1,107)
Deferred income tax benefit	387	—	387
Amounts reclassified from AOCI, net of tax	(720)	—	(720)
Balance December 31, 2016	4,735	(1,843)	2,892
OCI before reclassifications	12,467	(3,430)	9,037
Deferred income tax (expense) benefit	(4,363)	1,201	(3,162)
AOCI before reclassification, net of tax	8,104	(2,229)	5,875
Amounts reclassified from AOCI	(1,238)	—	(1,238)
Deferred income tax benefit	433	—	433
Amounts reclassified from AOCI, net of tax	(805)	—	(805)
Impact of tax reform	2,591	$(877)	1,714
Balance December 31, 2017	$14,625	$(4,949)	$9,676

10. General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2017	2016	2015
Commissions	$15,832	$14,818	$11,763
Compensation	6,810	7,272	7,263
Other	8,360	7,107	1,918
Total general insurance expenses	$31,002	$29,197	$20,944

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

11. Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2017	2016	2015
Current	$1,401	$1,646	$2,538
Deferred	2,595	303	1,163
Total income tax provision	$3,996	$1,949	$3,701

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective income tax rate:

	Year Ended December 31,
	2017	2016	2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Federal tax rate change resulting from tax reform	4.7%	— %	— %
Tax Credits	(0.8)%	(7.1)%	— %
Other, net	(3.1)%	(4.5)%	(2.4)%
Effective income tax rate	35.8%	23.4%	32.6%

On December 22, 2017, H.R. 1, the Tax Reconciliation Act (the “Act”), was enacted. The legislation, which is generally effective for tax years beginning on January 1, 2018, represents significant U.S. tax reform and revises the Internal Revenue Code by, among other items, lowering the federal corporate income tax rate from 35% to 21% and modifying how the U.S. taxes multinational entities.

The decrease in the federal corporate income tax rate caused the Company to revalue its deferred tax balances at the new 21% rate, resulting in the recognition of a $526 deferred tax expense and a 4.7% increase to the Company’s 2017 overall effective income tax rate. The impact of tax reform recognized in Accumulated Other Comprehensive Income was $1,714. This balance was transferred to Retained Earnings on the Balance Sheet.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2017		2016
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$1,487	$—	$2,459	$—
Deferred acquisition costs	—	25	—	323
Investment assets	—	4,590	—	2,580
Policyholder dividends	651	—	1,015	—
Deferred director’s fees	227	—	331	—
Earnings on participating business	3,074	—	5,450	—
Tax credits	980	—	850	—
Other	—	36	—	109
Total deferred taxes	$6,419	$4,651	$10,105	$3,012

The deferred tax amounts presented above with respect to investments, future policy benefits, and deferred acquisition costs include $2,572 and $1,557, related to amounts recognized through OCI at December 31, 2017 and 2016, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company and its ultimate U.S. parent, Lifeco U.S., have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2013 and prior. Tax years 2014 through 2016 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company generated $136 of foreign tax credit carry forwards during the year ended December 31, 2017. During the years ended December 31, 2010 through December 31, 2016, the Company generated credit carryforwards of $843. The Company determined in 2016 that it will amend its prior year previously filed federal income tax returns in order to elect to claim foreign tax credits in lieu of foreign tax expense. The credit will begin to expire in 2020.

Included in due from affiliates is $98 and $520 of income taxes receivable from affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries at December 31, 2017 and 2016, respectively.

12. Commitments and Contingencies

Commitments

The Company makes commitments to fund investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2017 and 2016, were zero and $13,000, respectively, all of which is due within one year from the dates indicated.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations or cash flows.

13. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s financial statements through March 29, 2018, the date on which the Company’s financial statements were issued. No subsequent events have occurred requiring recognition or disclosure in the Company’s financial statements.

Variable Annuity-1 Series

Account of Great-West Life

& Annuity Insurance

Company of New York

Annual Report for the Year Ended

December 31, 2017 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO
ASSETS:
Investments at fair value (1)	$126,313	$120,736	$308,545	$108,195	$245,144	$351,263
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York			3,342

Total assets	126,313	120,736	311,887	108,195	245,144	351,263

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	8	9	22	8	14	22

Total liabilities	8	9	22	8	14	22

NET ASSETS	$126,305	$120,727	$311,865	$108,187	$245,130	$351,241

NET ASSETS REPRESENTED BY:
Accumulation units	$126,305	$120,727	$302,831	$108,187	$245,130	$351,241
Contracts in payout phase			9,034

NET ASSETS	$126,305	$120,727	$311,865	$108,187	$245,130	$351,241

ACCUMULATION UNITS OUTSTANDING	7,245	5,288	17,611	11,450	16,390	15,828

UNIT VALUE (ACCUMULATION)	$17.43	$22.83	$17.20	$9.45	$14.96	$22.19

(1) Cost of investments:	$88,089	$87,633	$261,285	$93,339	$249,824	$323,386
Shares of investments:	3,787	3,379	13,328	6,638	26,909	16,202

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
ASSETS:
Investments at fair value (1)	$59,212	$1,381,567	$368,135	$13,111	$825,978	$89,139
Investment income due and accrued		1
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York					5,604

Total assets	59,212	1,381,568	368,135	13,111	831,582	89,139

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	2	96	24	1	51	5

Total liabilities	2	96	24	1	51	5

NET ASSETS	$59,210	$1,381,472	$368,111	$13,110	$831,531	$89,134

NET ASSETS REPRESENTED BY:
Accumulation units	$59,210	$1,381,472	$368,111	$13,110	$761,164	$89,134
Contracts in payout phase					70,367

NET ASSETS	$59,210	$1,381,472	$368,111	$13,110	$831,531	$89,134

ACCUMULATION UNITS OUTSTANDING	4,534	39,664	16,418	994	48,304	5,065

UNIT VALUE (ACCUMULATION)	$13.06	$34.83	$22.42	$13.19	$15.76	$17.60

(1) Cost of investments:	$54,910	$1,199,906	$221,415	$13,145	$805,018	$61,378
Shares of investments:	717	22,428	14,725	1,016	109,692	8,323

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND
ASSETS:
Investments at fair value (1)	$199,120	$337,582	$1,731,659	$71,082	$53,337	$269,957
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	199,120	337,582	1,731,659	71,082	53,337	269,957

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	13	20	117	3	2	15

Total liabilities	13	20	117	3	2	15

NET ASSETS	$199,107	$337,562	$1,731,542	$71,079	$53,335	$269,942

NET ASSETS REPRESENTED BY:
Accumulation units	$199,107	$337,562	$1,731,542	$71,079	$53,335	$269,942
Contracts in payout phase

NET ASSETS	$199,107	$337,562	$1,731,542	$71,079	$53,335	$269,942

ACCUMULATION UNITS OUTSTANDING	9,799	13,567	69,389	4,962	3,994	23,484

UNIT VALUE (ACCUMULATION)	$20.32	$24.88	$24.95	$14.32	$13.35	$11.49

(1) Cost of investments:	$150,757	$296,877	$1,310,321	$65,444	$47,561	$241,002
Shares of investments:	16,348	14,832	154,474	2,330	2,128	15,641

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS
	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES
ASSETS:
Investments at fair value (1)	$32,269	$70,189	$184,028	$813,005	$120,990	$136,823
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	32,269	70,189	184,028	813,005	120,990	136,823

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	2	4	11	55	8	7

Total liabilities	2	4	11	55	8	7

NET ASSETS	$32,267	$70,185	$184,017	$812,950	$120,982	$136,816

NET ASSETS REPRESENTED BY:
Accumulation units	$32,267	$70,185	$184,017	$812,950	$120,982	$136,816
Contracts in payout phase

NET ASSETS	$32,267	$70,185	$184,017	$812,950	$120,982	$136,816

ACCUMULATION UNITS OUTSTANDING	2,602	5,644	13,803	31,902	3,956	11,160

UNIT VALUE (ACCUMULATION)	$12.40	$12.44	$13.33	$25.48	$30.58	$12.26

(1) Cost of investments:	$32,159	$60,582	$143,380	$854,225	$117,071	$130,249
Shares of investments:	1,595	2,706	11,194	40,671	5,999	5,460

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP	DEUTSCHE CROCI® U.S. VIP	DEUTSCHE GLOBAL SMALL CAP VIP
ASSETS:
Investments at fair value (1)	$691,364	$205,524	$976,998	$213,401	$284,055	$137,626
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	691,364	205,524	976,998	213,401	284,055	137,626

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	43	13	63	13	21	7

Total liabilities	43	13	63	13	21	7

NET ASSETS	$691,321	$205,511	$976,935	$213,388	$284,034	$137,619

NET ASSETS REPRESENTED BY:
Accumulation units	$691,321	$205,511	$976,935	$213,388	$284,034	$137,619
Contracts in payout phase

NET ASSETS	$691,321	$205,511	$976,935	$213,388	$284,034	$137,619

ACCUMULATION UNITS OUTSTANDING	23,361	8,780	42,108	11,014	15,108	11,900

UNIT VALUE (ACCUMULATION)	$29.59	$23.41	$23.20	$19.37	$18.80	$11.56

(1) Cost of investments:	$608,841	$185,426	$822,568	$174,295	$250,265	$133,252
Shares of investments:	16,180	6,634	31,659	14,577	17,071	10,669

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DEUTSCHE SMALL CAP INDEX VIP	DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,246,054	$13,973	$162,054	$71,388	$101,678	$488,898
Investment income due and accrued						1,276
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	1,246,054	13,973	162,054	71,388	101,678	490,174

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	75	1	11	3	7	35

Total liabilities	75	1	11	3	7	35

NET ASSETS	$1,245,979	$13,972	$162,043	$71,385	$101,671	$490,139

NET ASSETS REPRESENTED BY:
Accumulation units	$1,245,979	$13,972	$162,043	$71,385	$101,671	$490,139
Contracts in payout phase

NET ASSETS	$1,245,979	$13,972	$162,043	$71,385	$101,671	$490,139

ACCUMULATION UNITS OUTSTANDING	53,553	1,004	7,969	5,389	3,836	21,468

UNIT VALUE (ACCUMULATION)	$23.27	$13.92	$20.33	$13.25	$26.50	$22.83

(1) Cost of investments:	$1,138,076	$12,767	$129,695	$61,902	$57,652	$482,815
Shares of investments:	68,128	637	9,063	3,626	4,507	10,935

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
ASSETS:
Investments at fair value (1)	$213,262	$1,405,322	$81,920	$30,763	$482,471	$37,476
Investment income due and accrued	375
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York		17,996

Total assets	213,637	1,423,318	81,920	30,763	482,471	37,476

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	14	93	6	2	31	2

Total liabilities	14	93	6	2	31	2

NET ASSETS	$213,623	$1,423,225	$81,914	$30,761	$482,440	$37,474

NET ASSETS REPRESENTED BY:
Accumulation units	$213,623	$1,335,197	$81,914	$30,761	$482,440	$37,474
Contracts in payout phase		88,028

NET ASSETS	$213,623	$1,423,225	$81,914	$30,761	$482,440	$37,474

ACCUMULATION UNITS OUTSTANDING	12,727	84,845	5,305	1,272	24,323	2,814

UNIT VALUE (ACCUMULATION)	$16.79	$15.74	$15.44	$24.18	$19.83	$13.32

(1) Cost of investments:	$170,324	$1,431,157	$94,143	$24,948	$471,017	$37,898
Shares of investments:	6,518	130,971	15,604	2,848	24,367	2,903

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND
ASSETS:
Investments at fair value (1)	$115,074	$15,931,831	$415,821	$136,629	$1,400,819	$162,334
Investment income due and accrued
Receivable for investments sold		1,935
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	115,074	15,933,766	415,821	136,629	1,400,819	162,334

LIABILITIES:
Redemptions payable		1,935
Due to Great-West Life & Annuity Insurance Company of New York	5	871	27	10	84	9

Total liabilities	5	2,806	27	10	84	9

NET ASSETS	$115,069	$15,930,960	$415,794	$136,619	$1,400,735	$162,325

NET ASSETS REPRESENTED BY:
Accumulation units	$115,069	$15,930,960	$415,794	$136,619	$1,400,735	$162,325
Contracts in payout phase

NET ASSETS	$115,069	$15,930,960	$415,794	$136,619	$1,400,735	$162,325

ACCUMULATION UNITS OUTSTANDING	10,461	1,301,443	19,651	4,444	70,437	12,155

UNIT VALUE (ACCUMULATION)	$11.00	$12.24	$21.16	$30.74	$19.89	$13.35

(1) Cost of investments:	$113,289	$14,873,935	$346,481	$101,363	$1,281,910	$154,752
Shares of investments:	8,575	1,156,996	20,166	3,721	61,710	29,462

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
ASSETS:
Investments at fair value (1)	$522,345	$93,471	$68,978	$303,285	$43,909	$534,228
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	522,345	93,471	68,978	303,285	43,909	534,228

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	35	7	4	21	2	37

Total liabilities	35	7	4	21	2	37

NET ASSETS	$522,310	$93,464	$68,974	$303,264	$43,907	$534,191

NET ASSETS REPRESENTED BY:
Accumulation units	$522,310	$93,464	$68,974	$303,264	$43,907	$534,191
Contracts in payout phase

NET ASSETS	$522,310	$93,464	$68,974	$303,264	$43,907	$534,191

ACCUMULATION UNITS OUTSTANDING	34,685	3,973	3,431	50,116	3,956	18,684

UNIT VALUE (ACCUMULATION)	$15.06	$23.52	$20.10	$6.05	$11.10	$28.59

(1) Cost of investments:	$457,213	$83,246	$61,955	$212,543	$40,515	$407,230
Shares of investments:	13,095	6,487	3,445	13,204	2,363	15,147

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS
	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
ASSETS:
Investments at fair value (1)	$2,213,274	$721,689	$2,188,992	$485,828	$87,435	$222,671
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York				2,886

Total assets	2,213,274	721,689	2,188,992	488,714	87,435	222,671

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	136	41	143	32	4	13

Total liabilities	136	41	143	32	4	13

NET ASSETS	$2,213,138	$721,648	$2,188,849	$488,682	$87,431	$222,658

NET ASSETS REPRESENTED BY:
Accumulation units	$2,213,138	$721,648	$2,188,849	$464,260	$87,431	$222,658
Contracts in payout phase				24,422

NET ASSETS	$2,213,138	$721,648	$2,188,849	$488,682	$87,431	$222,658

ACCUMULATION UNITS OUTSTANDING	130,845	47,863	145,430	22,520	4,750	11,864

UNIT VALUE (ACCUMULATION)	$16.91	$15.08	$15.05	$20.62	$18.41	$18.77

(1) Cost of investments:	$1,854,771	$733,282	$2,240,814	$311,861	$83,830	$213,567
Shares of investments:	59,673	61,736	171,955	9,489	7,670	19,262

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT RESEARCH PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND
ASSETS:
Investments at fair value (1)	$85,875	$283,992	$270,843	$32,602	$1,243,212	$1,501,729
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York						3,598

Total assets	85,875	283,992	270,843	32,602	1,243,212	1,505,327

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	6	20	19	2	75	104

Total liabilities	6	20	19	2	75	104

NET ASSETS	$85,869	$283,972	$270,824	$32,600	$1,243,137	$1,505,223

NET ASSETS REPRESENTED BY:
Accumulation units	$85,869	$283,972	$270,824	$32,600	$1,243,137	$1,495,717
Contracts in payout phase						9,505

NET ASSETS	$85,869	$283,972	$270,824	$32,600	$1,243,137	$1,505,223

ACCUMULATION UNITS OUTSTANDING	3,253	28,376	7,989	2,344	73,663	36,578

UNIT VALUE (ACCUMULATION)	$26.40	$10.01	$33.90	$13.91	$16.88	$40.89

(1) Cost of investments:	$91,775	$267,606	$185,309	$27,770	$1,080,770	$1,257,885
Shares of investments:	2,685	9,239	7,418	1,272	52,701	30,604

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND
ASSETS:
Investments at fair value (1)	$2,109,787	$23,122	$276,685	$937,359	$18,791	$1,056,620
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	2,109,787	23,122	276,685	937,359	18,791	1,056,620

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	130	1	17	65	1	66

Total liabilities	130	1	17	65	1	66

NET ASSETS	$2,109,657	$23,121	$276,668	$937,294	$18,790	$1,056,554

NET ASSETS REPRESENTED BY:
Accumulation units	$2,109,657	$23,121	$276,668	$937,294	$18,790	$1,056,554
Contracts in payout phase

NET ASSETS	$2,109,657	$23,121	$276,668	$937,294	$18,790	$1,056,554

ACCUMULATION UNITS OUTSTANDING	91,334	2,114	17,542	18,402	955	42,129

UNIT VALUE (ACCUMULATION)	$23.10	$10.94	$15.77	$50.93	$19.68	$25.08

(1) Cost of investments:	$1,829,590	$22,011	$281,246	$671,547	$12,893	$986,892
Shares of investments:	75,892	2,566	9,547	43,156	846	40,954

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	OPPENHEIMER GLOBAL FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,235,642	$385,550	$81,413	$132,056	$902,790	$3,081,852
Investment income due and accrued					3,732	2,987
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York	1,981				5,339

Total assets	1,237,623	385,550	81,413	132,056	911,861	3,084,839

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	84	20	5	6	59	191

Total liabilities	84	20	5	6	59	191

NET ASSETS	$1,237,539	$385,530	$81,408	$132,050	$911,802	$3,084,648

NET ASSETS REPRESENTED BY:
Accumulation units	$1,232,305	$385,530	$81,408	$132,050	$897,372	$3,084,648
Contracts in payout phase	5,234				14,430

NET ASSETS	$1,237,539	$385,530	$81,408	$132,050	$911,802	$3,084,648

ACCUMULATION UNITS OUTSTANDING	41,494	28,007	5,986	20,721	46,457	251,598

UNIT VALUE (ACCUMULATION)	$29.70	$13.77	$13.60	$6.37	$19.32	$12.26

(1) Cost of investments:	$884,372	$352,322	$78,884	$129,144	$897,115	$3,162,277
Shares of investments:	26,057	148,861	3,157	18,444	114,713	300,962

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
ASSETS:
Investments at fair value (1)	$132,224	$4,000,607	$149,809	$165,307	$268,389	$289,944
Investment income due and accrued	31	6,391
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York		5,047

Total assets	132,255	4,012,045	149,809	165,307	268,389	289,944

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	7	260	10	12	17	19

Total liabilities	7	260	10	12	17	19

NET ASSETS	$132,248	$4,011,785	$149,799	$165,295	$268,372	$289,925

NET ASSETS REPRESENTED BY:
Accumulation units	$132,248	$3,998,450	$149,799	$165,295	$268,372	$289,925
Contracts in payout phase		13,334

NET ASSETS	$132,248	$4,011,785	$149,799	$165,295	$268,372	$289,925

ACCUMULATION UNITS OUTSTANDING	13,066	279,277	7,008	8,522	12,907	13,940

UNIT VALUE (ACCUMULATION)	$10.12	$14.32	$21.38	$19.40	$20.79	$20.80

(1) Cost of investments:	$129,568	$4,020,024	$163,092	$141,152	$225,445	$209,972
Shares of investments:	10,646	365,686	8,191	7,921	8,878	5,681

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INCOME FUND
ASSETS:
Investments at fair value (1)	$18,900	$503,382	$795,776	$83,736	$511,039	$188,939
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	18,900	503,382	795,776	83,736	511,039	188,939

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	1	30	44	4	34	8

Total liabilities	1	30	44	4	34	8

NET ASSETS	$18,899	$503,352	$795,732	$83,732	$511,005	$188,931

NET ASSETS REPRESENTED BY:
Accumulation units	$18,899	$503,352	$795,732	$83,732	$511,005	$188,931
Contracts in payout phase

NET ASSETS	$18,899	$503,352	$795,732	$83,732	$511,005	$188,931

ACCUMULATION UNITS OUTSTANDING	1,815	48,194	41,368	6,867	27,964	18,268

UNIT VALUE (ACCUMULATION)	$10.41	$10.44	$19.24	$12.19	$18.27	$10.34

(1) Cost of investments:	$24,109	$509,232	$652,308	$78,704	$578,778	$185,502
Shares of investments:	725	52,876	29,816	4,616	31,085	16,976

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB S&P 500 INDEX PORTFOLIO
ASSETS:
Investments at fair value (1)	$79,891	$122,714	$118,030	$5,493,270	$809,521	$17,419,726
Investment income due and accrued				5,669
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York				24,744	4,244	23,005

Total assets	79,891	122,714	118,030	5,523,683	813,765	17,442,731

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	3	6	8	357	53	1,119

Total liabilities	3	6	8	357	53	1,119

NET ASSETS	$79,888	$122,708	$118,022	$5,523,326	$813,712	$17,441,612

NET ASSETS REPRESENTED BY:
Accumulation units	$79,888	$122,708	$118,022	$5,255,447	$675,933	$17,380,352
Contracts in payout phase				267,879	137,779	61,260

NET ASSETS	$79,888	$122,708	$118,022	$5,523,326	$813,712	$17,441,612

ACCUMULATION UNITS OUTSTANDING	7,137	8,485	4,984	469,915	30,904	665,248

UNIT VALUE (ACCUMULATION)	$11.19	$14.46	$23.68	$11.18	$21.87	$26.13

(1) Cost of investments:	$69,648	$103,626	$133,626	$5,493,270	$615,624	$10,878,938
Shares of investments:	6,817	5,963	13,805	5,493,270	38,659	440,894

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,716,032	$26,635	$14,815	$714,069	$718,199	$61,688
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York						3,384

Total assets	1,716,032	26,635	14,815	714,069	718,199	65,072

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	73	1	1	44	38	3

Total liabilities	73	1	1	44	38	3

NET ASSETS	$1,715,959	$26,634	$14,814	$714,025	$718,161	$65,069

NET ASSETS REPRESENTED BY:
Accumulation units	$1,715,959	$26,634	$14,814	$714,025	$718,161	$55,922
Contracts in payout phase						9,148

NET ASSETS	$1,715,959	$26,634	$14,814	$714,025	$718,161	$65,069

ACCUMULATION UNITS OUTSTANDING	146,630	1,711	967	57,655	73,108	4,523

UNIT VALUE (ACCUMULATION)	$11.70	$15.57	$15.32	$12.38	$9.82	$12.37

(1) Cost of investments:	$1,633,864	$26,818	$14,629	$686,911	$738,279	$44,505
Shares of investments:	124,350	629	364	46,158	43,501	3,338

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	TOUCHSTONE VST FOCUSED FUND	TVST TOUCHSTONE BOND FUND	TVST TOUCHSTONE COMMON STOCK FUND	TVST TOUCHSTONE SMALL COMPANY FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
ASSETS:
Investments at fair value (1)	$231,928	$984,757	$305,210	$153,212	$213,719	$259,872
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	231,928	984,757	305,210	153,212	213,719	259,872

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	14	65	18	9	11	17

Total liabilities	14	65	18	9	11	17

NET ASSETS	$231,914	$984,692	$305,192	$153,203	$213,708	$259,855

NET ASSETS REPRESENTED BY:
Accumulation units	$231,914	$984,692	$305,192	$153,203	$213,708	$259,855
Contracts in payout phase

NET ASSETS	$231,914	$984,692	$305,192	$153,203	$213,708	$259,855

ACCUMULATION UNITS OUTSTANDING	7,251	81,593	10,845	5,191	20,321	22,105

UNIT VALUE (ACCUMULATION)	$31.98	$12.07	$28.14	$29.51	$10.52	$11.76

(1) Cost of investments:	$215,756	$1,000,181	$293,523	$141,300	$245,409	$254,278
Shares of investments:	12,284	102,579	16,287	9,740	9,345	29,199

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	WELLS FARGO VT DISCOVERY FUND
ASSETS:
Investments at fair value (1)	$208,815	$153,634	$181,402	$96,142	$159,506	$35,122
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	208,815	153,634	181,402	96,142	159,506	35,122

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	11	8	10	4	8	2

Total liabilities	11	8	10	4	8	2

NET ASSETS	$208,804	$153,626	$181,392	$96,138	$159,498	$35,120

NET ASSETS REPRESENTED BY:
Accumulation units	$208,804	$153,626	$181,392	$96,138	$159,498	$35,120
Contracts in payout phase

NET ASSETS	$208,804	$153,626	$181,392	$96,138	$159,498	$35,120

ACCUMULATION UNITS OUTSTANDING	13,185	12,139	13,115	7,512	10,881	1,464

UNIT VALUE (ACCUMULATION)	$15.84	$12.66	$13.83	$12.80	$14.66	$23.99

(1) Cost of investments:	$176,801	$141,662	$163,723	$95,242	$135,721	$32,468
Shares of investments:	5,946	9,016	7,648	7,317	6,479	1,107

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	WELLS FARGO VT OMEGA GROWTH FUND	WELLS FARGO VT OPPORTUNITY FUND
ASSETS:
Investments at fair value (1)	$93,124	$173,523
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York		6,507

Total assets	93,124	180,030

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	6	12

Total liabilities	6	12

NET ASSETS	$93,118	$180,018

NET ASSETS REPRESENTED BY:
Accumulation units	$93,118	$162,431
Contracts in payout phase		17,586

NET ASSETS	$93,118	$180,018

ACCUMULATION UNITS OUTSTANDING	6,456	7,162

UNIT VALUE (ACCUMULATION)	$14.42	$22.68

(1) Cost of investments:	$82,278	$165,981
Shares of investments:	3,337	6,394

The accompanying notes are an integral part of these financial statements	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO
INVESTMENT INCOME:
Dividends	$1,364	$		$1,952	$2,255	$7,562	$1,914

EXPENSES:
Mortality and expense risk	666		950	1,884	820	2,521	2,921

NET INVESTMENT INCOME (LOSS)	698		(950)	68	1,435	5,041	(1,007)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	340		2,665	15,559	9	(49,942)	4,264
Realized gain distributions	8,073		5,793			22,608	20,585

Net realized gain (loss) on investments	8,413		8,458	15,559	9	(27,334)	24,849

Change in net unrealized appreciation (depreciation) on investments	5,805		25,844	46,409	19,785	44,080	18,410

Net realized and unrealized gain (loss) on investments	14,218		34,302	61,968	19,794	16,746	43,259

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,916		$33,352	$62,036	$21,229	$21,787	$42,252

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
						(1)
INVESTMENT INCOME:
Dividends	$94	$		$		$378	$11,957	$2,064

EXPENSES:
Mortality and expense risk	194		10,863		2,661	33	5,814	525

NET INVESTMENT INCOME (LOSS)	(100)		(10,863)		(2,661)	345	6,143	1,539

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,278		30,650		16,962		(2,791)	1,461
Realized gain distributions	3,653		122,798		8,115		28,495	1,863

Net realized gain (loss) on investments	4,931		153,448		25,077	0	25,704	3,324

Change in net unrealized appreciation (depreciation) on investments	4,119		169,690		59,783	(34)	60,447	10,244

Net realized and unrealized gain (loss) on investments	9,050		323,138		84,860	(34)	86,151	13,568

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,950		$312,275		$82,199	$311	$92,294	$15,107

(1) For the period August 7, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND
				(1)
INVESTMENT INCOME:
Dividends	$1,438	$4,228	$30,700	$557	$441	$3,579

EXPENSES:
Mortality and expense risk	1,401	2,115	14,756	167	150	1,865

NET INVESTMENT INCOME (LOSS)	37	2,113	15,944	390	291	1,714

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	225	5,065	136,789	324	693	3,811
Realized gain distributions		5,219		973		2,668

Net realized gain (loss) on investments	225	10,284	136,789	1,297	693	6,479

Change in net unrealized appreciation (depreciation) on investments	43,288	18,245	(16,297)	5,638	5,731	26,423

Net realized and unrealized gain (loss) on investments	43,513	28,529	120,492	6,935	6,424	32,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,550	$30,642	$136,436	$7,325	$6,715	$34,616

(1) For the period April 20, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES
	(1)	(2)
INVESTMENT INCOME:
Dividends	$134	$	$		$		$63	$67

EXPENSES:
Mortality and expense risk	164	361		1,361		5,262	322	281

NET INVESTMENT INCOME (LOSS)	(30)	(361)		(1,361)		(5,262)	(259)	(214)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1	24		11,419		(6,385)	298	416
Realized gain distributions	1,767	1,422				170,412	1,300

Net realized gain (loss) on investments	1,768	1,446		11,419		164,027	1,598	416

Change in net unrealized appreciation (depreciation) on investments	110	9,607		34,353		8,171	2,267	5,955

Net realized and unrealized gain (loss) on investments	1,878	11,053		45,772		172,198	3,865	6,371

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,848	$10,692		$44,411		$166,936	$3,606	$6,157

(1) For the period March 6, 2017 to December 31, 2017.

(2) For the period February 14, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP	DEUTSCHE CROCI® U.S. VIP	DEUTSCHE GLOBAL SMALL CAP VIP
						(1)
INVESTMENT INCOME:
Dividends	$4,649	$521	$6,811	$2,070	$4,098	$

EXPENSES:
Mortality and expense risk	4,428	1,341	7,251	1,239	2,295	170

NET INVESTMENT INCOME (LOSS)	221	(820)	(440)	831	1,803	(170)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	4,589	(905)	40,360	939	4,577	1
Realized gain distributions	18,705	11,227	72,048	11,808

Net realized gain (loss) on investments	23,294	10,322	112,408	12,747	4,577	1

Change in net unrealized appreciation (depreciation) on investments	40,794	19,513	93,430	18,348	47,141	4,374

Net realized and unrealized gain (loss) on investments	64,088	29,835	205,838	31,095	51,718	4,375

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,309	$29,015	$205,398	$31,926	$53,521	$4,205

(1) For the period October 19, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DEUTSCHE SMALL CAP INDEX VIP	DEUTSCHE SMALL MID CAP GROWTH VIP		DEUTSCHE SMALL MID CAP VALUE VIP	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO
			(1)
INVESTMENT INCOME:
Dividends	$9,980	$		$1,116	$724	$850	$6,664

EXPENSES:
Mortality and expense risk	7,844		35	1,219	253	713	4,163

NET INVESTMENT INCOME (LOSS)	2,136		(35)	(103)	471	137	2,501

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	20,639		2	1,503	82	1,768	(31,656)
Realized gain distributions	38,644			3,313	4,296	1,255	72,462

Net realized gain (loss) on investments	59,283		2	4,816	4,378	3,023	40,806

Change in net unrealized appreciation (depreciation) on investments	70,231		1,206	9,691	1,974	9,415	72,217

Net realized and unrealized gain (loss) on investments	129,514		1,208	14,507	6,352	12,438	113,023

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$131,650		$1,173	$14,404	$6,823	$12,575	$115,524

(1) For the period August 8, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST ARIEL MID CAP VALUE FUND
						(1)
INVESTMENT INCOME:
Dividends	$1,462	$36,689	$1,316	$1,095	$2,706	$76

EXPENSES:
Mortality and expense risk	1,603	12,312	694	241	3,932	27

NET INVESTMENT INCOME (LOSS)	(141)	24,377	622	854	(1,226)	49

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	713	(5,358)	(3,001)	80	3,003	865
Realized gain distributions	8,415				37,006

Net realized gain (loss) on investments	9,128	(5,358)	(3,001)	80	40,009	865

Change in net unrealized appreciation (depreciation) on investments	24,864	(1,712)	10,188	3,561	6,023	(457)

Net realized and unrealized gain (loss) on investments	33,992	(7,070)	7,187	3,641	46,032	408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,851	$17,307	$7,809	$4,495	$44,806	$457

(1) For the period January 1, 2017 to August 10, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND
	(1)
INVESTMENT INCOME:
Dividends	$2,932	$1,691	$283,407	$8,640	$1,362	$21,046

EXPENSES:
Mortality and expense risk	124	368	91,611	3,694	1,114	9,091

NET INVESTMENT INCOME (LOSS)	2,808	1,323	191,796	4,946	248	11,955

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	86	134	49,675	29,356	3,061	3,167
Realized gain distributions	1,458		327,121	16,827	6,822	57,828

Net realized gain (loss) on investments	1,544	134	376,796	46,183	9,883	60,995

Change in net unrealized appreciation (depreciation) on investments	(422)	1,637	1,010,198	18,537	5,108	93,280

Net realized and unrealized gain (loss) on investments	1,122	1,771	1,386,994	64,720	14,991	154,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,930	$3,094	$1,578,790	$69,666	$15,239	$166,230

(1) For the period April 20, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY
INVESTMENT INCOME:
Dividends	$5,131	$7,863	$470	$		$		$137

EXPENSES:
Mortality and expense risk	966	4,215	517		426		2,397	89

NET INVESTMENT INCOME (LOSS)	4,165	3,648	(47)		(426)		(2,397)	48

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	175	21,048	28		69		4,846	49

Realized gain distributions			1,822		2,915		14,901

Net realized gain (loss) on investments	175	21,048	1,850		2,984		19,747	49

Change in net unrealized appreciation (depreciation) on investments	2,500	84,287	8,779		4,613		61,615	3,492

Net realized and unrealized gain (loss) on investments	2,675	105,335	10,629		7,597		81,362	3,541

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,840	$108,983	$10,582		$7,171		$78,965	$3,589

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES
							(1)
INVESTMENT INCOME:
Dividends	$8,024	$28,146	$22,699	$54,465	$3,872	$

EXPENSES:
Mortality and expense risk	4,190	15,065	5,285	17,696	3,623		94

NET INVESTMENT INCOME (LOSS)	3,834	13,081	17,414	36,769	249		(94)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	372	7,471	597	(3,191)	32,205		3
Realized gain distributions	1,001	3,848

Net realized gain (loss) on investments	1,373	11,319	597	(3,191)	32,205		3

Change in net unrealized appreciation (depreciation) on investments	74,091	298,259	4,841	22,546	74,514		3,605

Net realized and unrealized gain (loss) on investments	75,464	309,578	5,438	19,355	106,719		3,608

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,298	$322,659	$22,852	$56,124	$106,968		$3,514

	(1) For the period October 19, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT RESEARCH PORTFOLIO	JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	(1)				(2)
INVESTMENT INCOME:
Dividends	$	$1,472	$4,260	$978	$	$101

EXPENSES:
Mortality and expense risk	300	753	2,295	2,141	54	243

NET INVESTMENT INCOME (LOSS)	(300)	719	1,965	(1,163)	(54)	(142)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	113	(5,252)	(5,774)	22,705	1,710	248
Realized gain distributions				2,334		221

Net realized gain (loss) on investments	113	(5,252)	(5,774)	25,039	1,710	469

Change in net unrealized appreciation (depreciation) on investments	9,104	27,656	73,443	36,658	(674)	3,857

Net realized and unrealized gain (loss) on investments	9,217	22,404	67,669	61,697	1,036	4,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,917	$23,123	$69,634	$60,534	$982	$4,184

(1) For the period August 7, 2017 to December 31, 2017.

(2) For the period January 1, 2017 to May 22, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
					(1)
INVESTMENT INCOME:
Dividends	$19,533	$		$20,045	$24	$11,156	$15,523

EXPENSES:
Mortality and expense risk	7,496		12,430	12,398	21	2,002	8,550

NET INVESTMENT INCOME (LOSS)	12,037		(12,430)	7,647	3	9,154	6,973

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,712		118,190	58,551		803	109,666
Realized gain distributions			58,152	1,461	59

Net realized gain (loss) on investments	3,712		176,342	60,012	59	803	109,666

Change in net unrealized appreciation (depreciation) on investments	210,763		182,845	282,496	1,111	24,073	(98,091)

Net realized and unrealized gain (loss) on investments	214,475		359,187	342,508	1,170	24,876	11,575

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$226,512		$346,757	$350,155	$1,173	$34,030	$18,548

(1) For the period July 25, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
INVESTMENT INCOME:
Dividends	$88	$9,093	$10,270	$5,076	$730	$6,214

EXPENSES:
Mortality and expense risk	153	7,460	9,149	2,165	572	361

NET INVESTMENT INCOME (LOSS)	(65)	1,633	1,121	2,911	158	5,853

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	187	15,441	45,634	2,163	(1,040)	(257)
Realized gain distributions		61,552			4,483

Net realized gain (loss) on investments	187	76,993	45,634	2,163	3,443	(257)

Change in net unrealized appreciation (depreciation) on investments	2,443	59,156	280,561	70,598	5,847	2,120

Net realized and unrealized gain (loss) on investments	2,630	136,149	326,195	72,761	9,290	1,863

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,565	$137,782	$327,316	$75,672	$9,448	$7,716

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO
					(1)
INVESTMENT INCOME:
Dividends	$42,712	$41,515	$2,667	$81,615	$	$1,648

EXPENSES:
Mortality and expense risk	7,009	23,253	719	32,147	32	1,176

NET INVESTMENT INCOME (LOSS)	35,703	18,262	1,948	49,468	(32)	472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,968	(31,153)	(39)	(9,908)	(1,179)	(2,485)
Realized gain distributions						19,222

Net realized gain (loss) on investments	2,968	(31,153)	(39)	(9,908)	(1,179)	16,737

Change in net unrealized appreciation (depreciation) on investments	9,971	31,041	1,296	125,462	2,237	10,342

Net realized and unrealized gain (loss) on investments	12,939	(112)	1,257	115,554	1,058	27,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,642	$18,150	$3,205	$165,022	$1,026	$27,551

(1) For the period January 1, 2017 to November 2, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND
INVESTMENT INCOME:
Dividends	$923	$183	$		$		$5,236	$14,224

EXPENSES:
Mortality and expense risk	1,278	1,724		2,252		151	2,903	5,720

NET INVESTMENT INCOME (LOSS)	(355)	(1,541)		(2,252)		(151)	2,333	8,504

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,261	1,659		8,046		(50)	(5,367)	55,260
Realized gain distributions	11,975	2,916						25,195

Net realized gain (loss) on investments	14,236	4,575		8,046		(50)	(5,367)	80,455

Change in net unrealized appreciation (depreciation) on investments	3,631	54,183		56,661		(62)	6,488	48,290

Net realized and unrealized gain (loss) on investments	17,867	58,758		64,707		(112)	1,121	128,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,512	$57,217		$62,455		$(263)	$3,454	$137,249

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO
	(1)		(2)
INVESTMENT INCOME:	$	$2,705	$	$726	$1,737	$912
Dividends

EXPENSES:
Mortality and expense risk	205	4,203	429	249	720	922

NET INVESTMENT INCOME (LOSS)	(205)	(1,498)	(429)	477	1,017	(10)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5	(9,706)	20	428	5,651	(14,438)
Realized gain distributions		43,846			7,181

Net realized gain (loss) on investments	5	34,140	20	428	12,832	(14,438)

Change in net unrealized appreciation (depreciation) on investments	5,032	36,758	3,437	9,119	10,736	18,789

Net realized and unrealized gain (loss) on investments	5,037	70,898	3,457	9,547	23,568	4,351

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,832	$69,400	$3,028	$10,024	$24,585	$4,341

	(1) For the period August 10, 2017 to December 31, 2017. (2) For the period April 20, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
				(1)
INVESTMENT INCOME:
Dividends	$24,614	$11,767	$257,847	$3,340	$		$

EXPENSES:
Mortality and expense risk	43,156	6,016	123,436	3,760		211		439

NET INVESTMENT INCOME (LOSS)	(18,542)	5,751	134,411	(420)		(211)		(439)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		12,831	751,252	166		1,434		10,148
Realized gain distributions		37,288	3,911	1,394		1,121		614

Net realized gain (loss) on investments	0	50,119	755,163	1,560		2,555		10,762

Change in net unrealized appreciation (depreciation) on investments		55,491	2,092,521	82,168		8,033		7,432

Net realized and unrealized gain (loss) on investments	0	105,610	2,847,684	83,728		10,588		18,194

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,542)	$111,361	$2,982,095	$83,308		$10,377		$17,755

	(1) For the period February 14, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST FOCUSED FUND	TVST TOUCHSTONE BOND FUND		TVST TOUCHSTONE COMMON STOCK FUND
INVESTMENT INCOME:
Dividends	$23,511	$		$502	$1,194	$		$25

EXPENSES:
Mortality and expense risk	6,154		2,418	470	1,597		6,859	1,482

NET INVESTMENT INCOME (LOSS)	17,357		(2,418)	32	(403)		(6,859)	(1,457)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(6,704)		(8,361)	754	(887)		(4,340)	(108)
Realized gain distributions			1,006					1,338

Net realized gain (loss) on investments	(6,704)		(7,355)	754	(887)		(4,340)	1,230

Change in net unrealized appreciation (depreciation) on investments	113,962		7,792	6,305	25,981		35,946	39,788

Net realized and unrealized gain (loss) on investments	107,258		437	7,059	25,094		31,606	41,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,615		$(1,981)	$7,091	$24,691		$24,747	$39,561

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	TVST TOUCHSTONE SMALL COMPANY FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO
							(1)
INVESTMENT INCOME:
Dividends	$55	$		$7,187	$601	$		$729

EXPENSES:
Mortality and expense risk	631		2,352	2,345	762		356	710

NET INVESTMENT INCOME (LOSS)	(576)		(2,352)	4,842	(161)		(356)	19

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(65)		(56,064)	(5,570)	3,147		3	121
Realized gain distributions	2,437				1,320			2,664

Net realized gain (loss) on investments	2,372		(56,064)	(5,570)	4,467		3	2,785

Change in net unrealized appreciation (depreciation) on investments	16,861		27,210	35,365	28,193		11,972	16,360

Net realized and unrealized gain (loss) on investments	19,233		(28,854)	29,795	32,660		11,975	19,145

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,657		$(31,206)	$34,637	$32,499		$11,619	$19,164

	(1) For the period July 24, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND	WELLS FARGO VT OPPORTUNITY FUND
INVESTMENT INCOME:
Dividends	$1,344	$458	$		$4	$1,179

EXPENSES:
Mortality and expense risk	396	703		244	409	1,256

NET INVESTMENT INCOME (LOSS)	948	(245)		(244)	(405)	(77)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(77)	(23)		(11)	(11)	51
Realized gain distributions	2,397	6,311		1,568	1,123	14,173

Net realized gain (loss) on investments	2,320	6,288		1,557	1,112	14,224

Change in net unrealized appreciation (depreciation) on investments	(455)	19,302		6,018	13,752	12,333

Net realized and unrealized gain (loss) on investments	1,865	25,590		7,575	14,864	26,557

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,813	$25,345		$7,331	$14,459	$26,480

The accompanying notes are an integral part of these financial statements	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$698	$(46)	$(950)	$(757)	$68	$(2,215)
Net realized gain (loss) on investments	8,413	(21,889)	8,458	11,818	15,559	13,418
Change in net unrealized appreciation (depreciation) on investments	5,805	4,269	25,844	(10,326)	46,409	(27,747)

Increase (decrease) in net assets resulting from operations	14,916	(17,666)	33,352	735	62,036	(16,544)

CONTRACT TRANSACTIONS:
Purchase payments received	12,800			2,594
Transfers for contract benefits and terminations					(9,237)	(15,967)
Net transfers	38,351	(348,140)	(22,315)	25,560	64,350	(95,406)
Contract charges					(3)	(11)
Adjustments to net assets allocated to contracts in payout phase					(2,744)	(1,151)

Increase (decrease) in net assets resulting from contract transactions	51,151	(348,140)	(22,315)	28,154	52,366	(112,535)

Total increase (decrease) in net assets	66,067	(365,806)	11,037	28,889	114,402	(129,079)

NET ASSETS:
Beginning of period	60,238	426,044	109,690	80,801	197,463	326,542

End of period	$126,305	$60,238	$120,727	$109,690	$311,865	$197,463

CHANGES IN UNITS OUTSTANDING:
Units issued	3,945		160	1,697	11,169	659
Units redeemed		(34,624)	(1,199)		(7,954)	(8,892)

Net increase (decrease)	3,945	(34,624)	(1,039)	1,697	3,215	(8,233)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AB VPS INTERNATIONAL VALUE PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,435	$232	$5,041	$3,350	$(1,007)	$(507)
Net realized gain (loss) on investments	9	(5,796)	(27,334)	(7,239)	24,849	19,133
Change in net unrealized appreciation (depreciation) on investments	19,785	4,868	44,080	32,439	18,410	53,707

Increase (decrease) in net assets resulting from operations	21,229	(696)	21,787	28,550	42,252	72,333

CONTRACT TRANSACTIONS:
Purchase payments received			26,514		12,800	24,484
Transfers for contract benefits and terminations	(114)	(50,487)	(5,454)	(7,553)	(7,559)	(12,694)
Net transfers			(165,814)	(57,363)	(92,903)	32,211
Contract charges	(2)	(4)			(18)	(8)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(116)	(50,491)	(144,754)	(64,916)	(87,680)	43,993

Total increase (decrease) in net assets	21,113	(51,187)	(122,967)	(36,366)	(45,428)	116,326

NET ASSETS:
Beginning of period	87,074	138,261	368,097	404,463	396,669	280,343

End of period	$108,187	$87,074	$245,130	$368,097	$351,241	$396,669

CHANGES IN UNITS OUTSTANDING:
Units issued		2,793	6,112	688	1,130	4,758
Units redeemed	(13)	(9,864)	(13,093)	(4,377)	(6,237)	(1,293)

Net increase (decrease)	(13)	(7,071)	(6,981)	(3,689)	(5,107)	3,465

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2017	2016	2017	2016	2017	2016
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(100)	$(9)	$(10,863)	$(9,954)	$(2,661)	$(2,319)
Net realized gain (loss) on investments	4,931	102	153,448	10,659	25,077	17,074
Change in net unrealized appreciation (depreciation) on investments	4,119	183	169,690	(13,711)	59,783	(12,988)

Increase (decrease) in net assets resulting from operations	8,950	276	312,275	(13,006)	82,199	1,767

CONTRACT TRANSACTIONS:
Purchase payments received	42,865	6,887		456
Transfers for contract benefits and terminations	(1,011)		(55,213)	(448,786)	(16,654)	(11,654)
Net transfers	(3,526)	4,769	(44,920)	374,512	7,732	9,976
Contract charges			(46)	(78)	(6)	(12)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	38,328	11,656	(100,179)	(73,896)	(8,928)	(1,690)

Total increase (decrease) in net assets	47,278	11,932	212,096	(86,902)	73,271	77

NET ASSETS:
Beginning of period	11,932	0	1,169,376	1,256,278	294,840	294,763

End of period	$59,210	$11,932	$1,381,472	$1,169,376	$368,111	$294,840

CHANGES IN UNITS OUTSTANDING:
Units issued	3,874	1,202	3,518	38,315	1,187	1,373
Units redeemed	(531)	(11)	(10,630)	(41,525)	(963)	(1,391)

Net increase (decrease)	3,343	1,191	(7,112)	(3,210)	224	(18)

(1) For the period June 1, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
	2017	2017	2016	2017	2016
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$345	$6,143	$5,229	$1,539	$970
Net realized gain (loss) on investments		25,704	21,442	3,324	5,713
Change in net unrealized appreciation (depreciation) on investments	(34)	60,447	10,539	10,244	(855)

Increase (decrease) in net assets resulting from operations	311	92,294	37,210	15,107	5,828

CONTRACT TRANSACTIONS:
Purchase payments received	12,799	262,873	545	26,918
Transfers for contract benefits and terminations		(48,946)	(77,545)
Net transfers		(120,839)	6,153	(13,476)	(10,000)
Contract charges		(9)	(10)
Adjustments to net assets allocated to contracts in payout phase		89	1,266

Increase (decrease) in net assets resulting from contract transactions	12,799	93,168	(69,591)	13,442	(10,000)

Total increase (decrease) in net assets	13,110	185,462	(32,381)	28,549	(4,172)

NET ASSETS:
Beginning of period	0	646,069	678,450	60,585	64,757

End of period	$13,110	$831,531	$646,069	$89,134	$60,585

CHANGES IN UNITS OUTSTANDING:
Units issued	994	23,214	962	2,381
Units redeemed		(8,412)	(6,161)	(1,192)	(739)

Net increase (decrease)	994	14,802	(5,199)	1,189	(739)

(1) For the period August 7, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37	$1,022	$2,113	$1,651	$15,944	$14,806
Net realized gain (loss) on investments	225	(10,056)	10,284	9,318	136,789	138,046
Change in net unrealized appreciation (depreciation) on investments	43,288	(3,668)	18,245	27,932	(16,297)	134,536

Increase (decrease) in net assets resulting from operations	43,550	(12,702)	30,642	38,901	136,436	287,388

CONTRACT TRANSACTIONS:
Purchase payments received	16,908		36,347	455	65,566	25,692
Transfers for contract benefits and terminations		(4,007)	(5,281)	(6,098)	(42,918)	(143,467)
Net transfers	2,224	(85,486)	28,340	9,140	(278,066)	141,013
Contract charges	(14)	(19)	(5)		(26)	(32)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	19,118	(89,512)	59,401	3,497	(255,444)	23,206

Total increase (decrease) in net assets	62,668	(102,214)	90,043	42,398	(119,008)	310,594

NET ASSETS:
Beginning of period	136,439	238,653	247,519	205,121	1,850,550	1,539,956

End of period	$199,107	$136,439	$337,562	$247,519	$1,731,542	$1,850,550

CHANGES IN UNITS OUTSTANDING:
Units issued	1,895		6,053	1,557	8,052	13,642
Units redeemed	(1)	(9,648)	(1,794)	(1,458)	(17,174)	(11,689)

Net increase (decrease)	1,894	(9,648)	4,259	99	(9,122)	1,953

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND
	2017	2017	2016	2017	2016
	(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$390	$291	$13	$1,714	$1,474
Net realized gain (loss) on investments	1,297	693	7	6,479	(9,909)
Change in net unrealized appreciation (depreciation) on investments	5,638	5,731	45	26,423	19,269

Increase (decrease) in net assets resulting from operations	7,325	6,715	65	34,616	10,834

CONTRACT TRANSACTIONS:
Purchase payments received	41,040	45,085		60,872	71,779
Transfers for contract benefits and terminations	(817)	(604)			(6,454)
Net transfers	23,531	(609)	2,683	(42,868)	20,299
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	63,754	43,872	2,683	18,004	85,624

Total increase (decrease) in net assets	71,079	50,587	2,748	52,620	96,458

NET ASSETS:
Beginning of period	0	2,748	0	217,322	120,864

End of period	$71,079	$53,335	$2,748	$269,942	$217,322

CHANGES IN UNITS OUTSTANDING:
Units issued	5,224	4,063	275	5,901	16,243
Units redeemed	(262)	(334)	(10)	(3,760)	(7,135)

Net increase (decrease)	4,962	3,729	265	2,141	9,108

(1) For the period April 20, 2017 to December 31, 2017.

(2) For the period July 5, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II
	2017	2017	2017	2016	2016
	(1)	(2)		(3)	(4)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(30)	$(361)	$(1,361)	$(811)	$(222)
Net realized gain (loss) on investments	1,768	1,446	11,419	9,068	(20,078)
Change in net unrealized appreciation (depreciation) on investments	110	9,607	34,353	6,295	13,162

Increase (decrease) in net assets resulting from operations	1,848	10,692	44,411	14,552	(7,138)

CONTRACT TRANSACTIONS:
Purchase payments received			40,426	13,537
Transfers for contract benefits and terminations			(2,933)	(4,629)
Net transfers	30,419	59,493	(42,166)	120,830	(96,471)
Contract charges			(3)	(8)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	30,419	59,493	(4,676)	129,730	(96,471)

Total increase (decrease) in net assets	32,267	70,185	39,735	144,282	(103,609)

NET ASSETS:
Beginning of period	0	0	144,282	0	103,609

End of period	$32,267	$70,185	$184,017	$144,282	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	2,602	5,644	4,267	51,147	48
Units redeemed			(4,209)	(37,402)	(7,291)

Net increase (decrease)	2,602	5,644	58	13,745	(7,243)

(1) For the period March 6, 2017 to December 31, 2017.

(2) For the period February 14, 2017 to December 31, 2017.

(3) For the period May 2, 2016 to December 31, 2016.

(4) For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,262)	$(3,197)	$(259)	$(108)	$(214)	$(134)
Net realized gain (loss) on investments	164,027	126,606	1,598	(1,016)	416	(442)
Change in net unrealized appreciation (depreciation)on investments	8,171	(58,358)	2,267	6,496	5,955	1,425

Increase (decrease) in net assets resulting from operations	166,936	65,051	3,606	5,372	6,157	849

CONTRACT TRANSACTIONS:
Purchase payments received	32,210			3,936	32,191	1,291
Transfers for contract benefits and terminations	(1,872)	(2,859)		(275)	(2,108)	(4,925)
Net transfers	190,640	(2,805)	98,408	(23,373)	92,970	792
Contract charges	(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	220,974	(5,664)	98,408	(19,712)	123,053	(2,842)

Total increase (decrease) in net assets	387,910	59,387	102,014	(14,340)	129,210	(1,993)

NET ASSETS:
Beginning of period	425,040	365,653	18,968	33,308	7,606	9,599

End of period	$812,950	$425,040	$120,982	$18,968	$136,816	$7,606

CHANGES IN UNITS OUTSTANDING:
Units issued	10,789	778	3,442	392	10,470	10,158
Units redeemed	(689)	(1,111)	(392)	(1,100)	(196)	(10,521)

Net increase (decrease)	10,100	(333)	3,050	(708)	10,274	(363)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES		DEUTSCHE CAPITAL GROWTH VIP
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$221	$779	$(820)	$(920)	$(440)	$2,567
Net realized gain (loss) on investments	23,294	51,822	10,322	10,212	112,408	61,249
Change in net unrealized appreciation (depreciation) on investments	40,794	68,366	19,513	(3,817)	93,430	(53,750)

Increase (decrease) in net assets resulting from operations	64,309	120,967	29,015	5,475	205,398	10,066

CONTRACT TRANSACTIONS:
Purchase payments received	26,957	870	14,157		12,860	60
Transfers for contract benefits and terminations	(45,736)	(12,355)	(4,150)	(6,603)	(13,496)	(6,232)
Net transfers	174,851	(48,114)	5,730	(40,998)	(10,753)	(48,808)
Contract charges	(3)	(2)	(3)	(2)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	156,069	(59,601)	15,734	(47,603)	(11,389)	(54,980)

Total increase (decrease) in net assets	220,378	61,366	44,749	(42,128)	194,009	(44,914)

NET ASSETS:
Beginning of period	470,943	409,577	160,762	202,890	782,926	827,840

End of period	$691,321	$470,943	$205,511	$160,762	$976,935	$782,926

CHANGES IN UNITS OUTSTANDING:
Units issued	8,022	3,129	2,625	2,426	6,035	66,207
Units redeemed	(1,674)	(4,781)	(1,306)	(4,814)	(5,362)	(70,399)

Net increase (decrease)	6,348	(1,652)	1,319	(2,388)	673	(4,192)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DEUTSCHE CORE EQUITY VIP		DEUTSCHE CROCI® U.S. VIP		DEUTSCHE GLOBAL SMALL CAP VIP
	2017	2016	2017	2016	2017
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$831	$930	$1,803	$646	$(170)
Net realized gain (loss) on investments	12,747	20,114	4,577	20,724	1
Change in net unrealized appreciation (depreciation) on investments	18,348	(11,512)	47,141	(38,998)	4,374

Increase (decrease) in net assets resulting from operations	31,926	9,532	53,521	(17,628)	4,205

CONTRACT TRANSACTIONS:
Purchase payments received	4,085
Transfers for contract benefits and terminations	(2,219)	(35,190)	(15,600)	(39,329)	(298)
Net transfers	57,218	3,086	(5,043)	(17,706)	133,712
Contract charges			(8)	(8)
Adjustments to net assets allocated to contracts in payout phase		(4,665)

Increase (decrease) in net assets resulting from contract transactions	59,084	(36,769)	(20,651)	(57,043)	133,414

Total increase (decrease) in net assets	91,010	(27,237)	32,870	(74,671)	137,619

NET ASSETS:
Beginning of period	122,378	149,615	251,164	325,835	0

End of period	$213,388	$122,378	$284,034	$251,164	$137,619

CHANGES IN UNITS OUTSTANDING:
Units issued	4,592	1,394		76	11,927
Units redeemed	(112)	(2,369)	(1,160)	(3,890)	(27)

Net increase (decrease)	4,480	(975)	(1,160)	(3,814)	11,900

(1) For the period October 19, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DEUTSCHE SMALL CAP INDEX VIP		DEUTSCHE SMALL MID CAP GROWTH VIP		DEUTSCHE SMALL MID CAP VALUE VIP
	2017	2016	2017	2016	2017	2016
			(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,136	$3,315	$(35)	$(116)	$(103)	$(439)
Net realized gain (loss) on investments	59,283	93,237	2	330	4,816	59,915
Change in net unrealized appreciation (depreciation) on investments	70,231	81,618	1,206	52	9,691	(34,521)

Increase (decrease) in net assets resulting from operations	131,650	178,170	1,173	266	14,404	24,955

CONTRACT TRANSACTIONS:
Purchase payments received	16,650	2,094	12,799
Transfers for contract benefits and terminations	(83,038)	(8,175)			(3,889)	(3,321)
Net transfers	191,304	(123,518)		(36,480)	5,675	(116,717)
Contract charges	(1)	(1)			(5)	(6)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	124,915	(129,600)	12,799	(36,480)	1,781	(120,044)

Total increase (decrease) in net assets	256,565	48,570	13,972	(36,214)	16,185	(95,089)

NET ASSETS:
Beginning of period	989,414	940,844	0	36,214	145,858	240,947

End of period	$1,245,979	$989,414	$13,972	$0	$162,043	$145,858

CHANGES IN UNITS OUTSTANDING:
Units issued	18,985	582	1,004		310	121
Units redeemed	(7,007)	(5,219)		(3,394)	(208)	(7,443)

Net increase (decrease)	11,978	(4,637)	1,004	(3,394)	102	(7,322)

(1) For the period August 8, 2017 to December 31, 2017.

(2) For the period January 1, 2016 to May 27, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO		DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$471	$247	$137	$143	$2,501	$4,147
Net realized gain (loss) on investments	4,378	1,827	3,023	5,204	40,806	72,647
Change in net unrealized appreciation (depreciation) on investments	1,974	8,285	9,415	4,504	72,217	(42,287)

Increase (decrease) in net assets resulting from operations	6,823	10,359	12,575	9,851	115,524	34,507

CONTRACT TRANSACTIONS:
Purchase payments received	3,143	29,954	14,157
Transfers for contract benefits and terminations			(2,397)		(15,602)	(10,045)
Net transfers	19,664	(4,074)	(420)		(122,631)	(77,696)
Contract charges					(13)	(10)
Adjustments to net assets allocated to contract in payout phase

Increase (decrease) in net assets resulting from contract transactions	22,807	25,880	11,340	0	(138,246)	(87,751)

Total increase (decrease) in net assets	29,630	36,239	23,915	9,851	(22,722)	(53,244)

NET ASSETS:
Beginning of period	41,755	5,516	77,756	67,905	512,861	566,105

End of period	$71,385	$41,755	$101,671	$77,756	$490,139	$512,861

CHANGES IN UNITS OUTSTANDING:
Units issued	2,016	3,226	1,152		42	9
Units redeemed	(70)	(360)	(138)		(6,898)	(5,357)

Net increase (decrease)	1,946	2,866	1,014	0	(6,856)	(5,348)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		FEDERATED FUND FOR US GOVERNMENT SECURITIES II		FEDERATED MANAGED TAIL RISK FUND II
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(141)	$613	$24,377	$22,260	$622	$825
Net realized gain (loss) on investments	9,128	10,220	(5,358)	(5,656)	(3,001)	(3,693)
Change in net unrealized appreciation (depreciation) on investments	24,864	804	(1,712)	(9,125)	10,188	(1,519)

Increase (decrease) in net assets resulting from operations	33,851	11,637	17,307	7,479	7,809	(4,387)

CONTRACT TRANSACTIONS:
Purchase payments received				85,552
Transfers for contract benefits and terminations	(1,823)		(71,438)	(179,384)	(6,738)	(644)
Net transfers		81,167	(83,632)	320,677		(6,630)
Contract charges	(1)		(25)	(43)	(4)	(7)
Adjustments to net assets allocated to contracts in payout phase			(5,128)	12,504

Increase (decrease) in net assets resulting from contract transactions	(1,824)	81,167	(160,223)	239,306	(6,742)	(7,281)

Total increase (decrease) in net assets	32,027	92,804	(142,916)	246,785	1,067	(11,668)

NET ASSETS:
Beginning of period	181,596	88,792	1,566,141	1,319,356	80,847	92,515

End of period	$213,623	$181,596	$1,423,225	$1,566,141	$81,914	$80,847

CHANGES IN UNITS OUTSTANDING:
Units issued		7,050	7,852	32,780
Units redeemed	(87)		(14,741)	(14,946)	(455)	(514)

Net increase (decrease)	(87)	7,050	(6,889)	17,834	(455)	(514)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND		GREAT-WEST ARIEL MID CAP VALUE FUND
	2017	2016	2017	2016	2017	2016
					(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$854	$969	$(1,226)	$155	$49	$94
Net realized gain (loss) on investments	80	53	40,009	74,858	865	54
Change in net unrealized appreciation (depreciation) on investments	3,561	645	6,023	32,091	(457)	457

Increase (decrease) in net assets resulting from operations	4,495	1,667	44,806	107,104	457	605

CONTRACT TRANSACTIONS:
Purchase payments received		1				7,872
Transfers for contract benefits and terminations			(9,465)	(18,858)
Net transfers			(65,637)	44,982	(8,934)
Contract charges	(1)			(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1)	1	(75,102)	26,120	(8,934)	7,872

Total increase (decrease) in net assets	4,494	1,668	(30,296)	133,224	(8,477)	8,477

NET ASSETS:
Beginning of period	26,267	24,599	512,736	379,512	8,477	0

End of period	$30,761	$26,267	$482,440	$512,736	$0	$8,477

CHANGES IN UNITS OUTSTANDING:
Units issued			891	3,866		850
Units redeemed			(5,175)	(2,728)	(850)

Net increase (decrease)	0	0	(4,284)	1,138	(850)	850

	(1) For the period January 1, 2017 to August 10, 2017.
	(2) For the period June 1, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	GREAT-WEST LOOMIS SAYLES BOND FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND
	2017	2017	2016	2017	2016
	(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,808	$1,323	$37	$191,796	$129,863
Net realized gain (loss) on investments	1,544	134	64	376,796	190,397
Change in net unrealized appreciation (depreciation) on investments	(422)	1,637	148	1,010,198	448,953

Increase (decrease) in net assets resulting from operations	3,930	3,094	249	1,578,790	769,213

CONTRACT TRANSACTIONS:
Purchase payments received	19,410	98,038		4,163,639	3,267,124
Transfers for contract benefits and terminations	(381)	(4,178)		(548,749)	(614,507)
Net transfers	14,515	7,472	10,394	(57,801)	517,681
Contract charges				(126,409)	(84,380)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	33,544	101,332	10,394	3,430,680	3,085,918

Total increase (decrease) in net assets	37,474	104,426	10,643	5,009,470	3,855,131

NET ASSETS:
Beginning of period	0	10,643	0	10,921,490	7,066,359

End of period	$37,474	$115,069	$10,643	$15,930,960	$10,921,490

CHANGES IN UNITS OUTSTANDING:
Units issued	2,905	9,821	1,030	368,518	368,505
Units redeemed	(91)	(383)	(7)	(68,253)	(67,046)

Net increase (decrease)	2,814	9,438	1,023	300,265	301,459

	(1) For the period April 20, 2017 to December 31, 2017.
	(2) For the period July 5, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,946	$3,552	$248	$(95)	$11,955	$4,406
Net realized gain (loss) on investments	46,183	54,288	9,883	8,836	60,995	86,211
Change in net unrealized appreciation (depreciation) on investments	18,537	6,645	5,108	2,304	93,280	99,834

Increase (decrease) in net assets resulting from operations	69,666	64,485	15,239	11,045	166,230	190,451

CONTRACT TRANSACTIONS:
Purchase payments received	2,250					89,203
Transfers for contract benefits and terminations	(23,663)	(32,920)	(7,954)	(2)	(33,393)	(14,298)
Net transfers	(131,173)	(58,114)			108,663	(40,060)
Contract charges			(18)	(18)	(10)	(12)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(152,586)	(91,034)	(7,972)	(20)	75,260	34,833

Total increase (decrease) in net assets	(82,920)	(26,549)	7,267	11,025	241,490	225,284

NET ASSETS:
Beginning of period	498,714	525,263	129,352	118,327	1,159,245	933,961

End of period	$415,794	$498,714	$136,619	$129,352	$1,400,735	$1,159,245

CHANGES IN UNITS OUTSTANDING:
Units issued	362	24			12,222	9,505
Units redeemed	(8,921)	(6,042)	(278)		(9,402)	(4,854)

Net increase (decrease)	(8,559)	(6,018)	(278)	0	2,820	4,651

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,165	$4,294	$3,648	$4,981	$(47)	$(405)
Net realized gain (loss) on investments	175	(349)	21,048	(15,678)	1,850	3,112
Change in net unrealized appreciation (depreciation) on investments	2,500	8,441	84,287	2,083	8,779	5,367

Increase (decrease) in net assets resulting from operations	6,840	12,386	108,983	(8,614)	10,582	8,074

CONTRACT TRANSACTIONS:
Purchase payments received	33,546
Transfers for contract benefits and terminations		(17,683)	(12,314)	(4,499)	(916)	(8,146)
Net transfers	178	4,820	(112,496)	(145,340)	16,207	923
Contract charges	(6)	(14)	(8)	(8)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	33,718	(12,877)	(124,818)	(149,847)	15,291	(7,223)

Total increase (decrease) in net assets	40,558	(491)	(15,835)	(158,461)	25,873	851

NET ASSETS:
Beginning of period	121,767	122,258	538,145	696,606	67,591	66,740

End of period	$162,325	$121,767	$522,310	$538,145	$93,464	$67,591

CHANGES IN UNITS OUTSTANDING:
Units issued	3,076	492	1,815	4,523	1,073	105
Units redeemed		(828)	(12,032)	(15,829)	(623)	(477)

Net increase (decrease)	3,076	(336)	(10,217)	(11,306)	450	(372)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(426)	$(292)	$(2,397)	$(1,862)	$48	$25
Net realized gain (loss) on investments	2,984	2,847	19,747	10,706	49	44
Change in net unrealized appreciation (depreciation) on investments	4,613	1,829	61,615	(12,662)	3,492	119

Increase (decrease) in net assets resulting from operations	7,171	4,384	78,965	(3,818)	3,589	188

CONTRACT TRANSACTIONS:
Purchase payments received						3,936
Transfers for contract benefits and terminations		(5,007)	(10,409)	(986)
Net transfers	22,496	6,829	5,647	(234)	31,438	397
Contract charges			(28)	(28)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	22,496	1,822	(4,790)	(1,248)	31,438	4,333

Total increase (decrease) in net assets	29,667	6,206	74,175	(5,066)	35,027	4,521

NET ASSETS:
Beginning of period	39,307	33,101	229,089	234,155	8,880	4,359

End of period	$68,974	$39,307	$303,264	$229,089	$43,907	$8,880

CHANGES IN UNITS OUTSTANDING:
Units issued	1,685	550	457		3,041	496
Units redeemed	(23)	(259)	(1,882)	(311)	(65)

Net increase (decrease)	1,662	291	(1,425)	(311)	2,976	496

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,834	$6,078	$13,081	$22,226	$17,414	$13,819
Net realized gain (loss) on investments	1,373	6,323	11,319	50,689	597	391
Change in net unrealized appreciation (depreciation) on investments	74,091	3,914	298,259	(9,916)	4,841	(11,601)

Increase (decrease) in net assets resulting from operations	79,298	16,315	322,659	62,999	22,852	2,609

CONTRACT TRANSACTIONS:
Purchase payments received			84,915	313,098	98,038	251,980
Transfers for contract benefits and terminations	(24)	(24)	(49,955)	(48,347)	(43,152)	(7,119)
Net transfers			(1,477)	(444,818)	(112,690)
Contract charges	(25)	(25)	(48)	(46)	(7)	(8)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(49)	(49)	33,435	(180,113)	(57,811)	244,853

Total increase (decrease) in net assets	79,249	16,266	356,094	(117,114)	(34,959)	247,462

NET ASSETS:
Beginning of period	454,942	438,676	1,857,044	1,974,158	756,607	509,145

End of period	$534,191	$454,942	$2,213,138	$1,857,044	$721,648	$756,607

CHANGES IN UNITS OUTSTANDING:
Units issued			7,341	33,132	10,131	24,050
Units redeemed	(2)	(2)	(2,888)	(32,776)	(13,364)	(319)

Net increase (decrease)	(2)	(2)	4,453	356	(3,233)	23,731

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES
	2017	2016	2017	2016	2017
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,769	$40,472	$249	$1,281	$(94)
Net realized gain (loss) on investments	(3,191)	6,093	32,205	10,231	3
Change in net unrealized appreciation (depreciation) on investments	22,546	3,486	74,514	(8,321)	3,605

Increase (decrease) in net assets resulting from operations	56,124	50,051	106,968	3,191	3,514

CONTRACT TRANSACTIONS:
Purchase payments received	535	5,540
Transfers for contract benefits and terminations	(117,723)	(126,004)	(2,482)	(3,572)
Net transfers	(170,900)	(359,375)	(46,875)	(20,427)	83,917
Contract charges	(44)	(54)	(45)	(53)
Adjustments to net assets allocated to contracts in payout phase		(1,564)	268	2,760

Increase (decrease) in net assets resulting from contract transactions	(288,132)	(481,457)	(49,134)	(21,292)	83,917

Total increase (decrease) in net assets	(232,008)	(431,406)	57,834	(18,101)	87,431

NET ASSETS:
Beginning of period	2,420,857	2,852,263	430,848	448,949	0

End of period	$2,188,849	$2,420,857	$488,682	$430,848	$87,431

CHANGES IN UNITS OUTSTANDING:
Units issued	6,534	6,489	7,632	65	4,750
Units redeemed	(25,414)	(36,956)	(9,842)	(1,256)

Net increase (decrease)	(18,880)	(30,467)	(2,210)	(1,191)	4,750

(1) For the period October 19, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
	2017	2017	2016	2017	2016
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(300)	$719	$3,735	$1,965	$12,157
Net realized gain (loss) on investments	113	(5,252)	(18,187)	(5,774)	(40,911)
Change in net unrealized appreciation (depreciation) on investments	9,104	27,656	5,132	73,443	1,141

Increase (decrease) in net assets resulting from operations	8,917	23,123	(9,320)	69,634	(27,613)

CONTRACT TRANSACTIONS:
Purchase payments received	12,800			25	175
Transfers for contract benefits and terminations	(616)	(18,878)	(18,964)	(20,367)	(5,043)
Net transfers	201,557	0		(9,210)	(100,570)
Contract charges		(23)	(42)	(8)	(6)
Adjustments to net assets allocated to contracts in payout phase		(6,885)	(3,643)

Increase (decrease) in net assets resulting from contract transactions	213,741	(25,786)	(22,649)	(29,560)	(105,444)

Total increase (decrease) in net assets	222,658	(2,663)	(31,969)	40,074	(133,057)

NET ASSETS:
Beginning of period	0	88,532	120,501	243,898	376,955

End of period	$222,658	$85,869	$88,532	$283,972	$243,898

CHANGES IN UNITS OUTSTANDING:
Units issued	11,950	201	782	1,643	3,102
Units redeemed	(86)	(768)	(1,009)	(4,877)	(16,686)

Net increase (decrease)	11,864	(567)	(227)	(3,234)	(13,584)

                (1) For the period August 7, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	2017	2016	2017	2016	2017	2016
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,163)	$(831)	$(54)	$(81)	$(142)	$(90)
Net realized gain (loss) on investments	25,039	21,899	1,710	(1,396)	469	(2,700)
Change in net unrealized appreciation (depreciation) on investments	36,658	(22,220)	(674)	2,050	3,857	6,343

Increase (decrease) in net assets resulting from operations	60,534	(1,152)	982	573	4,184	3,553

CONTRACT TRANSACTIONS:
Purchase payments received				20,306		1,291
Transfers for contract benefits and terminations	(27,202)	(14,120)			(1,947)	(1,438)
Net transfers	(28,986)		(21,734)	(21,184)		(19,050)
Contract charges	(80)	(92)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(56,268)	(14,212)	(21,734)	(878)	(1,947)	(19,197)

Total increase (decrease) in net assets	4,266	(15,364)	(20,752)	(305)	2,237	(15,644)

NET ASSETS:
Beginning of period	266,558	281,922	20,752	21,057	30,363	46,007

End of period	$270,824	$266,558	$0	$20,752	$32,600	$30,363

CHANGES IN UNITS OUTSTANDING:
Units issued				2,050		144
Units redeemed	(1,982)	(538)	(2,032)	(2,313)	(151)	(2,154)

Net increase (decrease)	(1,982)	(538)	(2,032)	(263)	(151)	(2,010)

(1) For the period January 1, 2017 to May 22, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II INTERNATIONAL VALUE PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,037	$2,169	$(12,430)	$(3,786)	$7,647	$3,423
Net realized gain (loss) on investments	3,712	(28,024)	176,342	160,550	60,012	29,1574
Change in net unrealized appreciation (depreciation) on investments	210,763	160,538	182,845	(101,463)	282,496	(7,593)

Increase (decrease) in net assets resulting from operations	226,512	134,683	346,757	55,301	350,155	24,987

CONTRACT TRANSACTIONS:
Purchase payments received		2,201	12,800	650	59,206	455
Transfers for contract benefits and terminations	(73,819)	(35,309)	(58,686)	(127,040)	(159,098)	(43,159)
Net transfers	290,529	(15,625)	(200,445)	166,441	663,068	255,038
Contract charges	(12)	(10)	(17)	(20)	(12)	(31)
Adjustments to net assets allocated to contracts in payout phase			3,598	(1,887)	(5,104)	113

Increase (decrease) in net assets resulting from contract transactions	216,698	(48,743)	(242,750)	38,144	558,060	212,416

Total increase (decrease) in net assets	443,210	85,940	104,007	93,445	908,215	237,403

NET ASSETS:
Beginning of period	799,927	713,987	1,401,216	1,307,771	1,201,442	964,039

End of period	$1,243,137	$799,927	$1,505,223	$1,401,216	$2,109,657	$1,201,442

CHANGES IN UNITS OUTSTANDING:
Units issued	28,296	7,426	2,389	5,482	44,989	12,221
Units redeemed	(10,457)	(11,002)	(7,785)	(4,321)	(11,875)	(2,583)

Net increase (decrease)	17,839	(3,576)	(5,396)	1,161	33,114	9,638

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT UTILITIES SERIES		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
	2017	2017	2016	2017	2016
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3	$9,154	$7,677	$6,973	$5,085
Net realized gain (loss) on investments	59	803	4,902	109,666	101,298
Change in net unrealized appreciation (depreciation) on investments	1,111	24,073	15,187	(98,091)	(39,571)

Increase (decrease) in net assets resulting from operations	1,173	34,030	27,766	18,548	66,812

CONTRACT TRANSACTIONS:
Purchase payments received	1,962		130	475	4,850
Transfers for contract benefits and terminations		(6,729)	(25,044)	(6,186)	(113,443)
Net transfers	19,986	476	(20,235)	(162,899)	(20,076)
Contract charges		(3)		(30)	(47)
Adjustments to net assets allocated to contracts in payout phase					(7,270)

Increase (decrease) in net assets resulting from contract transactions	21,948	(6,256)	(45,149)	(168,640)	(135,986)

Total increase (decrease) in net assets	$23,121	27,774	(17,383)	(150,092)	(69,174)
NET ASSETS:
Beginning of period	0	248,894	266,277	1,087,386	1,156,560

End of period	$23,121	$276,668	$248,894	$937,294	$1,087,386

CHANGES IN UNITS OUTSTANDING:
Units issued	2,114	684	395	127	816
Units redeemed		(1,062)	(3,654)	(3,552)	(2,855)

Net increase (decrease)	2,114	(378)	(3,259)	(3,425)	(2,039)

(1) For the period July 25, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 217 AND 2016

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(65)	$(94)	$1,633	$2,828	$1,121	$2,180
Net realized gain (loss) on investments	187	1,085	76,993	80,764	45,634	84,538
Change in net unrealized appreciation (depreciation) on investments	2,443	1,273	59,156	61,946	280,561	(95,366)

Increase (decrease) in net assets resulting from operations	2,565	2,264	137,782	145,538	327,316	(8,648)

CONTRACT TRANSACTIONS:
Purchase payments received			36,060	34,148	12,800	455
Transfers for contract benefits and terminations			(22,991)	(77,208)	(56,629)	(61,799)
Net transfers	(1,123)		(31,850)	42,144	21,992	(16,514)
Contract charges		(5)	(1)	(9)	(31)	(52)
Adjustments to net assets allocated to contracts in payout phase					(13,054)	14,015

Increase (decrease) in net assets resulting from contract transactions	(1,123)	(5)	(18,782)	(925)	(34,922)	(63,895)

Total increase (decrease) in net assets	1,442	2,259	119,000	144,613	292,394	(72,543)
NET ASSETS:
Beginning of period	17,348	15,089	937,554	792,941	945,145	1,017,688

End of period	$18,790	$17,348	$1,056,554	$937,554	$1,237,539	$945,145

CHANGES IN UNITS OUTSTANDING:
Units issued			9,385	12,129	5,454	228
Units redeemed	(62)		(7,003)	(9,389)	(3,632)	(3,477)

Net increase (decrease)	(62)	0	2,382	2,740	1,822	(3,249)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	OPPENHEIMER INTERNATIONAL GROWTH FUND		OPPENHEIMER MAIN STREET SMALL CAP FUND		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$2,911	$1,559	$158	$(122)	$5,853	$54
Net realized gain (loss) on investments	2,163	(8,048)	3,443	2,241	(257)	(86)
Change in net unrealized appreciation (depreciation) on investments	70,598	998	5,847	8,109	2,120	1,459

Increase (decrease) in net assets resulting from operations	75,672	(5,491)	9,448	10,228	7,716	1,427

CONTRACT TRANSACTIONS:
Purchase payments received	51,349	9,079	980	456	60,846	1,722
Transfers for contract benefits and terminations	(7,154)	(66,924)			(2,695)	(1,847)
Net transfers	(10,705)	3,829	1,400	67	56,300
Contract charges
Adjustments to net assets allocated to contracts in payout phase
Increase (decrease) in net assets resulting from contract transactions	33,490	(54,016)	2,380	523	114,451	(125)

Total increase (decrease) in net assets	109,162	(59,507)	11,828	10,751	122,167	1,302
NET ASSETS:
Beginning of period	276,368	335,875	69,580	58,829	9,883	8,581

End of period	$385,530	$276,368	$81,408	$69,580	$132,050	$9,883

CHANGES IN UNITS OUTSTANDING:
Units issued	5,501	3,601	1,045	52	19,934	325
Units redeemed	(2,207)	(7,639)	(854)		(789)	(315)

Net increase (decrease)	3,294	(4,038)	191	52	19,145	10

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$35,703	$37,566	$18,262	$24,647	$1,948	$1,509
Net realized gain (loss) on investments	2,968	39,887	(31,153)	(8,422)	(39)	(34)
Change in net unrealized appreciation (depreciation) on investments	9,971	50,173	31,041	5,377	1,296	1,931

Increase (decrease) in net assets resulting from operations	48,642	127,626	18,150	21,602	3,205	3,406

CONTRACT TRANSACTIONS:
Purchase payments received	19,046	40,719	173,371	52,285	19,525	76,483
Transfers for contract benefits and terminations	(31,288)	(39,825)	(554,378)	(216,559)	(1,062)	(981)
Net transfers	57,223	(17,197)	139,339	81,864	18,380
Contract charges			(28)	(27)
Adjustments to net assets allocated to contracts in payout phase	972	(2,712)

Increase (decrease) in net assets resulting from contract transactions	45,953	(19,015)	(241,696)	(82,437)	36,843	75,502

Total increase (decrease) in net assets	94,595	108,611	(223,546)	(60,835)	40,048	78,908

NET ASSETS:
Beginning of period	817,207	708,596	3,308,194	3,369,029	92,200	13,292

End of period	$911,802	$817,207	$3,084,648	$3,308,194	$132,248	$92,200

CHANGES IN UNITS OUTSTANDING:
Units issued	7,270	210,142	53,341	24,419	3,758	8,119
Units redeemed	(3,923)	(206,919)	(69,696)	(31,881)	(131)	(100)

Net increase (decrease)	3,347	3,223	(16,355)	(7,462)	3,627	8,019

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO
	2017	2016	2017	2016	2017	2016
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$49,468	$44,966	$(32)	$(24)	$472	$741
Net realized gain (loss) on investments	(9,908)	(17,558)	(1,179)	(23)	16,737	16,605
Change in net unrealized appreciation (depreciation) on investments	125,462	24,834	2,237	227	10,342	(5,548)

Increase (decrease) in net assets resulting from operations	165,022	52,242	1,026	180	27,551	11,798

CONTRACT TRANSACTIONS:
Purchase payments received	50,071	455,031			60	515
Transfers for contract benefits and terminations	(459,553)	(199,374)			(8,571)	(26,076)
Net transfers	492,672	618,219	(4,762)		(21,093)	(3,406)
Contract charges	(19)	(32)
Adjustments to net assets allocated to contracts in payout phase	(232)	2,008

Increase (decrease) in net assets resulting from contract transactions	82,939	875,852	(4,762)	0	(29,604)	(28,967)

Total increase (decrease) in net assets	247,961	928,094	(3,736)	180	(2,053)	(17,169)

NET ASSETS:
Beginning of period	3,763,824	2,835,730	3,736	3,556	151,852	169,021

End of period	$4,011,785	$3,763,824	$0	$3,736	$149,799	$151,852

CHANGES IN UNITS OUTSTANDING:
Units issued	57,063	93,148			4	491
Units redeemed	(42,066)	(21,786)	(691)		(1,252)	(2,015)

Net increase (decrease)	14,997	71,362	(691)	0	(1,248)	(1,524)

(1) For the period January 1, 2017 to November 2, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(355)	$(495)	$(1,541)	$(1,118)	$(2,252)	$(2,096)
Net realized gain (loss) on investments	14,236	10,968	4,575	18,141	8,046	(1,429)
Change in net unrealized appreciation (depreciation) on investments	3,631	9,538	54,183	(9,992)	56,661	7,337

Increase (decrease) in net assets resulting from operations	17,512	20,011	57,217	7,031	62,455	3,812

CONTRACT TRANSACTIONS:
Purchase payments received				18,076
Transfers for contract benefits and terminations		(5,250)	(5,574)	(4,739)	(13,488)	(32,782)
Net transfers	1,658	40	61,329	23,074	(28,707)
Contract charges			(9)	(8)	(10)	(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,658	(5,210)	55,746	36,403	(42,205)	(32,789)

Total increase (decrease) in net assets	19,170	14,801	112,963	43,434	20,250	(28,977)

NET ASSETS:
Beginning of period	146,125	131,324	155,409	111,975	269,675	298,652

End of period	$165,295	$146,125	$268,372	$155,409	$289,925	$269,675

CHANGES IN UNITS OUTSTANDING:
Units issued	404	93	5,477	3,051	21
Units redeemed	(315)	(393)	(453)	(240)	(2,639)	(2,028)

Net increase (decrease)	89	(300)	5,024	2,811	(2,618)	(2,028)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(151)	$(252)	$2,333	$5,820	$8,504	$9,189
Net realized gain (loss) on investments	(50)	(14,304)	(5,367)	(4,208)	80,455	17,772
Change in net unrealized appreciation (depreciation) on investments	(62)	21,170	6,488	(2,253)	48,290	64,956

Increase (decrease) in net assets resulting from operations	(263)	6,614	3,454	(641)	137,249	91,917

CONTRACT TRANSACTIONS:
Purchase payments received			106,621	7,871	77,222	7,748
Transfers for contract benefits and terminations		(1,059)	(4,872)	(3,749)	(47,727)	(52,498)
Net transfers		(23,557)	32,222	(142,939)	(170,606)	(8,420)
Contract charges			(3)	(3)	(4)	(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	0	(24,616)	133,968	(138,820)	(141,115)	(53,174)

Total increase (decrease) in net assets	(263)	(18,002)	137,422	(139,461)	(3,866)	38,743
NET ASSETS:
Beginning of period	19,162	37,164	365,930	505,391	799,598	760,855

End of period	$18,899	$19,162	$503,352	$365,930	$795,732	$799,598

CHANGES IN UNITS OUTSTANDING:
Units issued		2	28,685	785	6,380	811
Units redeemed		(2,543)	(13,927)	(13,166)	(11,643)	(3,746)

Net increase (decrease)	0	(2,541)	14,758	(12,381)	(5,263)	(2,935)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND
	2017	2017	2016	2017	2017	2016
	(1)			(2)		(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(205)	$(1,498)	$(4,651)	$(429)	$477	$(28)
Net realized gain (loss) on investments	5	34,140	55,128	20	428
Change in net unrealized appreciation (depreciation) on investments	5,032	36,758	(135,053)	3,437	9,119	1,124

Increase (decrease) in net assets resulting from operations	4,832	69,400	(84,576)	3,028	10,024	1,096

CONTRACT TRANSACTIONS:
Purchase payments received				138,860	33,546	37,199
Transfers for contract benefits and terminations		(1,439)	(47,107)	(1,206)
Net transfers	78,900	(75,775)	(80,584)	48,249	(1,977)
Contract charges		(14)	(21)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	78,900	(77,228)	(127,712)	185,903	31,569	37,199

Total increase (decrease) in net assets	83,732	(7,828)	(212,288)	188,931	41,593	38,295

NET ASSETS:
Beginning of period	0	518,833	731,121	0	38,295	0

End of period	$83,732	$511,005	$518,833	$188,931	$79,888	$38,295

CHANGES IN UNITS OUTSTANDING:
Units issued	6,867	184	1,589	18,386	3,139	4,258
Units redeemed		(4,640)	(8,716)	(118)	(260)

Net increase (decrease)	6,867	(4,456)	(7,127)	18,268	2,879	4,258

                                         (1) For the period August 10, 2017 to December 31, 2017.

                                         (2) For the period April 20, 2017 to December 31, 2017.

                                         (3) For the period November 7, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT INVESTORS FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,017	$1,079	$(10)	$1,058	$(18,542)	$(44,155)
Net realized gain (loss) on investments	12,832	3,879	(14,438)	20,645
Change in net unrealized appreciation (depreciation) on investments	10,736	8,269	18,789	(629)

Increase (decrease) in net assets resulting from operations	24,585	13,227	4,341	21,074	(18,542)	(44,155)

CONTRACT TRANSACTIONS:
Purchase payments received	12,800	1			2,624,901	556,130
Transfers for contract benefits and terminations			(6,166)	(1,170)	(715,159)	(663,663)
Net transfers	(40,821)		(8,393)		(1,990,883)	337,197
Contract charges					(746)	(899)
Adjustments to net assets allocated to contracts in payout phase					(18,801)	45,695

Increase (decrease) in net assets resulting from contract transactions	(28,021)	1	(14,559)	(1,170)	(100,688)	274,460

Total increase (decrease) in net assets	(3,436)	13,228	(10,218)	19,904	(119,230)	230,305

NET ASSETS:
Beginning of period	126,144	112,916	128,240	108,336	5,642,556	5,412,251

End of period	$122,708	$126,144	$118,022	$128,240	$5,523,326	$5,642,556

CHANGES IN UNITS OUTSTANDING:
Units issued	2,082		515		340,464	284,034
Units redeemed	(4,247)		(936)	(57)	(344,377)	(272,290)

Net increase (decrease)	(2,165)	0	(421)	(57)	(3,913)	11,744

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
	2017	2016	2017	2016	2017
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,751	$5,888	$134,411	$129,320	$(420)
Net realized gain (loss) on investments	50,119	59,657	755,163	466,872	1,560
Change in net unrealized appreciation (depreciation) on investments	55,491	(11,337)	2,092,521	763,927	82,168

Increase (decrease) in net assets resulting from operations	111,361	54,208	2,982,095	1,360,119	83,308

CONTRACT TRANSACTIONS:
Purchase payments received	60	60	767,977	555,472	1,632,651
Transfers for contract benefits and terminations	(26,869)	(23,077)	(618,157)	(177,325)
Net transfers	(332)	(66,684)	89,442	(247,922)
Contract charges	(10)	(14)	(189)	(284)
Adjustments to net assets allocated to contracts in payout phase	(1,776)	83,081	15,256	(6,634)

Increase (decrease) in net assets resulting from contract transactions	(28,927)	(6,634)	254,329	123,307	1,632,651

Total increase (decrease) in net assets	82,434	47,574	3,236,424	1,483,426	1,715,959

NET ASSETS:
Beginning of period	731,278	683,704	14,205,188	12,721,762	0

End of period	$813,712	$731,278	$17,441,612	$14,205,188	$1,715,959

CHANGES IN UNITS OUTSTANDING:
Units issued	386	581	99,835	76,996	146,630
Units redeemed	(1,256)	(4,385)	(49,924)	(56,420)

Net increase (decrease)	(870)	(3,804)	49,911	20,576	146,630

(1) For the period February 14, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(211)	$(198)	$(439)	$(530)	$17,357	$8,089
Net realized gain (loss) on investments	2,555	266	10,762	683	(6,704)	3,158
Change in net unrealized appreciation (depreciation) on investments	8,033	(4,935)	7,432	(10,071)	113,962	36,765

Increase (decrease) in net assets resulting from operations	10,377	(4,867)	17,755	(9,918)	124,615	48,012

CONTRACT TRANSACTIONS:
Purchase payments received			12,800			72,456
Transfers for contract benefits and terminations			(14,953)	(3,336)	(15,134)	(20,828)
Net transfers	(23,458)		(75,535)		(166,614)	64,592
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(23,458)	0	(77,688)	(3,336)	(181,748)	116,220

Total increase (decrease) in net assets	(13,081)	(4,867)	(59,933)	(13,254)	(57,133)	164,232

NET ASSETS:
Beginning of period	39,715	44,582	74,747	88,001	771,158	606,926

End of period	$26,634	$39,715	$14,814	$74,747	$714,025	$771,158

CHANGES IN UNITS OUTSTANDING:
Units issued	841		967		7,994	15,545
Units redeemed	(2,370)		(6,003)	(264)	(22,110)	(2,091)

Net increase (decrease)	(1,529)	0	(5,036)	(264)	(14,116)	13,454

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE VST FOCUSED FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,418)	$(1,885)	$32	$80	$(403)	$(1,374)
Net realized gain (loss) on investments	(7,355)	(4,077)	754	12,363	(887)	35,335
Change in net unrealized appreciation (depreciation) on investments	7,792	12,710	6,305	(4,677)	25,981	(12,603)

Increase (decrease) in net assets resulting from operations	(1,981)	6,748	7,091	7,766	24,691	21,358

CONTRACT TRANSACTIONS:
Purchase payments received		8,179				1
Transfers for contract benefits and terminations	(73,375)	(1,398)	(2,101)	(41,028)
Net transfers	484,280	(26,832)			11,530
Contract charges			(4)	(3)
Adjustments to net assets allocated to contracts in payout phase			799	(451)

Increase (decrease) in net assets resulting from contract transactions	410,905	(20,051)	(1,306)	(41,482)	11,530	1

Total increase (decrease) in net assets	408,924	(13,303)	5,785	(33,716)	36,221	21,359

NET ASSETS:
Beginning of period	309,237	322,540	59,284	93,000	195,693	174,334

End of period	$718,161	$309,237	$65,069	$59,284	$231,914	$195,693

CHANGES IN UNITS OUTSTANDING:
Units issued	48,904	892	183	194	3,951
Units redeemed	(7,699)	(3,054)	(183)	(4,054)	(3,611)

Net increase (decrease)	41,205	(2,162)	0	(3,860)	340	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	TVST TOUCHSTONE BOND FUND		TVST TOUCHSTONE COMMON STOCK FUND		TVST TOUCHSTONE SMALL COMPANY FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,859)	$9,388	$(1,457)	$1,465	$(576)	$(165)
Net realized gain (loss) on investments	(4,340)	(6,599)	1,230	11,239	2,372	3,570
Change in net unrealized appreciation (depreciation) on investments	35,946	2,002	39,788	1,177	16,861	2,399

Increase (decrease) in net assets resulting from operations	24,747	4,791	39,561	13,881	18,657	5,804

CONTRACT TRANSACTIONS:
Purchase payments received				1
Transfers for contract benefits and terminations	(44,341)	(64,134)			(2,276)	(2,211)
Net transfers	194,148	(135,311)	110,844	124	71,367	34,414
Contract charges	(9)	(11)	(1)	(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	149,798	(199,456)	110,843	121	69,091	32,203

Total increase (decrease) in net assets	174,545	(194,665)	150,404	14,002	87,748	38,007

NET ASSETS:
Beginning of period	810,147	1,004,812	154,788	140,786	65,455	27,448

End of period	$984,692	$810,147	$305,192	$154,788	$153,203	$65,455

CHANGES IN UNITS OUTSTANDING:
Units issued	20,318	1,930	5,230	211	2,860	1,444
Units redeemed	(9,079)	(17,185)	(233)	(238)	(96)	(139)

Net increase (decrease)	11,239	(15,255)	4,997	(27)	2,764	1,305

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,352)	$(1,045)	$4,842	$(2,896)	$(161)	$331
Net realized gain (loss) on investments	(56,064)	(1,684)	(5,570)	(63,572)	4,467	1,206
Change in net unrealized appreciation (depreciation) on investments	27,210	134,273	35,365	89,916	28,193	3,768

Increase (decrease) in net assets resulting from operations	(31,206)	131,544	34,637	23,448	32,499	5,305

CONTRACT TRANSACTIONS:
Purchase payments received	4,413	20,991			58,428	8,179
Transfers for contract benefits and terminations	(9,640)	(930)	(7,993)	(119,918)	(13,383)	(9,244)
Net transfers	(196,565)	11,213	(67,762)	12,789	82,992
Contract charges			(7)	(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(201,792)	31,274	(75,762)	(107,136)	128,037	(1,065)

Total increase (decrease) in net assets	(232,998)	162,818	(41,125)	(83,688)	160,536	4,240

NET ASSETS:
Beginning of period	446,706	283,888	300,980	384,668	48,268	44,028

End of period	$213,708	$446,706	$259,855	$300,980	$208,804	$48,268

CHANGES IN UNITS OUTSTANDING:
Units issued	718	5,371	1,236	6,956	10,538	792
Units redeemed	(24,810)	(90)	(7,758)	(17,131)	(1,253)	(812)

Net increase (decrease)	(24,092)	5,281	(6,522)	(10,175)	9,285	(20)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF REIT INDEX PORTFOLIO
	2017	2017	2016	2017	2016
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(356)	$19	$342	$948	$606
Net realized gain (loss) on investments	3	2,785	3,243	2,320	2,130
Change in net unrealized appreciation (depreciation) on investments	11,972	16,360	2,569	(455)	1,277

Increase (decrease) in net assets resulting from operations	11,619	19,164	6,154	2,813	4,013

CONTRACT TRANSACTIONS:
Purchase payments received	16,024	18,830	15,026	16,973	40,622
Transfers for contract benefits and terminations				(1,438)	(1,014)
Net transfers	125,983	86,332	13	26,203	1,176
Contract charges
Adjustments to net assets allocated to contracts in payout phase
Increase (decrease) in net assets resulting from contract transactions	142,007	105,162	15,039	41,738	40,784

Total increase (decrease) in net assets	153,626	124,326	21,193	44,551	44,797

NET ASSETS:
Beginning of period	0	57,066	35,873	51,587	6,790

End of period	$153,626	$181,392	$57,066	$96,138	$51,587

CHANGES IN UNITS OUTSTANDING:
Units issued	12,139	8,316	1,495	3,428	3,771
Units redeemed		(84)		(117)	(166)

Net increase (decrease)	12,139	8,232	1,495	3,311	3,605

(1) For the period July 24, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(245)	$(170)	$(244)	$(261)	$(405)	$(234)
Net realized gain (loss) on investments	6,288	4,460	1,557	327	1,112	1,523
Change in net unrealized appreciation (depreciation) on investments	19,302	7,364	6,018	2,027	13,752	(1,365)

Increase (decrease) in net assets resulting from operations	25,345	11,654	7,331	2,093	14,459	(76)

CONTRACT TRANSACTIONS:
Purchase payments received	30,930	38,318		455	12,800	260
Transfers for contract benefits and terminations	(381)			(13,671)
Net transfers	14,790	197	1,751		37,332
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	45,339	38,515	1,751	(13,216)	50,132	260

Total increase (decrease) in net assets	70,684	50,169	9,082	(11,123)	64,591	184

NET ASSETS:
Beginning of period	88,814	38,645	26,038	37,161	28,527	28,343

End of period	$159,498	$88,814	$35,120	$26,038	$93,118	$28,527

CHANGES IN UNITS OUTSTANDING:
Units issued	3,876	3,738	124	27	3,824	26
Units redeemed	(433)			(719)

Net increase (decrease)	3,443	3,738	124	(692)	3,824	26

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	WELLS FARGO VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2017	2016	2016
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(77)	$1,139	$(91)
Net realized gain (loss) on investments	14,224	12,093	8,960
Change in net unrealized appreciation (depreciation) on investments	12,333	(3,762)	(1,650)

Increase (decrease) in net assets resulting from operations	26,480	9,470	7,219

CONTRACT TRANSACTIONS:
Purchase payments received		455
Transfers for contract benefits and terminations	(6,837)	(3,482)	(1,279)
Net transfers	60,212	(8,447)	(108,619)
Contract charges	(4)	(4)
Adjustments to net assets allocated to contracts in payout phase	1,821	(817)

Increase (decrease) in net assets resulting from contract transactions	55,192	(12,295)	(109,898)

Total increase (decrease) in net assets	81,672	(2,825)	(102,679)

NET ASSETS:
Beginning of period	98,346	101,171	102,679

End of period	$180,018	$98,346	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	3,792	527
Units redeemed	(908)	(998)	(6,184)

Net increase (decrease)	2,884	(471)	(6,184)

(1) For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2017, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017 were as follows:

Investment Division	Purchases	Sales
AB VPS Growth and Income Portfolio	$60,589	$663
AB VPS Growth Portfolio	8,295	25,766
AB VPS International Growth Portfolio	178,053	122,867
AB VPS International Value Portfolio	2,258	938
AB VPS Real Estate Investment Portfolio	106,274	223,386
AB VPS Small/Mid Cap Value Portfolio	37,410	105,515
Alger Capital Appreciation Portfolio	48,684	6,801
Alger Large Cap Growth Portfolio	238,848	227,076
Alger Mid Cap Growth Portfolio	23,122	26,592
Alps Red Rocks Listed Private Equity Portfolio	13,178	33
American Century Investments VP Balanced Fund	303,653	175,927
American Century Investments VP Income & Growth Fund	32,805	15,959
American Century Investments VP International Fund	20,573	1,414
American Century Investments VP Mid Cap Value Fund	112,636	45,898
American Century Investments VP Value Fund	148,070	387,577
American Funds IS Global Growth Fund	68,810	3,690
American Funds IS New World Fund	48,550	4,385
BlackRock Global Allocation VI Fund	67,123	44,734
Clearbridge Variable Mid Cap Portfolio	32,321	163
Clearbridge Variable Small Cap Growth Portfolio	60,915	357
Columbia Variable Portfolio - Large Cap Growth Fund	48,424	54,459
Columbia Variable Portfolio - Seligman Global Technology Fund	409,191	23,042
Columbia Variable Portfolio - Small Cap Value Fund	104,726	5,270
Delaware VIP Emerging Markets Series	124,817	1,971
Delaware VIP Small Cap Value Series	234,007	58,998
Delaware VIP Smid Cap Core Series	59,984	33,841
Deutsche Capital Growth VIP	190,175	129,944
Deutsche Core Equity VIP	75,183	3,455
Deutsche CROCI® U.S. VIP	4,105	22,950
Deutsche Global Small Cap VIP	133,712	461
Deutsche Small Cap Index VIP	380,399	214,691
Deutsche Small Mid Cap Growth VIP	12,800	35
Deutsche Small Mid Cap Value VIP	10,305	5,313
Dimensional VA US Targeted Value Portfolio	28,719	1,144
Dreyfus IP Midcap Stock Portfolio	16,423	3,689
Dreyfus VIF Appreciation Portfolio	80,101	143,385
Dreyfus VIF Growth and Income Portfolio	9,879	3,427
Federated Fund For US Government Securities II	159,487	290,214
Federated Managed Tail Risk Fund II	1,318	7,438
Federated Managed Volatility Fund II	1,096	243
Franklin Small Cap Value VIP Fund	56,422	95,746
Great-West Ariel Mid Cap Value Fund	76	8,961
Great-West Goldman Sachs Mid Cap Value Fund	39,106	1,294
Great-West Loomis Sayles Bond Fund	107,072	4,412
Great-West SecureFoundation® Balanced Fund	4,780,913	831,044
Invesco V.I. Comstock Fund	31,875	162,692
Invesco V.I. Core Equity Fund	8,187	9,088
Invesco V.I. Growth & Income Fund	272,612	127,555
Invesco V.I. High Yield Fund	38,858	973
Invesco V.I. International Growth Fund	33,810	154,980

Investment Division	Purchases	Sales
Invesco V.I. Mid Cap Core Equity Fund	$25,677	$8,609
Invesco V.I. Small Cap Equity Fund	25,680	694
Invesco V.I. Technology Fund	20,553	12,834
Ivy VIP International Core Equity	32,253	765
Janus Henderson VIT Balanced Portfolio Institutional Shares	9,035	4,244
Janus Henderson VIT Balanced Portfolio Service Shares	117,068	66,682
Janus Henderson VIT Flexible Bond Portfolio Institutional Shares	128,354	168,753
Janus Henderson VIT Flexible Bond Portfolio Service Shares	148,538	399,917
Janus Henderson VIT Global Research Portfolio	94,936	144,084
Janus Henderson VIT Global Technology Portfolio Institutional Shares	83,917	90
Janus Henderson VIT Global Technology Portfolio Service Shares	215,300	1,846
Janus Henderson VIT Overseas Portfolio Institutional Shares	1,474	19,656
Janus Henderson VIT Overseas Portfolio Service Shares	20,131	47,723
Janus Henderson VIT Research Portfolio	3,318	58,415
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	-	21,789
JPMorgan Insurance Trust Small Cap Core Portfolio	323	2,191
Lazard Retirement Emerging Markets Equity Portfolio	413,871	185,111
LVIP Baron Growth Opportunities Fund	93,960	294,579
MFS VIT II International Value Portfolio	880,011	307,687
MFS VIT III Mid Cap Value Portfolio	22,030	19
MFS VIT Utilities Series	21,149	18,249
Morgan Stanley VIF U.S. Real Estate Portfolio	21,782	183,459
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	88	1,276
NVIT Mid Cap Index Fund	227,941	183,532
Oppenheimer Global Fund	106,405	127,132
Oppenheimer International Growth Fund	62,045	25,638
Oppenheimer Main Street Small Cap Fund	18,363	11,341
Pimco VIT Commodity RealReturn Strategy Portfolio	125,275	4,965
Pimco VIT High Yield Portfolio	146,072	65,382
Pimco VIT Low Duration Portfolio	672,568	896,015
Pimco VIT Real Return Portfolio	40,817	2,024
Pimco VIT Total Return Portfolio	840,371	707,718
Pioneer Emerging Markets VCT Portfolio	-	4,794
Pioneer Fund VCT Portfolio	20,980	30,890
Pioneer Mid Cap Value VCT Portfolio	20,136	6,856
Pioneer Select Mid Cap Growth VCT Portfolio	68,178	11,050
Prudential Series Fund Equity Portfolio	463	44,918
Prudential Series Fund Natural Resources Portfolio	1	152
Putnam VT American Government Income Fund	292,114	155,808
Putnam VT Equity Income Fund	116,987	224,404
Putnam VT Global Asset Allocation Fund	78,899	200
Putnam VT Global Health Care Fund	50,270	85,150
Putnam VT Income Fund	186,953	1,471
Putnam VT International Value Fund	34,992	2,945
Putnam VT Investors Fund	37,822	57,645
Royce Capital Fund - Small-Cap Portfolio	7,515	22,085
Schwab Government Money Market Portfolio	3,393,840	3,494,275
Schwab Markettrack Growth Portfolio II	49,125	33,231
Schwab S&P 500 Index Portfolio	1,723,298	1,345,711
Schwab VIT Balanced With Growth Portfolio	1,637,385	3,687

Investment Division	Purchases	Sales
T. Rowe Price Health Sciences Portfolio	$14,019	$36,568
T. Rowe Price Health Sciences Portfolio Class II	14,665	92,181
Templeton Foreign VIP Fund	99,600	263,993
Templeton Global Bond VIP Fund	489,300	79,785
Third Avenue Value Portfolio	504	2,577
Touchstone VST Focused Fund	121,698	110,569
TVST Touchstone Bond Fund	260,228	117,276
TVST Touchstone Common Stock Fund	119,585	8,852
TVST Touchstone Small Company Fund	74,253	3,296
Van Eck VIP Global Hard Assets Fund	4,920	209,077
Van Eck VIP Unconstrained Emerging Markets Bond Fund	22,005	92,927
Vanguard VIF Capital Growth Portfolio	147,909	18,704
Vanguard VIF Diversified Value Portfolio	142,006	347
Vanguard VIF Mid-Cap Index Portfolio	109,708	1,856
Vanguard VIF REIT Index Portfolio	46,554	1,469
Vanguard VIF Small Company Growth Portfolio	57,933	6,524
Wells Fargo VT Discovery Fund	3,319	244
Wells Fargo VT Omega Growth Fund	51,260	406
Wells Fargo VT Opportunity Fund	87,783	20,310

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Schwab Select Annuity contract a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Acount. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice annuity contract, equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

Effective for the year ending December 31, 2013, the financial highlights for the Schwab OneSource Annuity contract and the Schwab Select Annuity contract have been combined to be consistent with the presentation of the financial statements. All five years of financial highlight information have been combined for presentation purposes.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
AB VPS GROWTH AND INCOME PORTFOLIO
2017	7	$21.52	to	$14.02	$126	1.61%	0.65%	to	0.85%	17.92%	to	18.16%
2016	3	$18.25	to	$18.25	$60	0.73%	0.85%	to	0.85%	10.36%	to	10.36%
2015	38	$16.54	to	$10.73	$426	0.89%	0.65%	to	0.85%	0.84%	to	1.05%
2014	3	$16.40	to	$16.40	$54	1.37%	0.85%	to	0.85%	8.61%	to	8.61%
2013	3	$15.10	to	$15.10	$50	1.32%	0.85%	to	0.85%	33.87%	to	33.87%
AB VPS GROWTH PORTFOLIO
2017	5	$15.99	to	$23.53	$121	0.00%	0.65%	to	0.85%	33.38%	to	33.65%
2016	6	$17.31	to	$17.60	$110	0.00%	0.65%	to	0.85%	0.27%	to	0.47%
2015	5	$17.47	to	$17.26	$81	0.00%	0.85%	to	0.85%	8.13%	to	8.15%
2014	5	$16.16	to	$15.96	$75	0.00%	0.85%	to	0.85%	12.38%	to	11.06%
2013	5	$14.37	to	$14.37	$67	0.28%	0.85%	to	0.85%	32.93%	to	32.93%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2017	18	$17.93	to	$10.49	$312	0.87%	0.65%	to	0.85%	33.89%	to	34.16%
2016	14	$13.39	to	$7.82	$197	0.00%	0.65%	to	0.85%	(7.66)%	to	(7.49)%
2015	23	$14.50	to	$8.45	$327	0.34%	0.65%	to	0.85%	(2.70)%	to	(2.50)%
2014	22	$14.91	to	$8.67	$330	0.00%	0.65%	to	0.85%	(1.97)%	to	(1.81)%
2013	29	$15.21	to	$8.83	$433	0.80%	0.65%	to	0.85%	12.58%	to	12.77%
AB VPS INTERNATIONAL VALUE PORTFOLIO
2017	11	$9.80	to	$8.69	$108	2.26%	0.65%	to	0.85%	24.37%	to	24.61%
2016	11	$7.88	to	$6.98	$87	1.03%	0.65%	to	0.85%	(1.34)%	to	(1.15)%
2015	19	$7.98	to	$7.06	$138	2.49%	0.65%	to	0.85%	1.72%	to	1.94%
2014	19	$7.85	to	$6.92	$137	3.61%	0.65%	to	0.85%	(6.99)%	to	(6.86)%
2013	20	$8.44	to	$7.43	$162	5.46%	0.65%	to	0.85%	21.97%	to	22.20%
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
(Effective date 05/01/2008)
2017	16	$17.68	to	$12.68	$245	2.06%	0.49%	to	0.85%	5.64%	to	6.02%
2016	23	$16.73	to	$11.96	$368	1.55%	0.49%	to	0.85%	6.85%	to	7.24%
2015	27	$15.66	to	$11.15	$404	1.46%	0.49%	to	0.85%	(0.04)%	to	0.31%
2014	24	$15.67	to	$15.88	$375	2.66%	0.65%	to	0.85%	24.27%	to	24.55%
2013	28	$12.61	to	$12.75	$361	1.53%	0.65%	to	0.85%	3.36%	to	3.49%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2017	16	$24.85	to	$13.79	$351	0.47%	0.49%	to	0.85%	12.20%	to	12.60%
2016	21	$22.15	to	$12.25	$397	0.60%	0.49%	to	0.85%	24.03%	to	24.48%
2015	17	$17.86	to	$9.84	$280	0.75%	0.49%	to	0.85%	(6.28)%	to	(5.94)%
2014	14	$19.05	to	$17.83	$270	0.67%	0.65%	to	0.85%	8.24%	to	8.45%
2013	19	$17.60	to	$16.44	$332	0.52%	0.65%	to	0.85%	36.86%	to	37.23%
ALGER CAPITAL APPRECIATION PORTFOLIO
(Effective date 05/01/2015)
2017	5	$12.94	to	$13.06	$59	0.23%	0.49%	to	0.85%	29.96%	to	30.44%
2016	1	$10.02	to	$10.02	$12	0.20%	0.49%	to	0.49%	0.02%	to	0.02%
ALGER LARGE CAP GROWTH PORTFOLIO
2017	40	$36.96	to	$19.48	$1,381	0.00%	0.65%	to	0.85%	27.38%	to	27.63%
2016	47	$29.01	to	$10.69	$1,169	0.00%	0.49%	to	0.85%	(1.66)%	to	(1.31)%
2015	50	$29.50	to	$10.83	$1,256	0.00%	0.49%	to	0.85%	0.85%	to	1.22%
2014	48	$29.25	to	$15.33	$1,252	0.17%	0.65%	to	0.85%	10.05%	to	10.29%
2013	46	$26.58	to	$13.90	$1,186	0.78%	0.65%	to	0.85%	33.90%	to	34.17%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
ALGER MID CAP GROWTH PORTFOLIO
2017	16		$28.50	to	$13.46	$368	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
2016	16		$22.15	to	$12.79	$295	0.00%	0.65%	to	0.85%	0.12%	to	0.32%
2015	16		$22.12	to	$12.75	$295	0.00%	0.65%	to	0.85%	(2.40)%	to	(2.20)%
2014	16		$22.66	to	$13.04	$306	0.00%	0.65%	to	0.85%	7.09%	to	7.33%
2013	15		$21.16	to	$12.15	$274	0.33%	0.65%	to	0.85%	34.69%	to	35.00%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 04/29/2016)
2017	1		$13.19	to	$13.19	$13	2.95%	0.65%	to	0.65%	24.68%	to	24.68%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2017	48		$23.10	to	$12.20	$832	1.44%	0.65%	to	0.85%	12.95%	to	13.18%
2016	34		$20.45	to	$15.56	$646	1.60%	0.65%	to	0.85%	6.09%	to	6.30%
2015	39		$19.28	to	$14.63	$678	1.73%	0.65%	to	0.85%	(3.40)%	to	(3.20)%
2014	40		$19.95	to	$15.12	$736	1.55%	0.65%	to	0.85%	8.90%	to	9.17%
2013	35		$18.32	to	$13.85	$588	1.60%	0.65%	to	0.85%	16.47%	to	16.68%
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
(Effective date 05/01/2008)
2017	5		$13.43	to	$13.60	$89	2.27%	0.49%	to	0.85%	19.46%	to	19.90%
2016	4		$16.82	to	$11.30	$61	2.33%	0.65%	to	0.65%	12.75%	to	12.75%
2015	5		$14.92	to	$10.02	$65	2.10%	0.65%	to	0.65%	(6.24)%	to	(6.24)%
2014	5		$15.91	to	$10.69	$71	1.84%	0.65%	to	0.65%	11.81%	to	6.90%
2013	4		$14.24	to	$14.24	$60	2.23%	0.65%	to	0.65%	34.88%	to	34.88%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2017	10		$24.70	to	$11.44	$199	0.81%	0.65%	to	0.85%	30.10%	to	30.36%
2016	8		$18.99	to	$8.84	$136	1.43%	0.65%	to	0.85%	(6.29)%	to	(6.11)%
2015	18		$20.26	to	$9.35	$239	0.25%	0.65%	to	0.85%	(0.10)%	to	0.11%
2014	9		$20.28	to	$9.41	$159	1.63%	0.65%	to	0.85%	(6.33)%	to	(5.90)%
2013	13		$21.65	to	$21.65	$288	1.66%	0.85%	to	0.85%	21.42%	to	21.42%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2017	14		$34.10	to	$14.51	$338	1.44%	0.49%	to	0.85%	10.53%	to	10.92%
2016	9		$30.85	to	$13.08	$248	1.57%	0.49%	to	0.85%	21.68%	to	22.12%
2015	9		$25.36	to	$10.68	$205	1.51%	0.65%	to	0.85%	(2.41)%	to	(2.22)%
2014	11		$25.98	to	$10.92	$252	0.93%	0.65%	to	0.85%	15.26%	to	9.20%
2013	16		$22.54	to	$22.75	$363	1.10%	0.65%	to	0.85%	28.80%	to	29.04%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2017	69		$29.32	to	$13.26	$1,732	1.67%	0.49%	to	0.85%	7.83%	to	8.21%
2016	79		$27.19	to	$12.25	$1,851	1.72%	0.49%	to	0.85%	19.46%	to	19.90%
2015	77		$22.76	to	$10.20	$1,540	2.11%	0.65%	to	0.85%	(4.70)%	to	(4.51)%
2014	82		$23.88	to	$16.57	$1,768	1.56%	0.65%	to	0.85%	12.11%	to	12.34%
2013	74		$21.30	to	$14.75	$1,425	1.65%	0.65%	to	0.85%	30.59%	to	30.88%
AMERICAN FUNDS IS GLOBAL GROWTH FUND
(Effective date 05/29/2014)
2017	5		$14.32	to	$14.32	$71	1.13%	0.49%	to	0.49%	31.16%	to	31.16%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/29/2016)
2017	4		$13.28	to	$13.36	$53	1.39%	0.49%	to	0.85%	28.34%	to	28.82%
2016	0	*	$10.37	to	$10.37	$3	0.70%	0.49%	to	0.49%	3.68%	to	3.68%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF  NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/01/2014)
2017	23		$11.45	to	$11.61	$270	1.25%	0.65%	to	0.69%	13.07%	to	13.12%
2016	21		$10.12	to	$10.26	$217	1.35%	0.65%	to	0.69%	3.40%	to	3.45%
2015	12		$9.89	to	$9.80	$121	1.05%	0.65%	to	0.85%	(1.55)%	to	(1.35)%
2014	10		$10.04	to	$10.06	$100	2.18%	0.65%	to	0.85%	0.40%	to	0.60%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2017	3		$12.40	to	$12.40	$32	0.44%	0.65%	to	0.65%	12.07%	to	12.07%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 05/01/2015)
2017	6		$12.44	to	$12.44	$70	0.00%	0.65%	to	0.65%	23.46%	to	23.46%
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
(Effective date 04/29/2016)
2017	14		$13.30	to	$13.34	$184	0.00%	0.65%	to	0.85%	26.76%	to	27.01%
2016	14		$10.49	to	$10.50	$144	0.00%	0.65%	to	0.85%	4.90%	to	5.04%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2017	32		$26.07	to	$20.08	$813	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
2016	22		$19.48	to	$19.71	$425	0.00%	0.65%	to	0.85%	18.01%	to	18.24%
2015	22		$16.51	to	$16.67	$366	0.00%	0.65%	to	0.85%	8.89%	to	9.10%
2014	23		$15.16	to	$15.28	$347	0.00%	0.65%	to	0.85%	24.06%	to	24.33%
2013	14		$12.22	to	$12.29	$168	0.00%	0.65%	to	0.85%	24.44%	to	24.65%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2017	4		$30.51	to	$31.04	$121	0.15%	0.65%	to	0.85%	13.02%	to	13.25%
2016	1		$27.41	to	$12.45	$19	0.23%	0.49%	to	0.65%	31.88%	to	32.08%
2015	2		$20.51	to	$20.78	$33	0.72%	0.65%	to	0.85%	(7.11)%	to	(6.92)%
2014	1		$22.08	to	$22.33	$11	0.44%	0.65%	to	0.85%	2.17%	to	2.38%
2013	1		$21.61	to	$21.81	$11	0.63%	0.65%	to	0.85%	32.90%	to	33.15%
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 05/01/2014)
2017	11		$12.45	to	$12.04	$137	0.10%	0.49%	to	0.85%	39.36%	to	39.87%
2016	1		$8.56	to	$8.61	$8	0.30%	0.49%	to	0.69%	13.15%	to	13.37%
2015	1		$7.57	to	$7.59	$10	0.33%	0.49%	to	0.69%	(15.10)%	to	(14.92)%
2014	0	*	$9.34	to	$9.34	$3	0.00%	0.65%	to	0.65%	(6.60)%	to	(6.60)%
DELAWARE VIP SMALL CAP VALUE SERIES
2017	23		$40.84	to	$13.98	$691	0.81%	0.49%	to	0.85%	11.11%	to	11.50%
2016	17		$36.76	to	$12.54	$471	0.96%	0.49%	to	0.85%	30.30%	to	30.77%
2015	19		$28.21	to	$9.59	$410	0.72%	0.49%	to	0.85%	(7.02)%	to	(6.68)%
2014	18		$30.34	to	$10.26	$464	0.61%	0.65%	to	0.85%	4.95%	to	2.60%
2013	23		$28.91	to	$17.35	$564	0.63%	0.65%	to	0.85%	32.37%	to	32.65%
DELAWARE VIP SMID CAP CORE SERIES
(Effective date 05/01/2006)
2017	9		$28.66	to	$15.15	$206	0.29%	0.49%	to	0.85%	17.64%	to	18.06%
2016	7		$24.36	to	$12.78	$161	0.18%	0.65%	to	0.85%	7.38%	to	7.60%
2015	10		$22.69	to	$11.87	$203	0.35%	0.65%	to	0.85%	6.63%	to	6.85%
2014	9		$20.94	to	$21.22	$189	0.08%	0.65%	to	0.85%	2.30%	to	2.51%
2013	19		$20.47	to	$20.70	$402	0.02%	0.65%	to	0.85%	40.11%	to	40.43%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF  NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
DEUTSCHE CAPITAL GROWTH VIP
2017	42	$24.38	to	$15.47	$977	0.73%	0.65%	to	0.85%	25.23%	to	25.48%
2016	41	$19.47	to	$18.07	$783	1.00%	0.65%	to	0.85%	3.37%	to	3.58%
2015	46	$18.83	to	$17.45	$828	0.64%	0.65%	to	0.85%	7.70%	to	7.91%
2014	45	$17.49	to	$16.17	$760	0.67%	0.65%	to	0.85%	12.04%	to	12.29%
2013	47	$15.61	to	$14.40	$723	1.31%	0.65%	to	0.85%	33.53%	to	33.70%
DEUTSCHE CORE EQUITY VIP
2017	11	$22.59	to	$15.04	$213	1.08%	0.49%	to	0.85%	20.00%	to	20.43%
2016	7	$18.04	to	$19.15	$122	1.49%	0.65%	to	0.85%	9.55%	to	9.77%
2015	8	$17.18	to	$17.45	$150	0.85%	0.65%	to	0.85%	4.36%	to	4.57%
2014	8	$15.78	to	$16.68	$152	0.99%	0.65%	to	0.85%	10.89%	to	11.05%
2013	17	$14.23	to	$15.02	$267	1.53%	0.65%	to	0.85%	36.17%	to	36.42%
DEUTSCHE CROCI® U.S. VIP
2017	15	$18.97	to	$14.59	$284	1.50%	0.65%	to	0.85%	21.84%	to	22.10%
2016	16	$15.57	to	$11.95	$251	1.07%	0.65%	to	0.85%	(5.19)%	to	(5.00)%
2015	20	$16.43	to	$12.58	$326	1.29%	0.65%	to	0.85%	(7.66)%	to	(7.47)%
2014	27	$17.79	to	$13.60	$454	1.34%	0.65%	to	0.85%	9.81%	to	10.03%
2013	20	$16.20	to	$12.36	$324	2.14%	0.65%	to	0.85%	29.81%	to	29.97%
DEUTSCHE GLOBAL SMALL CAP VIP
(Effective date 05/01/2014)
2017	12	$11.48	to	$11.62	$138	0.00%	0.49%	to	0.85%	19.01%	to	19.44%
DEUTSCHE SMALL CAP INDEX VIP
2017	54	$36.23	to	$13.80	$1,246	0.89%	0.49%	to	0.85%	13.37%	to	13.78%
2016	42	$31.96	to	$19.47	$989	1.12%	0.65%	to	0.85%	20.01%	to	20.24%
2015	46	$26.63	to	$16.19	$941	1.05%	0.65%	to	0.85%	(5.41)%	to	(5.22)%
2014	44	$28.15	to	$17.08	$941	0.73%	0.65%	to	0.85%	3.84%	to	4.08%
2013	22	$27.11	to	$16.41	$512	1.61%	0.65%	to	0.85%	37.47%	to	37.67%
DEUTSCHE SMALL MID CAP GROWTH VIP (Effective date 04/29/2014)
2017	1	$13.92	to	$13.92	$14	0.00%	0.65%	to	0.65%	21.34%	to	21.34%
DEUTSCHE SMALL MID CAP VALUE VIP
(Effective date 05/01/2006)
2017	8	$20.42	to	$20.17	$162	0.72%	0.65%	to	0.85%	9.59%	to	9.81%
2016	8	$18.64	to	$18.37	$146	0.56%	0.65%	to	0.85%	15.90%	to	16.13%
2015	15	$16.08	to	$15.82	$241	0.28%	0.65%	to	0.85%	(2.74)%	to	(2.54)%
2014	16	$16.53	to	$16.23	$268	0.80%	0.65%	to	0.85%	4.62%	to	4.84%
2013	18	$15.80	to	$15.48	$288	1.29%	0.65%	to	0.85%	34.13%	to	34.38%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
(Effective date 05/29/2014)
2017	5	$13.25	to	$13.25	$71	1.39%	0.49%	to	0.49%	9.23%	to	9.23%
2016	3	$12.13	to	$12.13	$42	1.14%	0.49%	to	0.49%	26.88%	to	26.88%
2015	1	$9.56	to	$9.56	$6	1.33%	0.49%	to	0.49%	(5.69)%	to	(5.69)%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2017	4	$33.66	to	$13.80	$102	0.93%	0.49%	to	0.85%	14.41%	to	14.81%
2016	3	$29.42	to	$11.97	$78	1.04%	0.65%	to	0.85%	14.49%	to	14.74%
2015	3	$25.70	to	$10.44	$68	0.60%	0.65%	to	0.85%	(3.11)%	to	(2.93)%
2014	3	$26.52	to	$26.52	$67	0.98%	0.85%	to	0.85%	11.10%	to	11.10%
2013	3	$23.87	to	$23.87	$63	1.34%	0.85%	to	0.85%	33.82%	to	33.82%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF  NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
DREYFUS VIF APPRECIATION PORTFOLIO
2017	21	$22.99	to	$20.45	$490	1.34%	0.65%	to	0.85%	26.26%	to	26.51%
2016	28	$18.21	to	$16.16	$513	1.62%	0.65%	to	0.85%	6.99%	to	7.20%
2015	34	$17.02	to	$15.08	$566	1.71%	0.65%	to	0.85%	(3.30)%	to	(3.10)%
2014	32	$17.60	to	$15.56	$560	1.84%	0.65%	to	0.85%	7.19%	to	7.38%
2013	68	$16.42	to	$14.49	$1,068	1.85%	0.65%	to	0.85%	20.03%	to	20.35%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2017	13	$22.85	to	$14.34	$214	0.75%	0.65%	to	0.85%	18.70%	to	18.94%
2016	13	$19.25	to	$12.06	$182	1.00%	0.65%	to	0.85%	9.10%	to	9.32%
2015	6	$17.65	to	$10.73	$89	0.19%	0.85%	to	0.85%	0.72%	to	0.72%
2014	4	$17.52	to	$17.52	$68	0.79%	0.85%	to	0.85%	9.16%	to	9.16%
2013	4	$16.05	to	$16.05	$63	0.89%	0.85%	to	0.85%	35.67%	to	35.67%
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2017	85	$19.98	to	$10.40	$1,423	2.39%	0.49%	to	0.85%	1.07%	to	1.43%
2016	92	$19.77	to	$12.21	$1,566	2.30%	0.65%	to	0.85%	0.74%	to	0.95%
2015	74	$19.62	to	$12.10	$1,319	3.07%	0.65%	to	0.85%	(0.33)%	to	(0.13)%
2014	174	$19.69	to	$12.11	$3,212	1.96%	0.65%	to	0.85%	3.74%	to	3.95%
2013	84	$18.98	to	$11.65	$1,511	2.93%	0.65%	to	0.85%	(2.87)%	to	(2.67)%
FEDERATED MANAGED TAIL RISK FUND II
2017	5	$15.44	to	$15.44	$82	1.61%	0.85%	to	0.85%	10.02%	to	10.02%
2016	6	$14.04	to	$14.04	$81	1.81%	0.85%	to	0.85%	(4.82)%	to	(4.82)%
2015	6	$14.75	to	$14.75	$93	1.66%	0.85%	to	0.85%	(7.27)%	to	(7.27)%
2014	6	$15.90	to	$15.90	$100	1.79%	0.85%	to	0.85%	(1.79)%	to	(1.79)%
2013	14	$16.19	to	$16.19	$233	0.97%	0.85%	to	0.85%	15.48%	to	15.48%
FEDERATED MANAGED VOLATILITY FUND II
2017	1	$24.18	to	$24.18	$31	3.84%	0.85%	to	0.85%	17.11%	to	17.11%
2016	1	$20.65	to	$20.65	$26	4.76%	0.85%	to	0.85%	6.78%	to	6.78%
2015	1	$19.33	to	$19.33	$25	4.27%	0.85%	to	0.85%	(8.34)%	to	(8.34)%
2014	1	$21.10	to	$21.10	$27	2.87%	0.85%	to	0.85%	3.08%	to	3.08%
2013	3	$20.47	to	$20.47	$69	3.04%	0.85%	to	0.85%	20.70%	to	20.70%
FRANKLIN SMALL CAP VALUE VIP FUND
2017	24	$20.93	to	$13.10	$482	0.54%	0.49%	to	0.85%	9.71%	to	10.11%
2016	29	$19.08	to	$11.89	$513	0.83%	0.49%	to	0.85%	29.09%	to	29.55%
2015	27	$14.78	to	$9.18	$380	0.60%	0.49%	to	0.85%	(8.17)%	to	(7.84)%
2014	21	$16.04	to	$16.25	$334	0.57%	0.65%	to	0.85%	(0.25)%	to	(0.06)%
2013	17	$16.08	to	$16.26	$276	1.31%	0.65%	to	0.85%	35.13%	to	35.27%
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
(Effective date 04/29/2016)
2017	3	$13.30	to	$13.33	$37	9.12%	0.49%	to	0.65%	16.23%	to	16.41%
GREAT-WEST LOOMIS SAYLES BOND FUND
(Effective date 04/29/2016)
2017	10	$11.00	to	$11.00	$115	2.25%	0.49%	to	0.49%	5.76%	to	5.76%
2016	1	$10.40	to	$10.40	$11	0.59%	0.49%	to	0.49%	4.01%	to	4.01%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
(Effective date 05/29/2014)
2017	1,301	$12.16	to	$12.25	$15,931	2.05%	0.65%	to	0.85%	11.99%	to	12.21%
2016	1,001	$10.86	to	$10.91	$10,921	2.04%	0.65%	to	0.85%	7.80%	to	8.02%
2015	700	$10.07	to	$10.10	$7,066	2.27%	0.65%	to	0.85%	(1.50)%	to	(1.31)%
2014	200	$10.23	to	$10.24	$2,049	1.61%	0.65%	to	0.85%	2.30%	to	2.40%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESCO V.I. COMSTOCK FUND 2017	20	$23.73	to	$13.45	$416	1.79%	0.49%	to	0.85%	16.85%	to	17.28%
2016	28	$20.30	to	$11.47	$499	1.55%	0.49%	to	0.85%	16.31%	to	16.73%
2015	34	$17.46	to	$9.82	$525	2.00%	0.49%	to	0.85%	(6.78)%	to	(6.45)%
2014	32	$18.73	to	$16.58	$577	1.38%	0.65%	to	0.85%	8.52%	to	8.72%
2013	37	$17.26	to	$15.25	$618	1.76%	0.65%	to	0.85%	34.74%	to	35.08%
INVESCO V.I. CORE EQUITY FUND 2017	4	$30.74	to	$30.74	$137	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
2016	5	$27.39	to	$27.39	$129	0.77%	0.85%	to	0.85%	9.33%	to	9.33%
2015	5	$25.06	to	$25.06	$118	1.14%	0.85%	to	0.85%	(6.57)%	to	(6.57)%
2014	5	$26.82	to	$26.82	$127	0.86%	0.85%	to	0.85%	7.24%	to	7.24%
2013	5	$25.01	to	$25.01	$119	1.37%	0.85%	to	0.85%	28.13%	to	28.13%
INVESCO V.I. GROWTH & INCOME FUND 2017	70	$24.90	to	$13.85	$1,401	1.66%	0.49%	to	0.85%	13.35%	to	13.76%
2016	68	$21.97	to	$12.18	$1,159	1.14%	0.49%	to	0.85%	18.68%	to	19.12%
2015	63	$18.51	to	$10.22	$934	3.07%	0.49%	to	0.85%	(3.88)%	to	(3.54)%
2014	44	$19.25	to	$15.65	$753	1.63%	0.65%	to	0.85%	9.31%	to	9.59%
2013	55	$17.61	to	$14.28	$865	1.37%	0.65%	to	0.85%	33.01%	to	33.21%
INVESCO V.I. HIGH YIELD FUND 2017	12	$23.37	to	$11.00	$162	3.80%	0.49%	to	0.85%	5.40%	to	5.79%
2016	9	$22.17	to	$10.40	$122	4.23%	0.49%	to	0.85%	10.28%	to	10.67%
2015	9	$20.11	to	$9.40	$122	2.59%	0.49%	to	0.85%	(3.99)%	to	(3.64)%
2014	10	$20.94	to	$9.74	$143	2.72%	0.69%	to	0.85%	0.87%	to	(2.60)%
2013	4	$20.76	to	$20.76	$83	5.00%	0.85%	to	0.85%	6.08%	to	6.08%
INVESCO V.I. INTERNATIONAL GROWTH FUND 2017	35	$16.23	to	$11.30	$522	1.44%	0.49%	to	0.85%	21.96%	to	22.40%
2016	45	$13.31	to	$9.23	$538	1.52%	0.49%	to	0.85%	(1.29)%	to	(0.93)%
2015	56	$13.49	to	$9.32	$697	1.38%	0.49%	to	0.85%	(3.17)%	to	(2.82)%
2014	51	$13.93	to	$11.82	$674	1.61%	0.65%	to	0.85%	(0.50)%	to	(0.25)%
2013	47	$14.00	to	$11.85	$601	1.28%	0.65%	to	0.85%	18.04%	to	18.15%
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009) 2017	4	$23.27	to	$23.67	$93	0.63%	0.65%	to	0.85%	13.95%	to	14.17%
2016	4	$20.42	to	$10.74	$68	0.08%	0.65%	to	0.85%	12.48%	to	12.71%
2015	4	$18.16	to	$9.53	$67	0.35%	0.65%	to	0.85%	(4.84)%	to	(4.65)%
2014	4	$19.08	to	$9.99	$70	0.04%	0.65%	to	0.85%	3.58%	to	(0.10)%
2013	3	$18.42	to	$18.60	$62	0.66%	0.65%	to	0.85%	27.74%	to	28.01%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009) 2017	3	$28.15	to	$12.55	$69	0.00%	0.49%	to	0.85%	13.10%	to	13.51%
2016	2	$24.89	to	$11.05	$39	0.00%	0.49%	to	0.85%	11.12%	to	11.51%
2015	1	$22.39	to	$22.39	$33	0.00%	0.85%	to	0.85%	(6.33)%	to	(6.33)%
2014	3	$23.90	to	$23.90	$66	0.00%	0.85%	to	0.85%	1.44%	to	1.44%
2013	3	$23.56	to	$23.56	$79	0.01%	0.85%	to	0.85%	36.34%	to	36.34%
INVESCO V.I. TECHNOLOGY FUND 2017	50	$15.55	to	$5.74	$303	0.00%	0.85%	to	0.85%	33.99%	to	33.99%
2016	52	$11.61	to	$4.29	$229	0.00%	0.85%	to	0.85%	(1.59)%	to	(1.58)%
2015	52	$11.79	to	$4.36	$234	0.00%	0.85%	to	0.85%	5.91%	to	5.91%
2014	54	$4.11	to	$11.15	$223	0.00%	0.65%	to	0.85%	9.89%	to	11.50%
2013	97	$3.74	to	$3.74	$363	0.00%	0.85%	to	0.85%	24.25%	to	24.25%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
IVY VIP INTERNATIONAL CORE EQUITY
(Effective date 05/01/2015)
2017	4		$11.10	to	$11.10	$44	0.75%	0.49%	to	0.49%	22.56%	to	22.56%
2016	1		$9.06	to	$9.06	$9	0.87%	0.49%	to	0.49%	0.59%	to	0.59%
2015	0	*	$9.00	to	$9.00	$4	0.00%	0.49%	to	0.49%	(9.96)%	to	(9.96)%
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2017	19		$28.59	to	$28.59	$534	1.62%	0.85%	to	0.85%	17.43%	to	17.43%
2016	19		$24.35	to	$24.35	$455	2.24%	0.85%	to	0.85%	3.72%	to	3.72%
2015	19		$23.47	to	$23.47	$439	1.87%	0.85%	to	0.85%	(0.23)%	to	(0.23)%
2014	21		$23.53	to	$23.53	$499	1.76%	0.85%	to	0.85%	7.59%	to	7.59%
2013	21		$21.87	to	$21.87	$463	2.28%	0.85%	to	0.85%	19.12%	to	19.12%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2017	131		$20.12	to	$12.60	$2,213	1.39%	0.65%	to	0.85%	17.14%	to	17.37%
2016	126		$17.17	to	$10.73	$1,857	1.94%	0.65%	to	0.85%	3.45%	to	3.65%
2015	126		$16.60	to	$10.36	$1,974	1.61%	0.65%	to	0.85%	(0.44)%	to	(0.24)%
2014	137		$16.67	to	$16.11	$2,238	1.54%	0.65%	to	0.85%	7.27%	to	7.54%
2013	117		$15.54	to	$14.98	$1,781	1.93%	0.65%	to	0.85%	18.81%	to	18.98%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2017	48		$22.73	to	$10.55	$722	2.94%	0.49%	to	0.85%	2.74%	to	3.12%
2016	51		$22.12	to	$10.23	$757	3.17%	0.49%	to	0.85%	1.60%	to	1.96%
2015	27		$21.78	to	$10.04	$509	2.34%	0.49%	to	0.85%	(0.63)%	to	(0.27)%
2014	21		$21.91	to	$10.05	$449	3.35%	0.69%	to	0.85%	4.04%	to	0.50%
2013	22		$21.06	to	$21.06	$469	3.71%	0.85%	to	0.85%	(0.99)%	to	(0.99)%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2017	145		$15.60	to	$10.40	$2,189	2.45%	0.65%	to	0.85%	2.48%	to	2.69%
2016	164		$15.22	to	$10.13	$2,421	2.30%	0.65%	to	0.85%	1.36%	to	1.56%
2015	195		$15.02	to	$9.97	$2,852	1.87%	0.65%	to	0.85%	(0.91)%	to	(0.71)%
2014	231		$15.15	to	$10.04	$3,472	3.09%	0.65%	to	0.85%	3.77%	to	0.40%
2013	186		$14.60	to	$13.85	$2,695	3.40%	0.65%	to	0.85%	(1.15)%	to	(0.93)%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2017	23		$26.64	to	$12.81	$489	0.78%	0.65%	to	0.85%	25.95%	to	26.21%
2016	25		$21.15	to	$10.19	$431	1.08%	0.49%	to	0.85%	1.21%	to	1.58%
2015	26		$20.90	to	$10.03	$449	0.66%	0.49%	to	0.85%	(3.12)%	to	(2.76)%
2014	19		$21.57	to	$21.57	$434	1.05%	0.85%	to	0.85%	6.52%	to	6.52%
2013	21		$20.25	to	$20.25	$441	1.22%	0.85%	to	0.85%	27.36%	to	27.36%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES
(Effective date 05/29/2014)
2017	5		$18.32	to	$18.45	$87	0.00%	0.49%	to	0.69%	44.10%	to	44.38%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
(Effective date 05/01/2014)
2017	12		$18.70	to	$18.20	$223	0.00%	0.65%	to	0.85%	43.69%	to	43.98%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2017	3		$26.40	to	$26.40	$86	1.65%	0.85%	to	0.85%	30.01%	to	30.01%
2016	4		$20.30	to	$20.30	$89	4.99%	0.85%	to	0.85%	(7.24)%	to	(7.24)%
2015	4		$21.89	to	$21.89	$121	0.55%	0.85%	to	0.85%	(9.37)%	to	(9.37)%
2014	5		$24.15	to	$24.15	$156	6.13%	0.85%	to	0.85%	(12.63)%	to	(12.63)%
2013	7		$27.64	to	$27.64	$224	2.79%	0.85%	to	0.85%	13.60%	to	13.60%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2017	28	$10.01	to	$10.01	$284	1.57%	0.85%	to	0.85%	29.69%	to	29.69%
2016	32	$7.72	to	$7.72	$244	4.70%	0.85%	to	0.85%	(7.49)%	to	(7.49)%
2015	45	$8.34	to	$8.34	$377	0.55%	0.85%	to	0.85%	(9.57)%	to	(9.57)%
2014	29	$9.22	to	$9.22	$265	5.83%	0.85%	to	0.85%	(12.85)%	to	(12.85)%
2013	28	$10.58	to	$10.58	$294	2.89%	0.85%	to	0.85%	13.28%	to	13.28%
JANUS HENDERSON VIT RESEARCH PORTFOLIO
2017	8	$33.90	to	$33.90	$271	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
2016	10	$26.73	to	$26.73	$267	0.54%	0.85%	to	0.85%	(0.35)%	to	(0.35)%
2015	11	$26.83	to	$26.83	$282	0.64%	0.85%	to	0.85%	4.45%	to	4.45%
2014	11	$25.68	to	$25.68	$284	0.37%	0.85%	to	0.85%	12.04%	to	12.04%
2013	12	$22.92	to	$22.92	$271	0.79%	0.85%	to	0.85%	29.20%	to	29.20%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
(Effective date 05/29/2014)
2017	2	$13.88	to	$14.06	$33	0.33%	0.49%	to	0.85%	14.26%	to	14.66%
2016	2	$12.15	to	$12.26	$30	0.31%	0.49%	to	0.85%	19.20%	to	19.63%
2015	5	$10.19	to	$10.25	$46	0.06%	0.49%	to	0.85%	(6.08)%	to	(5.75)%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2017	74	$19.53	to	$10.85	$1,243	1.96%	0.49%	to	0.85%	26.75%	to	27.20%
2016	56	$15.41	to	$8.53	$800	1.03%	0.49%	to	0.85%	19.76%	to	20.20%
2015	59	$12.86	to	$7.10	$714	1.21%	0.49%	to	0.85%	(20.73)%	to	(20.45)%
2014	52	$16.23	to	$16.41	$825	1.77%	0.65%	to	0.85%	(5.42)%	to	(5.25)%
2013	37	$17.16	to	$17.32	$638	1.07%	0.65%	to	0.85%	(2.11)%	to	(1.93)%
LVIP BARON GROWTH OPPORTUNITIES FUND
2017	37	$45.67	to	$13.50	$1,505	0.00%	0.49%	to	0.85%	26.16%	to	26.62%
2016	42	$36.20	to	$10.66	$1,401	0.54%	0.49%	to	0.85%	4.68%	to	5.05%
2015	41	$34.58	to	$17.82	$1,308	0.00%	0.65%	to	0.85%	(5.58)%	to	(5.39)%
2014	43	$36.62	to	$18.84	$1,464	0.14%	0.65%	to	0.85%	3.98%	to	4.20%
2013	62	$35.22	to	$18.08	$2,041	0.46%	0.65%	to	0.85%	38.88%	to	39.18%
MFS VIT II INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2017	91	$27.41	to	$13.30	$2,110	1.23%	0.49%	to	0.85%	25.75%	to	26.20%
2016	58	$21.80	to	$10.54	$1,201	1.13%	0.49%	to	0.85%	2.96%	to	3.33%
2015	49	$21.17	to	$10.20	$964	2.17%	0.49%	to	0.85%	5.42%	to	5.80%
2014	39	$20.08	to	$9.63	$800	1.83%	0.65%	to	0.85%	0.25%	to	(3.70)%
2013	35	$20.03	to	$20.22	$708	1.22%	0.65%	to	0.85%	26.53%	to	26.85%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2017	2	$10.94	to	$10.95	$23	0.11%	0.49%	to	0.65%	9.35%	to	9.47%
MFS VIT UTILITIES SERIES
(Effective date 05/01/2008)
2017	18	$15.61	to	$15.92	$277	4.12%	0.65%	to	0.85%	13.52%	to	13.76%
2016	18	$13.75	to	$13.99	$249	3.59%	0.65%	to	0.85%	10.30%	to	10.52%
2015	21	$12.47	to	$12.66	$266	3.60%	0.65%	to	0.85%	(15.47)%	to	(15.32)%
2014	25	$14.75	to	$14.95	$377	2.00%	0.65%	to	0.85%	11.49%	to	11.73%
2013	24	$13.23	to	$13.38	$322	1.67%	0.65%	to	0.85%	19.19%	to	19.46%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2017	18	$50.93	to	$50.93	$937	1.54%	0.85%	to	0.85%	2.24%	to	2.24%
2016	22	$49.82	to	$49.82	$1,087	1.29%	0.85%	to	0.85%	5.91%	to	5.91%
2015	24	$47.04	to	$47.04	$1,157	1.32%	0.85%	to	0.85%	1.31%	to	1.31%
2014	23	$46.43	to	$46.43	$1,086	1.35%	0.85%	to	0.85%	28.61%	to	28.61%
2013	27	$36.10	to	$36.10	$991	1.06%	0.85%	to	0.85%	1.21%	to	1.21%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2017	1	$19.68	to	$19.68	$19	0.49%	0.85%	to	0.85%	15.36%	to	15.36%
2016	1	$17.06	to	$17.06	$17	0.25%	0.85%	to	0.85%	15.01%	to	15.01%
2015	1	$14.84	to	$14.84	$15	0.35%	0.85%	to	0.85%	(9.29)%	to	(9.29)%
2014	1	$16.35	to	$16.35	$19	0.71%	0.85%	to	0.85%	12.53%	to	12.53%
2013	1	$14.53	to	$14.53	$17	0.80%	0.85%	to	0.85%	35.54%	to	35.54%
NVIT MID CAP INDEX FUND
2017	42	$38.36	to	$14.03	$1,057	0.92%	0.49%	to	0.85%	14.60%	to	15.01%
2016	40	$33.47	to	$12.20	$938	1.10%	0.49%	to	0.85%	19.00%	to	19.43%
2015	37	$28.13	to	$10.19	$793	0.89%	0.65%	to	0.85%	(3.60)%	to	(3.39)%
2014	34	$29.18	to	$17.39	$751	1.02%	0.65%	to	0.85%	8.27%	to	8.48%
2013	20	$26.95	to	$16.03	$446	0.89%	0.65%	to	0.85%	31.66%	to	31.93%
OPPENHEIMER GLOBAL FUND
2017	41	$37.52	to	$13.78	$1,238	0.93%	0.65%	to	0.85%	35.51%	to	35.78%
2016	40	$27.69	to	$10.15	$945	1.07%	0.65%	to	0.85%	(0.76)%	to	(0.57)%
2015	43	$27.90	to	$10.20	$1,018	1.32%	0.65%	to	0.85%	3.06%	to	3.27%
2014	44	$27.07	to	$9.88	$1,020	1.04%	0.65%	to	0.85%	1.42%	to	(1.20)%
2013	45	$26.69	to	$13.80	$1,156	1.37%	0.65%	to	0.85%	26.25%	to	26.49%
OPPENHEIMER INTERNATIONAL GROWTH FUND
(Effective date 05/01/2008)
2017	28	$14.87	to	$11.35	$386	1.48%	0.49%	to	0.85%	25.22%	to	25.67%
2016	25	$11.87	to	$9.03	$276	1.16%	0.49%	to	0.85%	(2.94)%	to	(2.60)%
2015	29	$12.23	to	$9.27	$336	1.15%	0.49%	to	0.85%	2.56%	to	2.93%
2014	23	$11.93	to	$12.09	$271	1.57%	0.65%	to	0.85%	(7.95)%	to	(7.78)%
2013	15	$12.96	to	$13.11	$201	1.43%	0.65%	to	0.85%	24.74%	to	25.10%
OPPENHEIMER MAIN STREET SMALL CAP FUND
(Effective date 05/01/2014)
2017	6	$13.50	to	$13.67	$81	0.91%	0.49%	to	0.85%	13.19%	to	13.60%
2016	6	$12.07	to	$12.03	$70	0.51%	0.49%	to	0.85%	17.05%	to	17.47%
2015	6	$10.32	to	$10.24	$59	0.96%	0.49%	to	0.85%	(6.69)%	to	(6.37)%
2014	4	$11.05	to	$10.93	$39	0.00%	0.65%	to	0.85%	10.50%	to	9.30%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 05/01/2014)
2017	21	$6.35	to	$6.39	$132	7.36%	0.49%	to	0.69%	1.47%	to	1.65%
2016	2	$6.25	to	$6.29	$10	1.11%	0.49%	to	0.69%	14.37%	to	14.58%
2015	2	$5.47	to	$5.49	$9	2.77%	0.49%	to	0.69%	(26.22)%	to	(26.06)%
2014	1	$7.40	to	$7.40	$6	0.20%	0.65%	to	0.65%	(26.00)%	to	(26.00)%
PIMCO VIT HIGH YIELD PORTFOLIO
2017	46	$22.63	to	$11.52	$912	4.84%	0.49%	to	0.85%	5.71%	to	6.08%
2016	43	$21.41	to	$10.86	$817	4.86%	0.49%	to	0.85%	11.46%	to	11.90%
2015	40	$19.21	to	$9.68	$709	5.12%	0.65%	to	0.85%	(2.48)%	to	(2.26)%
2014	49	$19.70	to	$14.90	$896	5.22%	0.65%	to	0.85%	2.50%	to	2.62%
2013	138	$19.22	to	$14.52	$2,546	5.45%	0.65%	to	0.85%	4.80%	to	5.07%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
PIMCO VIT LOW DURATION PORTFOLIO
2017	252	$13.36	to	$10.10	$3,085	1.34%	0.49%	to	0.85%	0.50%	to	0.85%
2016	268	$13.29	to	$10.01	$3,308	1.49%	0.49%	to	0.85%	0.54%	to	0.92%
2015	275	$13.22	to	$9.92	$3,369	3.36%	0.49%	to	0.85%	(0.53)%	to	(0.18)%
2014	271	$13.29	to	$12.05	$3,457	1.12%	0.65%	to	0.85%	0.00%	to	0.25%
2013	304	$13.29	to	$12.02	$3,890	1.45%	0.65%	to	0.85%	(0.97)%	to	(0.83)%
PIMCO VIT REAL RETURN PORTFOLIO
(Effective date 05/29/2014)
2017	13	$10.27	to	$10.12	$132	2.24%	0.49%	to	0.85%	2.78%	to	3.15%
2016	9	$9.76	to	$9.81	$92	2.45%	0.49%	to	0.69%	4.48%	to	4.67%
2015	1	$9.34	to	$9.37	$13	8.86%	0.49%	to	0.69%	(3.38)%	to	(3.17)%
PIMCO VIT TOTAL RETURN PORTFOLIO
2017	279	$16.65	to	$10.75	$4,012	2.02%	0.49%	to	0.85%	4.03%	to	4.41%
2016	264	$16.01	to	$10.30	$3,764	2.07%	0.49%	to	0.85%	1.81%	to	2.18%
2015	193	$15.72	to	$10.08	$2,836	4.91%	0.49%	to	0.85%	(0.40)%	to	(0.05)%
2014	198	$15.78	to	$13.83	$2,989	1.99%	0.65%	to	0.85%	3.34%	to	3.60%
2013	382	$15.27	to	$13.35	$5,665	2.20%	0.65%	to	0.85%	(2.74)%	to	(2.55)%
PIONEER FUND VCT PORTFOLIO
2017	7	$26.86	to	$19.06	$150	1.16%	0.65%	to	0.85%	20.69%	to	20.93%
2016	8	$22.26	to	$15.76	$152	1.33%	0.65%	to	0.85%	8.89%	to	9.10%
2015	10	$20.44	to	$14.45	$169	1.09%	0.65%	to	0.85%	(0.91)%	to	(0.71)%
2014	11	$20.63	to	$14.55	$189	1.16%	0.65%	to	0.85%	10.09%	to	10.31%
2013	15	$18.74	to	$13.19	$226	1.26%	0.65%	to	0.85%	32.16%	to	32.43%
PIONEER MID CAP VALUE VCT PORTFOLIO
2017	9	$19.49	to	$18.61	$165	0.61%	0.65%	to	0.85%	11.92%	to	12.13%
2016	8	$17.41	to	$16.59	$146	0.48%	0.65%	to	0.85%	15.24%	to	15.48%
2015	9	$15.11	to	$14.37	$131	0.55%	0.65%	to	0.85%	(7.14)%	to	(6.96)%
2014	8	$16.27	to	$15.45	$137	0.64%	0.65%	to	0.85%	13.86%	to	14.11%
2013	8	$14.29	to	$13.54	$120	0.70%	0.65%	to	0.85%	31.58%	to	31.84%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2017	13	$32.47	to	$14.35	$268	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
2016	8	$25.18	to	$11.09	$155	0.00%	0.49%	to	0.85%	2.86%	to	3.23%
2015	5	$24.48	to	$19.05	$112	0.00%	0.85%	to	0.85%	0.77%	to	0.77%
2014	5	$24.29	to	$18.90	$115	0.00%	0.85%	to	0.85%	8.49%	to	8.50%
2013	8	$22.39	to	$17.62	$174	0.00%	0.65%	to	0.85%	41.26%	to	41.53%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2017	14	$28.17	to	$13.63	$290	0.00%	0.49%	to	0.85%	24.23%	to	24.68%
2016	17	$22.68	to	$10.93	$270	0.00%	0.49%	to	0.85%	2.48%	to	2.84%
2015	19	$22.13	to	$10.63	$299	0.00%	0.49%	to	0.85%	1.10%	to	1.47%
2014	14	$17.41	to	$22.14	$260	0.00%	0.65%	to	0.85%	6.35%	to	6.60%
2013	9	$16.37	to	$20.77	$157	0.00%	0.65%	to	0.85%	31.91%	to	32.12%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2017	2	$10.41	to	$10.41	$19	0.00%	0.85%	to	0.85%	(1.38)%	to	(1.38)%
2016	2	$10.56	to	$10.56	$19	0.00%	0.85%	to	0.85%	23.77%	to	23.77%
2015	4	$8.53	to	$8.53	$37	0.00%	0.85%	to	0.85%	(29.45)%	to	(29.45)%
2014	5	$12.09	to	$12.09	$54	0.00%	0.85%	to	0.85%	(20.51)%	to	(20.51)%
2013	5	$15.21	to	$15.36	$75	0.00%	0.65%	to	0.85%	8.88%	to	9.01%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND (Effective date 04/30/2010)
2017	48		$11.05	to	$10.08	$503	1.18%	0.49%	to	0.85%	1.11%	to	1.46%
2016	33		$10.93	to	$9.94	$366	2.13%	0.49%	to	0.85%	(0.65)%	to	(0.28)%
2015	46		$11.00	to	$11.13	$505	1.08%	0.65%	to	0.85%	(1.49)%	to	(1.29)%
2014	20		$11.17	to	$11.28	$222	0.08%	0.65%	to	0.85%	3.43%	to	3.87%
2013	0	*	$10.86	to	$10.86	$3	1.31%	0.65%	to	0.65%	(1.09)%	to	(1.09)%
PUTNAM VT EQUITY INCOME FUND (Effective date 04/30/2010)
2017	41		$23.73	to	$13.71	$796	1.68%	0.49%	to	0.85%	17.77%	to	18.19%
2016	47		$20.15	to	$11.60	$800	1.90%	0.49%	to	0.85%	12.69%	to	13.09%
2015	50		$17.88	to	$10.26	$761	1.49%	0.49%	to	0.85%	(3.87)%	to	(3.52)%
2014	51		$18.60	to	$18.77	$909	0.78%	0.65%	to	0.85%	11.71%	to	11.93%
2013	12		$16.65	to	$16.77	$199	1.34%	0.65%	to	0.85%	31.31%	to	31.53%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Effective date 04/29/2016)
2017	7		$12.19	to	$12.19	$84	0.00%	0.65%	to	0.65%	14.92%	to	14.92%
PUTNAM VT GLOBAL HEALTH CARE FUND (Effective date 05/02/2011)
2017	28		$19.84	to	$12.84	$511	0.52%	0.49%	to	0.85%	14.32%	to	14.74%
2016	32		$17.36	to	$11.19	$519	0.00%	0.49%	to	0.85%	(12.10)%	to	(11.79)%
2015	40		$19.75	to	$12.68	$731	0.00%	0.49%	to	0.85%	6.87%	to	7.27%
2014	34		$18.48	to	$18.61	$602	0.19%	0.65%	to	0.85%	26.58%	to	26.77%
2013	14		$14.60	to	$14.68	$210	0.64%	0.65%	to	0.85%	40.52%	to	40.75%
PUTNAM VT INCOME FUND (Effective date 05/01/2015)
2017	18		$10.34	to	$10.34	$189	0.00%	0.49%	to	0.49%	5.39%	to	5.39%
PUTNAM VT INTERNATIONAL VALUE FUND (Effective date 05/01/2015)
2017	7		$11.19	to	$11.19	$80	1.42%	0.49%	to	0.49%%	24.45%	to	24.45%
2016	4		$8.99	to	$8.99	$38	0.00%	0.49%	to	0.49%%	0.80%	to	0.80%
PUTNAM VT INVESTORS FUND (Effective date 05/01/2014)
2017	8		$14.74	to	$14.46	$123	1.36%	0.49%	to	0.65%	22.35%	to	22.54%
2016	11		$12.05	to	$11.80	$126	1.50%	0.49%	to	0.65%	11.62%	to	11.80%
2015	11		$10.79	to	$10.55	$113	0.81%	0.49%	to	0.65%	(2.59)%	to	(2.44)%
2014	5		$11.08	to	$10.81	$52	0.00%	0.65%	to	0.65%	10.80%	to	8.10%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO (Effective date 05/01/2009)
2017	5		$24.58	to	$11.50	$118	0.74%	0.49%	to	0.85%	4.22%	to	4.59%
2016	5		$23.58	to	$23.95	$128	1.70%	0.65%	to	0.85%	19.52%	to	19.75%
2015	5		$19.73	to	$20.00	$108	0.35%	0.65%	to	0.85%	(12.72)%	to	(12.54)%
2014	9		$22.61	to	$22.86	$193	0.00%	0.65%	to	0.85%	2.08%	to	2.24%
2013	15		$22.15	to	$22.36	$327	0.80%	0.65%	to	0.85%	33.27%	to	33.57%
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2017	470		$12.48	to	$9.87	$5,523	0.45%	0.49%	to	0.85%	(0.41)%	to	(0.05)%
2016	474		$12.53	to	$9.88	$5,643	0.01%	0.49%	to	0.85%	(0.83)%	to	(0.47)%
2015	462		$12.64	to	$9.92	$5,412	0.01%	0.49%	to	0.85%	(0.83)%	to	(0.48)%
2014	643		$12.75	to	$9.97	$7,488	0.01%	0.49%	to	0.85%	(0.78)%	to	(0.30)%
2013	450		$12.85	to	$9.77	$5,259	0.01%	0.65%	to	0.85%	(0.85)%	to	(0.61)%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2017	31	$31.17	to	$17.19	$814	1.54%	0.65%	to	0.85%	15.58%	to	15.81%
2016	32	$26.96	to	$14.85	$731	1.62%	0.65%	to	0.85%	8.07%	to	8.29%
2015	36	$24.95	to	$13.71	$684	1.56%	0.65%	to	0.85%	(1.77)%	to	(1.57)%
2014	36	$25.40	to	$13.93	$710	1.32%	0.65%	to	0.85%	4.57%	to	4.82%
2013	36	$24.29	to	$13.29	$721	1.71%	0.65%	to	0.85%	22.55%	to	22.71%
SCHWAB S&P 500 INDEX PORTFOLIO
2017	665	$37.53	to	$14.64	$17,442	1.63%	0.49%	to	0.85%	20.70%	to	21.13%
2016	615	$31.10	to	$12.09	$14,205	1.77%	0.49%	to	0.85%	10.74%	to	11.14%
2015	595	$28.08	to	$10.88	$12,722	1.61%	0.49%	to	0.85%	0.31%	to	0.67%
2014	507	$27.99	to	$10.79	$11,667	1.48%	0.65%	to	0.85%	12.45%	to	7.90%
2013	488	$24.89	to	$14.28	$10,459	1.64%	0.65%	to	0.85%	30.93%	to	31.25%
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
(Effective date 04/29/2016)
2017	147	$11.67	to	$11.71	$1,716	0.27%	0.49%	to	0.69%	12.92%	to	13.15%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
(Effective date 05/29/2014)
2017	2	$15.56	to	$15.56	$27	0.00%	0.49%	to	0.49%	26.97%	to	26.97%
2016	3	$12.26	to	$12.26	$40	0.00%	0.49%	to	0.49%	(10.92)%	to	(10.92)%
2015	3	$13.76	to	$13.76	$45	0.00%	0.49%	to	0.49%	12.22%	to	12.22%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
(Effective date 05/01/2014)
2017	1	$15.22	to	$15.33	$15	0.00%	0.65%	to	0.85%	26.23%	to	26.48%
2016	6	$12.46	to	$12.12	$75	0.00%	0.65%	to	0.85%	(11.47)%	to	(11.29)%
2015	6	$14.07	to	$13.67	$88	0.00%	0.65%	to	0.85%	11.51%	to	11.75%
2014	6	$12.62	to	$12.23	$80	0.00%	0.65%	to	0.85%	26.20%	to	22.30%
TEMPLETON FOREIGN VIP FUND
(Effective date 04/30/2010)
2017	58	$13.75	to	$9.93	$714	2.77%	0.49%	to	0.85%	15.71%	to	16.13%
2016	72	$11.88	to	$8.55	$771	1.91%	0.49%	to	0.85%	6.27%	to	6.66%
2015	58	$11.18	to	$8.02	$607	3.20%	0.49%	to	0.85%	(7.28)%	to	(6.95)%
2014	39	$12.06	to	$12.17	$474	1.97%	0.65%	to	0.85%	(11.84)%	to	(11.68)%
2013	20	$13.68	to	$13.78	$278	2.36%	0.65%	to	0.85%	21.93%	to	22.16%
TEMPLETON GLOBAL BOND VIP FUND
(Effective date 05/01/2014)
2017	73	$9.82	to	$9.76	$718	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2016	32	$9.71	to	$9.63	$309	0.00%	0.49%	to	0.85%	2.06%	to	2.44%
2015	34	$9.52	to	$9.40	$323	7.81%	0.49%	to	0.85%	(5.12)%	to	(4.77)%
2014	27	$10.03	to	$9.86	$267	1.92%	0.65%	to	0.85%	0.30%	to	(1.40)%
THIRD AVENUE VALUE PORTFOLIO
2017	5	$12.07	to	$13.02	$65	0.84%	0.65%	to	0.85%	12.62%	to	12.86%
2016	5	$10.72	to	$11.53	$59	0.91%	0.65%	to	0.85%	11.28%	to	11.50%
2015	8	$9.63	to	$10.34	$93	3.33%	0.65%	to	0.85%	(9.66)%	to	(9.48)%
2014	9	$10.66	to	$11.43	$102	3.02%	0.65%	to	0.85%	3.50%	to	3.72%
2013	13	$10.30	to	$11.02	$149	3.48%	0.65%	to	0.85%	17.98%	to	18.24%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
TOUCHSTONE VST FOCUSED FUND
(Effective date 05/01/2009)
2017	7	$31.70	to	$32.26	$232	0.57%	0.65%	to	0.85%	12.68%	to	12.91%
2016	7	$28.13	to	$28.57	$196	0.00%	0.65%	to	0.85%	12.16%	to	12.38%
2015	7	$25.09	to	$25.42	$174	0.00%	0.65%	to	0.85%	1.11%	to	1.31%
2014	7	$24.81	to	$25.09	$169	0.00%	0.65%	to	0.85%	12.16%	to	12.36%
2013	4	$22.12	to	$22.33	$87	0.00%	0.65%	to	0.85%	33.66%	to	33.95%
TVST TOUCHSTONE BOND FUND
(Effective date 05/01/2009)
2017	82	$12.94	to	$10.09	$985	0.00%	0.49%	to	0.85%	2.80%	to	3.17%
2016	70	$12.59	to	$9.78	$810	1.78%	0.49%	to	0.85%	(0.04)%	to	0.32%
2015	86	$12.59	to	$9.75	$1,005	3.06%	0.49%	to	0.85%	(2.12)%	to	(1.76)%
2014	74	$12.86	to	$13.01	$894	8.16%	0.65%	to	0.85%	3.13%	to	3.34%
2013	7	$12.47	to	$12.59	$88	1.81%	0.65%	to	0.85%	(1.19)%	to	(0.94)%
TVST TOUCHSTONE COMMON STOCK FUND
(Effective date 05/01/2009)
2017	11	$31.59	to	$14.29	$305	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
2016	6	$26.22	to	$26.63	$155	1.77%	0.65%	to	0.85%	10.32%	to	10.54%
2015	6	$23.77	to	$24.09	$141	2.77%	0.65%	to	0.85%	(0.66)%	to	(0.46)%
2014	6	$23.93	to	$24.20	$144	1.00%	0.65%	to	0.85%	9.42%	to	9.60%
2013	16	$21.87	to	$22.08	$351	2.11%	0.65%	to	0.85%	30.65%	to	30.88%
TVST TOUCHSTONE SMALL COMPANY FUND
(Effective date 05/01/2009)
2017	5	$34.00	to	$14.69	$153	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
2016	2	$28.79	to	$12.40	$65	0.09%	0.49%	to	0.85%	19.21%	to	19.63%
2015	1	$24.15	to	$24.47	$27	0.00%	0.65%	to	0.85%	(2.17)%	to	(1.98)%
2014	1	$24.68	to	$24.97	$36	0.24%	0.65%	to	0.85%	5.74%	to	5.98%
2013	4	$23.34	to	$23.56	$94	0.13%	0.65%	to	0.85%	33.60%	to	33.86%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2017	20	$11.57	to	$6.92	$214	0.00%	0.49%	to	0.85%	(2.80)%	to	(2.44)%
2016	44	$11.90	to	$7.10	$447	0.36%	0.49%	to	0.85%	42.20%	to	42.70%
2015	39	$8.37	to	$4.97	$284	0.03%	0.49%	to	0.85%	(34.19)%	to	(33.94)%
2014	27	$12.72	to	$12.86	$343	0.00%	0.65%	to	0.85%	(20.00)%	to	(19.88)%
2013	24	$15.90	to	$16.05	$378	0.50%	0.65%	to	0.85%	9.35%	to	9.56%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
(Effective date 05/01/2009)
2017	22	$11.88	to	$9.56	$260	2.37%	0.49%	to	0.85%	11.30%	to	11.70%
2016	29	$10.68	to	$8.56	$301	0.00%	0.49%	to	0.85%	5.52%	to	5.90%
2015	39	$10.12	to	$8.08	$385	6.39%	0.49%	to	0.85%	(13.82)%	to	(13.51)%
2014	38	$11.74	to	$11.87	$452	6.06%	0.65%	to	0.85%	1.29%	to	1.45%
2013	57	$11.59	to	$11.70	$657	2.51%	0.65%	to	0.85%	(9.95)%	to	(9.72)%
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
(Effective date 05/29/2014)
2017	13	$15.79	to	$15.91	$209	0.47%	0.49%	to	0.69%	27.95%	to	28.20%
2016	4	$12.34	to	$12.41	$48	1.26%	0.49%	to	0.69%	10.08%	to	10.30%
2015	4	$11.21	to	$11.25	$44	0.00%	0.49%	to	0.69%	1.92%	to	2.12%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
(Effective date 05/29/2014)
2017	12	$12.65	to	$12.74	$154	0.00%	0.49%	to	0.69%	12.39%	to	12.61%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
VANGUARD VIF MID-CAP INDEX PORTFOLIO
(Effective date 05/29/2014)
2017	13	$13.81	to	$13.91	$181	0.67%	0.49%	to	0.69%	18.27%	to	18.50%
2016	5	$11.68	to	$11.74	$57	1.35%	0.49%	to	0.69%	10.35%	to	10.58%
2015	3	$10.58	to	$10.62	$36	0.89%	0.49%	to	0.69%	(2.11)%	to	(1.92)%
2014	3	$10.81	to	$10.81	$28	0.00%	0.69%	to	0.69%	8.10%	to	8.10%
VANGUARD VIF REIT INDEX PORTFOLIO
(Effective date 05/29/2014)
2017	8	$12.73	to	$12.82	$96	1.86%	0.49%	to	0.69%	4.05%	to	4.26%
2016	4	$12.24	to	$12.30	$52	2.45%	0.49%	to	0.69%	7.62%	to	7.83%
2015	1	$11.37	to	$11.41	$7	0.00%	0.49%	to	0.69%	1.52%	to	1.72%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
(Effective date 05/29/2014)
2017	11	$14.61	to	$14.71	$159	0.39%	0.49%	to	0.69%	22.62%	to	22.86%
2016	7	$11.91	to	$11.97	$89	0.32%	0.49%	to	0.69%	14.15%	to	14.38%
2015	4	$10.44	to	$10.47	$39	0.31%	0.49%	to	0.69%	(3.42)%	to	(3.23)%
2014	3	$10.80	to	$10.80	$28	0.00%	0.69%	to	0.69%	8.10%	to	8.10%
WELLS FARGO VT DISCOVERY FUND
(Effective date 05/01/2008)
2017	1	$14.19	to	$25.29	$35	0.00%	0.65%	to	0.85%	28.04%	to	28.30%
2016	1	$19.37	to	$19.71	$26	0.00%	0.65%	to	0.85%	6.74%	to	6.95%
2015	2	$18.15	to	$18.43	$37	0.00%	0.65%	to	0.85%	(2.30)%	to	(2.10)%
2014	3	$18.58	to	$18.83	$48	0.00%	0.65%	to	0.85%	(0.48)%	to	(0.26)%
2013	3	$18.67	to	$18.88	$50	0.00%	0.65%	to	0.85%	42.63%	to	42.92%
WELLS FARGO VT OMEGA GROWTH FUND
(Effective date 05/01/2014)
2017	6	$14.47	to	$14.08	$93	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
2016	3	$10.84	to	$10.84	$29	0.00%	0.85%	to	0.85%	(0.33)%	to	(0.33)%
2015	3	$10.88	to	$10.88	$28	0.00%	0.85%	to	0.85%	0.49%	to	0.49%
2014	1	$10.82	to	$10.84	$16	0.00%	0.65%	to	0.85%	8.20%	to	8.40%
WELLS FARGO VT OPPORTUNITY FUND
2017	7	$22.85	to	$21.22	$180	0.78%	0.65%	to	0.85%	19.42%	to	19.66%
2016	4	$19.13	to	$17.73	$98	2.11%	0.65%	to	0.85%	11.28%	to	11.51%
2015	5	$17.19	to	$15.90	$101	0.12%	0.65%	to	0.85%	(3.91)%	to	(3.71)%
2014	5	$17.89	to	$16.52	$109	0.06%	0.65%	to	0.85%	9.49%	to	9.77%
2013	6	$16.34	to	$15.05	$112	0.19%	0.65%	to	0.85%	29.58%	to	29.74%

* The Investment Division has units that round to less than 1,000 units.
(a) The amounts in these columns are associated with the highest Expense Ratio.
(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as of December 31, 2017, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2017, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 9, 2018

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

Variable Annuity-1 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
AB VPS GROWTH AND INCOME PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS INTERNATIONAL GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS INTERNATIONAL VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS REAL ESTATE INVESTMENT PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS SMALL/MID CAP VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period June 1, 2016 to December 31, 2016
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2017	For the period August 7, 2017 to December 31, 2017	For the period August 7, 2017 to December 31, 2017
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN FUNDS IS GLOBAL GROWTH FUND	December 31, 2017	For the period April 20, 2017 to December 31, 2017	For the period April 20, 2017 to December 31, 2017
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 5, 2016 to December 31, 2016
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2017	For the period March 6, 2017 to December 31, 2017	For the period March 6, 2017 to December 31, 2017
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2017	For the period February 14, 2017 to December 31, 2017	For the period February 14, 2017 to December 31, 2017
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period May 2, 2016 to December 31, 2016
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II	N/A	N/A	For the period January 1, 2016 to May 2, 2016
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DELAWARE VIP SMID CAP CORE SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE CAPITAL GROWTH VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE CORE EQUITY VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE CROCI® U.S. VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE GLOBAL SMALL CAP VIP	December 31, 2017	For the period October 19, 2017 to December 31, 2017	For the period October 19, 2017 to December 31, 2017
DEUTSCHE SMALL CAP INDEX VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE SMALL MID CAP GROWTH VIP	December 31, 2017	For the period August 8, 2017 to December 31, 2017	For the period August 8, 2017 to December 31, 2017 and the period January 1, 2016 to May 27, 2016
DEUTSCHE SMALL MID CAP VALUE VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS IP MIDCAP STOCK PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS VIF APPRECIATION PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS VIF GROWTH AND INCOME PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FEDERATED FUND FOR US GOVERNMENT SECURITIES II	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

FEDERATED MANAGED TAIL RISK FUND II	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FEDERATED MANAGED VOLATILITY FUND II	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FRANKLIN SMALL CAP VALUE VIP FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST ARIEL MID CAP VALUE FUND	N/A	For the period January 1, 2017 to August 10, 2017	For the period January 1, 2017 to August 10, 2017 and the period June 1, 2016 to December 31, 2016
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	December 31, 2017	For the period April 20, 2017 to December 31, 2017	For the period April 20, 2017 to December 31, 2017
GREAT-WEST LOOMIS SAYLES BOND FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 5, 2016 to December 31, 2016
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. COMSTOCK FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. CORE EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. HIGH YIELD FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. MID CAP CORE EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. TECHNOLOGY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
IVY VIP INTERNATIONAL CORE EQUITY	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	December 31, 2017	For the period October 19, 2017 to December 31, 2017	For the period October 19, 2017 to December 31, 2017
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	December 31, 2017	For the period August 7, 2017 to December 31, 2017	For the period August 7, 2017 to December 31, 2017
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT RESEARCH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	N/A	For the period January 1, 2017 to May 22, 2017	For the period January 1, 2017 to May 22, 2017 and the year ended December 31, 2016
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BARON GROWTH OPPORTUNITIES FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS VIT II INTERNATIONAL VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS VIT III MID CAP VALUE PORTFOLIO	December 31, 2017	For the period July 25, 2017 to December 31, 2017	For the period July 25, 2017 to December 31, 2017
MFS VIT UTILITIES SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
NVIT MID CAP INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
OPPENHEIMER GLOBAL FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
OPPENHEIMER INTERNATIONAL GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
OPPENHEIMER MAIN STREET SMALL CAP FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT HIGH YIELD PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIONEER EMERGING MARKETS VCT PORTFOLIO	N/A	For the period January 1, 2017 to November 2, 2017	For the period January 1, 2017 to November 2, 2017 and the year ended December 31, 2016
PIONEER FUND VCT PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIONEER MID CAP VALUE VCT PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT EQUITY INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2017	For the period August 10, 2017 to December 31, 2017	For the period August 10, 2017 to December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

PUTNAM VT GLOBAL HEALTH CARE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT INCOME FUND	December 31, 2017	For the period April 20, 2017 to December 31, 2017	For the period April 20, 2017 to December 31, 2017
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period November 7, 2016 to December 31, 2016
PUTNAM VT INVESTORS FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SCHWAB MARKETTRACK GROWTH PORTFOLIO II	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SCHWAB S&P 500 INDEX PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	December 31, 2017	For the period February 14, 2017 to December 31, 2017	For the period February 14, 2017 to December 31, 2017
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TEMPLETON FOREIGN VIP FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TEMPLETON GLOBAL BOND VIP FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

THIRD AVENUE VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TOUCHSTONE VST FOCUSED FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TVST TOUCHSTONE BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TVST TOUCHSTONE COMMON STOCK FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TVST TOUCHSTONE SMALL COMPANY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VANGUARD VIF CAPITAL GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	December 31, 2017	For the period July 24, 2017 to December 31, 2017	For the period July 24, 2017 to December 31, 2017
VANGUARD VIF MID-CAP INDEX PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VANGUARD VIF REIT INDEX PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
WELLS FARGO VT DISCOVERY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity

Insurance Company of New York

Appendix A

WELLS FARGO VT OMEGA GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
WELLS FARGO VT OPPORTUNITY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND	N/A	N/A	For the period January 1, 2016 to May 2, 2016

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The balance sheets of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”) and subsidiaries as of December 31, 2017 and 2017, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A NY (the “Series Account”) as of December 31, 2017, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods presented, are filed herewith.
(b)	Exhibits
	(1)	Certified copy of resolution of Board of Directors of GWL&A NY establishing Registrant is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333- 25289).
	(2)	Not applicable.
	(3)	Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).
	(4)	(a)	Form of variable annuity contract is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
		(b)	Form of Contract is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-4 filed on May 20, 2009 (File No. 333-147743).
		(c)	Form of Company Name Change Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 filed on April 26, 2013 (File No. 333-147743).
		(d)	Form of variable annuity contract amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-4 filed on August 18, 2014 (File No. 333-147743).
	(5)	(a)	Form of application is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
		(b)	Form of Revised Variable Annuity Application is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).
	(6)	(a)	The Charter of Depositor is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-4 filed on April 28, 2015 (File No. 333-147743).
		(b)	The By-Laws of Depositor is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-4 filed on April 28, 2015 (File No. 333-147743).
	(7)	Not applicable.
	(8)	(a)	Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(b)	Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(c)	Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(d)	Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Post- Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
(e)	Participation Agreement with Blackrock Variable Series Funds, Inc. is incorporated by reference to Post- Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194044).
(f)	Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(g)	Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(h)	Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); form of amendment to Participation Agreement is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(i)	Participation Agreement with Federated Insurance Series is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(j)	Participation Agreement with Franklin Templeton Variable Insurance Products Trust is incorporated by reference to Registrant’s amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333- 147743); amendments to Participation Agreement with Franklin Templeton Variable Insurance Products Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(k)	Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre- Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(l)	Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance Products Trust) (with respect to Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289). Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).
(m)	Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Nationwide Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(n)	Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333- 130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(o)	Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(p)	Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(q)	Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289) amendment to Participation Agreement with Pioneer Variable Contracts Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(r)	Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(s)	Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Registrant’s Pre- Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(t)	Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); form of amendment to Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(u)	Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(v)	Participation Agreement with Wells Fargo Variable Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
(w)	Participation Agreement with MFS Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on May 27, 2008 (File No. 811-03972). Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
(x)	Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

	(y)	Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
	(z)	Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post- Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
	(aa)	Participation Agreement with JPMorgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
	(bb)	Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Participation Agreement with PIMCO is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 19, 2011 (File No. 333-176926).
	(cc)	Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post- Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
	(dd)	Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post- Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
	(ee)	Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
	(ff)	Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 30, 2011 (File No. 333-176926).
(9)	Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
(10)	(a)	Written Consent of Carlton Fields Jorden Burt P.A. is filed herewith.
	(b)	Written Consents of Deloitte & Touche LLP are filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Alazraki, Bernbach, P. Desmarais, Jr., Katz, Orr, Ryan, Jr., Selitto, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director

Name	Principal Business Address	Positions and Offices with Depositor
J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(2)	President and Chief Executive Officer
E.F. Murphy, III	(2)	President, Empower Retirement
R.K. Shaw	(2)	President, Individual Markets
J.F. Bevacqua	(2)	Chief Risk Officer
E.P. Friesen	(2)	Chief Investment Officer, General Account
J.W. Knight	(2)	Senior Vice President and Chief Technology Officer
D.G. Peterson	(2)	Chief Information Security Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
J.M. Gearin	(2)	Senior Vice President, Empower Operations
D.G. McLeod	(2)	Senior Vice President, Products
J.M. Smolen	(2)	Senior Vice President, Empower Core Market
M.B. Harger	(2)	Vice President, Empower Client Services
T.E. Homenuik	(2)	Vice President and Corporate Actuary
S.M. Gile	(2)	Vice President, Individual Markets
D.S. Muhlhauser	(2)	Vice President, Internal Audit
K.S. Roe	(2)	Vice President and Treasurer
F. Peurye	(2)	Vice President, Taxation
R.L. Logsdon	(3)	Associate General Counsel & Associate Secretary
B.R. Hudson	(3)	Senior Counsel and Assistant Secretary
D.C. Larsen	(3)	Senior Counsel and Assistant Secretary
K. Noble	(3)	Secretary, Audit Committee
(1)    100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)    8525 East Orchard Road, Greenwood Village, Colorado 80111.

(4)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2017
The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2017
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.19% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2017 415,443,579 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 903,991,299.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,668,392 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,047,312 or 59.19% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc. (direct and indirect 71.678%)
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)

60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.00% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC))
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.00% owned by Nippon Life Insurance Company)
100.0% - Putnam Investment Holdings, L.L.C.

100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - Putnam Advisory Holdings II, LLC
C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - Great-West Lifeco Finance 2017 I, LLC
100.0% - Great-West Lifeco Finance 2017 II, LLC
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% EverWest Property Management, LLC
100.0% EverWest Real Estate Investors, LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)

100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.001% - 7420928 Manitoba limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - H & H Associates Financial Services Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - Scott Batson Financial & Insurance Services Ltd.
100.0% - Stonehouse Financial Advisory Services Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)

100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life International Re dac
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% -CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
100.0% - Chesterhill Investments Limited
76.0% - Radial Park Management Limited
100.0% - CL Blue Limited
100.0% - Canada Life (U.K.) Limited

100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
10.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
100.0% - Irish Life Assurance plc.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
100.0% - The Canada Life Insurance Company of Canada

24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.001% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
61.468% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.

100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
100.0% - MGELS Fund Management (Canada) Ltd.
13.9% - China Asset Management Co., Ltd.
96.94% - Investment Planning Counsel Inc. (and 3.06% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - IPC Portfolio Services Inc.
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.5% - Portag3 Ventures LP
48.0% - Springboard LP
77.4% - WealthSimple Financial Corp.
29.3% - Springboard II LP
19.1% - Personal Capital Corporation
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

51.8% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
10.9% - Pernod Ricard (7.5% in capital)
16.9% - Umicore
19.8% - Ontex
5.7% - adidas
0.4% - LTI One
88.9% - FINPAR II
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
1.2% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
67.5% - Imerys (53.8% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar
3.0% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
100.0% - GBL Energy S.á.r.l.
Capital
1.8% - adidas
6.5% - Burberry
1.2% - Total SA (0.6% in capital)
100.0% - GBL Finance & Treasury
7.6% FINPAR II
90.0% - GBL Participations SA
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
67.4% - Serena S.á.r.l
Capital
16.6% - SGS
100.0% - Eliott Capital
Capital
9.4% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l

Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.4% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
78.4% - PrimeStone Capital Fund ICAV
1.6% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Sienna Capital International
100.0% - GBL Finance S.á.r.l
32.6% - Serena S.á.r.l
100.0% - Miles Capital S.á.r.l
21.2% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
4.3% - GEA
3.5% - FINPAR II
F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - 10206911 Canada Inc.
100.0% - Nuglif inc.
100.0% - 10206938 Canada Inc
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions Plus Ltée
100.0% - 10206920 Canada Inc.
50.0% - Workopolis
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
H.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
14.88% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
100.0% - Minnesota Solar, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Potentia Solar Holdings II Limited Partnership.
100.0% - Potentia Solar Holdings Limited Partnership.
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 10 LP
100.0% - Potentia Solar 14 LP
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
54.8% - Eagle Creek Renewable Energy, LLC
55.67% - Lumenpulse Group Inc.

100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lignting Corp.
100.0% - Fluxwerx Illumination Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Aplhaled Limited
43.8% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings ULC
100.0% - Sagard Holdings Participation Inc.
75.0% - Sagard Holdings ULC
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
100.0% - 1069759 B.C. Unlimited Liability Company
91.6% - IntegraMed America, Inc.
21.6% - GP Strategies Corp.
42.58% - Peak Achievement Athletics Inc. (50% voting)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
14.0% - Springboard L.P.
78.9% - WealthSimple Financial Corp. (77.4% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Technologies Inc.
29.3% - Springboard II LP
63.0% - Koho Financial Inc.
100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
100.0% - 9194649 Canada Inc.
62.9% - Portag3 Ventures L.P.
100.0% - Portag3 International Investments Inc.
38.0% - Springboard L.P.
6.37% - Collage Inc.
6.73% - Dialogue Technologies Inc.
12.02% - Springboard II LP
68.06% - Diagram Ventures LP
19.80% - Collage Inc.
19.41% - Dialogue Technologies Inc.
100.0% - Portag3 Ventures Participation ULC
50.1% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract Owners
As of March 14, 2018, there were 103 Contract Owners; 103 were Non-Qualified Contracts and 0 were Qualified Contracts.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the laws of the State of New York and the Bylaws of Great-West of New York whereby Great-West of New York may indemnify a director, officer or controlling person of Great-West of New York against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
New York Business Corporation Law
Section 719. Liability of directors in certain cases
(a)	Directors of a corporation who vote for or concur in any of the following corporate actions shall be jointly and severally liable to the corporation for the benefit of its creditors or shareholders, to the extent of any injury suffered by such persons, respectively, as a result of such action:
	(1)	The declaration of any dividend or other distribution to the extent that it is contrary to the provisions of paragraphs (a) and (b) of section 510 (Dividends or other distributions in cash or property).
	(2)	The purchase of the shares of the corporation to the extent that it is contrary to the provisions of section 513 (Purchase or redemption by a corporation of its own shares).
	(3)	The distribution of assets to shareholders after dissolution of the corporation without paying or adequately providing for all known liabilities of the corporation, excluding any claims not filed by creditors within the time limit set in a notice given to creditors under articles 10 (Non-judicial dissolution) or 11 (Judicial dissolution).
	(4)	The making of any loan contrary to section 714 (Loans to directors).
(b)	A director who is present at a meeting of the board, or any committee thereof, when action specified in paragraph (a) is taken shall be presumed to have concurred in the action unless his dissent thereto shall be entered in the minutes of the meeting, or unless he shall submit his written dissent to the person acting as the secretary of the meeting before the adjournment thereof, or shall deliver or send by registered mail such dissent to the secretary of the corporation promptly after the adjournment of the meeting. Such right to dissent shall not apply to a director who voted in favor of such action. A director who is absent from a meeting of the board, or any committee thereof, when such action is taken shall be presumed to have concurred in the action unless he shall deliver or send by registered mail his dissent thereto to the secretary of the corporation or shall cause such dissent to be filed with the minutes of the proceedings of the board or committee within a reasonable time after learning of such action.
(c)	Any director against whom a claim is successfully asserted under this section shall be entitled to contribution from the other directors who voted for or concurred in the action upon which the claim is asserted.

(d)	Directors against whom a claim is successfully asserted under this section shall be entitled, to the extent of the amounts paid by them to the corporation as a result of such claims:
	(1)	Upon payment to the corporation of any amount of an improper dividend or distribution, to be subrogated to the rights of the corporation against shareholders who received such dividend or distribution with knowledge of facts indicating that it was not authorized by section 510, in proportion to the amounts received by them respectively.
	(2)	Upon payment to the corporation of any amount of the purchase price of an improper purchase of shares, to have the corporation rescind such purchase of shares and recover for their benefit, but at their expense, the amount of such purchase price from any seller who sold such shares with knowledge of facts indicating that such purchase of shares by the corporation was not authorized by section 513.
	(3)	Upon payment to the corporation of the claim of any creditor by reason of a violation of subparagraph (a)(3), to be subrogated to the rights of the corporation against shareholders who received an improper distribution of assets.
	(4)	Upon payment to the corporation of the amount of any loan made contrary to section 714, to be subrogated to the rights of the corporation against a director who received the improper loan.
(e)	A director shall not be liable under this section if, in the circumstances, he performed his duty to the corporation under paragraph (a) of section 717.
(f)	This section shall not affect any liability otherwise imposed by law upon any director.
Section 720. Action against directors and officers for misconduct.
(a)	An action may be brought against one or more directors or officers of a corporation to procure a judgment for the following relief:
	(1)	Subject to any provision of the certificate of incorporation authorized pursuant to paragraph (b) of section 402, to compel the defendant to account for his official conduct in the following cases:
		(A)	The neglect of, or failure to perform, or other violation of his duties in the management and disposition of corporate assets committed to his charge.
		(B)	The acquisition by himself, transfer to others, loss or waste of corporate assets due to any neglect of, or failure to perform, or other violation of his duties.
		(C)	In the case of directors or officers of a benefit corporation organized under article seventeen of this chapter: (i) the failure to pursue the general public benefit purpose of a benefit corporation or any specific public benefit set forth in its certificate of incorporation; (ii) the failure by a benefit corporation to deliver or post an annual report as required by section seventeen hundred eight of article seventeen of this chapter; or (iii) the neglect of, or failure to perform, or other violation of his or her duties or standard of conduct under article seventeen of this chapter.
	(2)	To set aside an unlawful conveyance, assignment or transfer of corporate assets, where the transferee knew of its unlawfulness.
	(3)	To enjoin a proposed unlawful conveyance, assignment or transfer of corporate assets, where there is sufficient evidence that it will be made.
(b)	An action may be brought for the relief provided in this section, and in paragraph (a) of section 719 (Liability of directors in certain cases) by a corporation, or a receiver, trustee in bankruptcy, officer, director or judgment creditor thereof, or, under section 626 (Shareholders' derivative action brought in the right of the corporation to procure a judgment in its favor), by a shareholder, voting trust certificate holder, or the owner of a beneficial interest in shares thereof.
(c)	This section shall not affect any liability otherwise imposed by law upon any director or officer.

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.
The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Section 722. Authorization for indemnification of directors and officers.
(a)	A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.
(b)	The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.
(c)	A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d)	For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.
Section 723. Payment of indemnification other than by court award.
(a)	A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.
(b)	Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:
	(1)	By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,
	(2)	If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs;
		(A)	By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or
		(B)	By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.
(c)	Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.
Section 724. Indemnification of directors and officers by a court.
(a)	Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:
	(1)	In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or
	(2)	To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.
(b)	The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c)	Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.
Section 725. Other provisions affecting indemnification of directors and officers.
(a)	All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.
(b)	No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:
(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;
(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or
(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.
(c)	If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.
(d)	If any action with respect to indemnification of directors and officers is taken by way of amendment of the bylaws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.
(e)	Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.
(f)	The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).
Section 726. Insurance for indemnification of directors and officers.
(a)    Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:
(1)	To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

	(2)	To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and
	(3)	To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of financial services, for a retention amount and for co-insurance.
(b)	No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:
	(1)	if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or
	(2)	in relation to any risk the insurance of which is prohibited under the insurance law of this state.
(c)	Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.
(d)	The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.
(e)	This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.
Bylaws of Great-West of New York
ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Financial Services pursuant to Section 1216 of the New York Insurance Law.
Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
E.F. Murphy, III	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President, and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Director and Senior Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Vice President, Counsel and Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-
Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Great-West Life & Annuity Insurance Company of New York represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 13th day of April, 2018.
VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK (Depositor)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 13, 2018
R. Jeffrey Orr*
/s/ Andra S. Bolotin	President and Chief Executive Officer	April 13, 2018
Andra S. Bolotin
/s/ Kara S. Roe	Principal Accounting Officer	April 13, 2018
Kara S. Roe
/s/ Marcia D. Alazraki	Director	April 13, 2018
Marcia D. Alazraki*
/s/ John L. Bernbach	Director	April 13, 2018
John L. Bernbach *
Director
André R. Desmarais
/s/ Paul G. Desmarais, Jr.	Director	April 13, 2018
Paul G. Desmarais, Jr.*
/s/ Stuart Z. Katz	Director	April 13, 2018
Stuart Z. Katz*
/s/ T. Timothy Ryan, Jr.	Director	April 13, 2018
T. Timothy Ryan, Jr.*
/s/ Jerome J. Selitto	Director	April 13, 2018
Jerome J. Selitto*

Signature		Title	Date
/s/ Brian E. Walsh		Director	April 13, 2018
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 13, 2018
Ryan L. Logsdon